Rule 497(b)
                                                              File No. 33-65473

                       THE HANOVER INVESTMENT FUNDS, INC.
                                 237 Park Avenue
                            New York, New York 10017


                                                               February 8, 1996


Dear Shareholder:

   It's an exciting time for mutual fund investors and, I believe, an especially exciting time for you as a Hanover Investment Funds shareholder.

   That's because, in conjunction with the proposed merger of The Chemical Banking Corporation and The Chase Manhattan Corporation, the Board of Directors of your fund has been seeking ways to enhance your investment relationship with us. I am writing today to ask you to vote on a proposed reorganization that will allow your fund to operate more efficiently and offer you substantial benefits as a shareholder.

   We've considered a proposal that will combine each of the five currently operational Hanover funds with an existing or newly-created fund in Mutual Fund Group, better known as the Vista Family of Mutual Funds, which is advised by Chase Manhattan. Vista is comprised of a family of 30 funds ranging from stock and bond to money market funds and including both domestic and international fund offerings.

   Through the reorganization, your investment would be in a larger combined fund family, allowing you as a shareholder to take advantage of the many benefits that size and a diverse array of products offer. In addition, the resulting increase in the assets under management of the Vista Funds should enhance the ability of the funds' portfolio managers to buy and sell securities on a more favorable basis. Larger transactions can often be achieved at a better price, while giving the portfolio manager greater flexibility and potentially increasing the funds' diversification.

   The entire impact of the proposed reorganization is spelled out in the enclosed Prospectus/Proxy Statement. After carefully considering all the issues involved, your Board of Directors has unanimously concluded that the proposal is in the best interests of your fund and its shareholders. Therefore, we recommend that you vote in favor using the enclosed proxy card.

   The value of your investment will not be affected by the reorganization. Nor, in the opinion of legal counsel, will the transaction be subject to federal income taxes.

   I encourage you to complete and return your proxy card in the enclosed postage-paid envelope as soon as possible, as your vote is important. Please be advised that you may receive a mailing and proxy card on each Hanover account you own, and that each proxy must be voted separately.

   Thank you for your continuing support of The Hanover Investment Funds. We look forward to serving you better in the near future as part of the Vista Family of Mutual Funds. If you have any questions regarding the attached proxy, please contact your investment representative or call your client services representative at 1-800-821-2371.

   Please also refer to the attached questions and answers which are designed to help you cast your proxy as a shareholder, and are being provided as a supplement to, not a substitute for, your proxy material which we urge you to carefully review.


                               Sincerely yours,


                               /s/ W. Perry Neff
                               W. Perry Neff
                               Chairman of the Board of Directors
                               The Hanover Investment Funds, Inc.

Q. If shareholders approve the proxy proposals, what will happen?

A. In May, the Vista Funds and the Hanover Funds will be merged into one combined fund family with approximately $18 billion in assets under management. This family will employ the name "Vista Funds." In some cases, current Vista and Hanover funds with overlapping objectives will be merged together into a single fund. All shareholders in existing Hanover or Vista funds will own shares in the merged funds, without paying additional charges.

Q. As a shareholder, what do I need to do?

A. Just make sure you cast your proxy vote when you receive your ballot in February. The directors of each fund are working to make sure this merger goes smoothly. Shortly after the anticipated shareholder approval of the merger, listings of daily fund prices and performance for most funds will appear under the Vista heading in the business section of your local newspaper and business periodicals. Your quarterly fund statements and semi-annual reports will reflect that you are part of a larger Vista family with more investment choices.

Q. Which funds are being combined and what do I do if I own one of them?

A. The following consolidation of funds will occur, upon shareholder approval:

   (bullet) Hanover 100% U.S. Treasury Securities Money Market Fund will be combined with a newly created Vista fund called Vista 100% U.S. Treasury Securities Money Market Fund. The resulting fund will be called Vista 100% U.S. Treasury Securities Money Market Fund.

   (bullet) Hanover U.S. Treasury Money Market Fund will be combined with
            Vista Treasury Plus Money Market Fund. The resulting fund will be called Vista Treasury Plus Money Market Fund.

   (bullet) Hanover Government Money Market Fund will be combined with
            Vista U.S. Government Money Market Fund. The resulting fund will be called Vista U.S. Government Money Market Fund.

   (bullet) Hanover Cash Management Fund will be combined with Vista Global
            Money Market Fund. The resulting fund will be called Vista Cash Management Fund.

   (bullet) Hanover Tax Free Money Market Fund will be combined with Vista
            Tax Free Money Market Fund. The resulting fund will be called Vista Tax Free Money Market Fund.

   (bullet) Hanover New York Tax Free Money Market Fund will be combined with
            Vista New York Tax Free Money Market Fund. The resulting fund will be called Vista New York Tax Free Money Market Fund.

   (bullet) Hanover Short Term U.S. Government Fund will be combined with
            Vista Short Term Bond Fund. The resulting fund will be called Vista Short Term Bond Fund.

   (bullet) Hanover U.S. Government Securities Fund will be combined with a newly created Vista fund called Vista U.S. Government Securities Fund. The resulting fund will be called Vista U.S. Government Securities Fund.

   (bullet) Hanover Blue Chip Growth Fund will be combined with Vista Equity
            Fund. The resulting fund will be called Vista Large Cap Equity
            Fund.

   (bullet) Hanover Small Capitalization Growth Fund will be combined with
            Vista Small Cap Equity Fund. The resulting fund will be called Vista Small Cap Equity Fund.

   (bullet) Hanover American Value Fund will be combined with a newly created
            Vista fund called Vista American Value Fund. The resulting fund will be called Vista American Value Fund.

The decisions as to which funds should be appropriately merged was based upon a review of each fund's investment objectives and the selection of funds which were similar. If you own any of the above funds, upon shareholder approval you will automatically become a shareholder in the merged fund.

You don't need to do anything to continue your current investment program. The complete details are contained in the proxy materials.

Q. Will there be any change in how the funds are managed?

A. Under the plan, current shareholders of Hanover funds will gain the investment expertise and discipline of Chase Manhattan. Chase has more than 100 years of experience providing money management services to individuals and institutions. Vista has built a reputation as one of the most consistent performers among stock mutual funds through Chase's proprietary 5-Step Stock-Selection Model.

Q. What research services will the funds rely upon?

A. The expanded group will have access to the research and analysis which has helped Vista achieve recognition for outstanding performance. These include Chase's global presence through research professionals in strategic markets throughout the world and also the independent mutual fund consulting group Chase hires to audit the portfolio management practices of each Vista fund.

Q. What about shareholder services?

A. Current Hanover shareholders will be able to obtain fund information 24 hours per day via Tele-Vista, Vista's Voice Response Unit available at 1-800-34-VISTA.

   Current Hanover shareholders who have already paid a sales charge will be allowed to exchange into other funds of the larger Vista family without paying an additional charge.

Q. How do I cast a proxy vote?

A. In mid-February, you will receive a proxy card and statement in the mail for each fund in which you are a shareholder. Several shareholder election items will appear on this card, and after you have reviewed the accompanying proxy material carefully, you should cast your vote in each of them. Then, return the postage-paid reply card in the mail prior to March 19, 1996. That's all.

If you have any further questions, please call our customer service center, between 8:00 AM and 6:00 PM EST, at 1-800-34-VISTA (84782).

                        THE HANOVER INVESTMENT FUNDS, INC.
                                 237 Park Avenue
                            New York, New York 10019

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


                                                              February 8, 1996


Dear Shareholder:


   A special meeting of shareholders of the portfolios of The Hanover Investment Funds, Inc. ("Hanover") will be held on April 2, 1996 at 2:00 P.M. at the offices of The Chase Manhattan Bank, N.A., 101 Park Avenue, 17th Floor, New York, New York 10178 for the following purposes:


   1. To consider and act upon an Agreement and Plan of Reorganization and Liquidation (the "Agreement") between Hanover and Mutual Fund Group ("Vista") providing for:

         (a) the transfer of all of the assets and liabilities of The Hanover Short Term U.S. Government Fund to the Vista Short Term Bond Fund in exchange for Class A Shares of the Vista Short Term Bond Fund, the distribution of such shares to the shareholders of The Hanover Short Term U.S. Government Fund and the subsequent termination of The Hanover Short Term U.S. Government Fund (to be voted on only by the shareholders of The Hanover Short Term U.S. Government Fund);

         (b) the transfer of all of the assets and liabilities of The Hanover U.S. Government Securities Fund to the Vista U.S. Government Securities Fund (a newly created portfolio of Vista) in exchange for Institutional Shares of the Vista U.S. Government Securities Fund, the distribution of such shares to the shareholders of The Hanover U.S. Government Securities Fund and the subsequent termination of The Hanover U.S. Government Securities Fund (to be voted on only by the shareholders of The Hanover U.S. Government Securities Fund);

         (c) the transfer of all of the assets and liabilities of The Hanover Blue Chip Growth Fund to the Vista Large Cap Equity Fund (currently known as the Vista Equity Fund) in exchange for Institutional Shares of the Vista Large Cap Equity Fund, the distribution of such shares to the shareholders of The Hanover Blue Chip Growth Fund and the subsequent termination of The Hanover Blue Chip Growth Fund (to be voted on only by the shareholders of The Hanover Blue Chip Growth Fund);

         (d) the transfer of all of the assets and liabilities of The Hanover Small Capitalization Growth Fund to the Vista Small Cap Equity Fund in exchange for Class A Shares and Institutional Shares of the Vista Small Cap Equity Fund, the distribution of such Class A Shares to the shareholders of Investor Shares of The Hanover Small Capitalization Growth Fund and such Institutional Shares to the shareholders of CBC Benefit Shares of The Hanover Small Capitalization Growth Fund, and the subsequent termination of The Hanover Small Capitalization Growth Fund (to be voted on only by the shareholders of The Hanover Small Capitalization Growth
    Fund); and

         (e) the transfer of all of the assets and liabilities of The Hanover American Value Fund to the Vista American Value Fund (a newly created portfolio of Vista) in exchange for shares of the Vista American Value Fund, the distribution of such shares to the shareholders of The Hanover American Value Fund and the subsequent termination of The Hanover American Value Fund (to be voted on only by the shareholders of The Hanover American Value Fund).

   2. Transaction of such other business as may properly come before the meeting.

   The Board of Directors of Hanover has recently reviewed and unanimously endorsed the proposals set forth in the accompanying Prospectus/Proxy Statement. Approval of the Agreement will require the affirmative vote of the holders of at least a majority of the outstanding shares of each portfolio of Hanover (other than The Hanover

Small Capitalization Growth Fund) entitled to vote on the matter and, in the case of The Hanover Small Capitalization Growth Fund, the affirmative vote of the holders of at least a majority of each of its outstanding Investor Shares and CBC Benefit Shares entitled to vote on the matter. By approving the Agreement, Hanover shareholders will be deemed to have waived temporarily certain of Hanover's investment limitations insofar as they might be deemed to apply to the transactions provided for therein. The Board of Directors knows of no other business that will be acted upon at the meeting.

   Each shareholder is invited to attend the Special Meeting in person. Shareholders of record at the close of business on January 22, 1996 have the right to vote at the Special Meeting.

   A quorum for the Special Meeting for each Hanover portfolio will consist of the presence in person or by proxy of shareholders entitled to cast a majority of the votes of that portfolio entitled to be cast. In the event that a quorum for any Hanover portfolio is not present at the Special Meeting, or in the event that a quorum is present but sufficient votes to approve any of the matters to be acted upon are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented at the meeting in person or by proxy. The persons named as proxies will vote those proxies which they are entitled to vote FOR or AGAINST any such proposal in their discretion. A stockholder vote may be taken on one or more of the matters to be acted upon as described in the accompanying Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

   Detailed information about the proposed transaction and the reasons for it are contained in the enclosed materials. Please exercise your right to vote by attending the Special Meeting or completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. It is very important that you vote and that your voting instructions be received prior to the Special Meeting.

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON, THE BOARD OF DIRECTORS SOLICITS YOUR PROXY AND STRONGLY INVITES YOUR PARTICIPATION BY ASKING YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE.

   NOTE: You may receive more than one proxy package if you hold shares in more than one account or if you own shares in more than one portfolio which is being reorganized. You must return separate proxy cards for separate holdings. We have provided postage-paid return envelopes for each.

                               By Order of the Board of Directors

                               /s/ W. Perry Neff
                               W. Perry Neff
                               Chairman of the Board and President

                    PROSPECTUS/PROXY STATEMENT DATED      FEBRUARY 8, 1996

                          Acquisition of the Assets of

                       THE HANOVER INVESTMENT FUNDS, INC.
                                 237 Park Avenue
                            New York, New York 10017
                                 1-800-821-2371

                        By and in Exchange for Shares of

                                MUTUAL FUND GROUP
                              125 West 55th Street
                            New York, New York 10019
                                 1-800-34-VISTA

   This Prospectus/Proxy Statement relates to the proposed transfer of all of the assets and liabilities of each currently operational portfolio of The Hanover Investment Funds, Inc. ("Hanover") to corresponding portfolios of Mutual Fund Group ("Vista") having substantially similar investment objectives (except as described herein) in exchange for shares of such portfolios of Vista. Vista is an open-end investment company of the management type offering shares in several portfolios, and, in some cases, multiple classes of shares in each such portfolio. As a result of the proposed transaction, each shareholder of a portfolio of Hanover will receive that number of shares of the corresponding portfolio of Vista equal in value at the date of the exchange to the value of such shareholder's shares of the portfolio of Hanover at such date. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization and Liquidation between Vista and Hanover attached hereto as Exhibit A.

   This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Vista and its portfolios that a prospective investor should know before investing. A statement of additional information dated February 8, 1996 (the "Statement of Additional Information") containing additional information about Vista has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus/Proxy Statement. Copies of Hanover's current prospectuses may be obtained without charge by writing to Hanover at its address noted above or by calling 1-800-821-2371. A copy of the Statement of Additional Information may be obtained without charge by writing to Vista at its address noted above or by calling 1-800-34-VISTA.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
        REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY
               STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY
                 INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN
                       OR MADE, SUCH OTHER INFORMATION OR
                       REPRESENTATIONS MUST NOT BE RELIED
                         UPON AS HAVING BEEN AUTHORIZED
                              BY VISTA OR HANOVER.

  INVESTMENTS IN VISTA PORTFOLIOS ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS
    OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE VISTA PORTFOLIOS
     ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
       THE CHASE MANHATTAN BANK, N.A. OR ANY OF ITS AFFILIATES AND ARE NOT
         FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY
         THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                 THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                          TABLE OF CONTENTS

                                                         Page
                                                         ----
Summary ................................................   3
Reasons For the Reorganization .........................  15
Information About the Reorganization ...................  16
Voting Information .....................................  19
Comparison of Investment Objectives and Policies .......  20
Comparative Information on Shareholder Rights ..........  36
Additional Information About Vista .....................  39
Information About Hanover ..............................  68
Financial Statements and Experts .......................  68
Legal Matters ..........................................  68


EXHIBIT

   A--Agreement and Plan of Reorganization and Liquidation between Mutual
      Fund Group and The Hanover Investment Funds, Inc.

                                    SUMMARY

   This summary is qualified by reference to the more complete information contained in this Prospectus/Proxy Statement, the prospectuses of Hanover and the Agreement and Plan of Reorganization and Liquidation attached to this Prospectus/Proxy Statement as Exhibit A. The information concerning Hanover contained or incorporated by reference into this Prospectus/Proxy Statement has been furnished by Hanover, and the information concerning Vista contained or incorporated by reference into this Prospectus/Proxy Statement has been furnished by Vista.

   Proposed Transaction. The Board of Directors of Hanover (the "Hanover Board"), including the Directors who are not "interested persons" of Hanover (the "Independent Directors"), has unanimously approved an Agreement and Plan of Reorganization and Liquidation (the "Agreement") providing for the transfer of all of the assets and liabilities (whether contingent or otherwise) of each currently operational portfolio of Hanover (each, a "Hanover Portfolio") to a corresponding portfolio of Vista (each, a "Vista Portfolio") having a substantially similar investment objective (except as described herein) in exchange for shares of the class or classes specified in the table below of such Vista Portfolio. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization".) The total value of all shares of each Vista Portfolio issued in the Reorganization shall equal the total value of the net assets of the corresponding Hanover Portfolio being acquired by such Vista Portfolio. In connection with the Reorganization, shares of the class or classes of each Vista Portfolio specified in the table below will be distributed to holders of the shares of the respective class or classes of the corresponding Hanover Portfolio as specified in the table below in liquidation of that Hanover Portfolio. The number of full and fractional shares of a Vista Portfolio received by a shareholder of the corresponding Hanover Portfolio will be equal in value to the value of that shareholder's shares of the corresponding Hanover Portfolio as of 4:00 p.m. (Eastern time) on the closing date of the Reorganization. Upon completion of such distribution, Hanover will be dissolved and will then deregister as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), by filing the appropriate application with the Commission and will also be terminated under state law. As a result of the Reorganization, each holder of shares of the Hanover Portfolio specified in the table below will become a holder of shares of the specified class of the Vista Portfolio listed opposite the class of shares held in such Hanover Portfolio (each Hanover or Vista Portfolio being referred to herein as the "corresponding" Hanover or Vista Portfolio to the respective Vista or Hanover Portfolio listed opposite its name). One of the currently existing Vista Portfolios will be renamed in connection with the Reorganization, as indicated in the table below.

-------------------------------------------------------------------------------------------
The Hanover Portfolio and Share Class              Vista Portfolio and Share Class
-------------------------------------------------------------------------------------------
The Hanover Short Term U.S. Government Fund        Vista Short Term Bond Fund
   All Shares                                          Class A Shares*
-------------------------------------------------------------------------------------------
The Hanover U.S. Government Securities Fund        Vista U.S. Government Securities Fund**
   All Shares                                          Institutional Shares
-------------------------------------------------------------------------------------------
The Hanover Blue Chip Growth Fund                  Vista Large Cap Equity Fund***
   All Shares                                          Institutional Shares+
-------------------------------------------------------------------------------------------
The Hanover Small Capitalization Growth Fund       Vista Small Cap Equity Fund
   Investor Shares                                     Class A Shares
   CBC Benefit Shares                                  Institutional Shares
-------------------------------------------------------------------------------------------
The Hanover American Value Fund                    Vista American Value Fund++
  All Shares                                           Shares
--------------------------------------------------------------------------------------------

  *A share class of a currently existing Vista Portfolio that will be newly created in connection with the Reorganization.

 **Vista U.S. Government Securities Fund is a newly organized portfolio of Vista created for the purpose of operating as a successor to The Hanover U.S. Government Securities Fund in connection with the Reorganization.

***Currently known as the Vista Equity Fund.

  +Currently known as Shares.

 ++Vista American Value Fund is a newly organized portfolio of Vista created for the purpose of operating as a successor to The Hanover American Value Fund in connection with the Reorganization.

   Under the proposed Reorganization, shareholders of each Hanover Portfolio other than The Hanover U.S. Government Securities Fund will receive shares in a Vista Portfolio with a substantially similar investment objective and, except for certain differences between The Hanover Short Term U.S. Government Fund and the Vista Short Term Bond Fund, similar investment policies and restrictions. The Hanover U.S. Government Securities Fund and the Vista U.S. Government Securities Fund have similar investment policies, but the objective of the Vista U.S Government Securities Fund has been revised to reflect a desire to manage the fund to maximize total return, consisting of both income and capital appreciation. The Vista Short Term Bond Fund is authorized to invest in a broader range of securities than The Hanover Short Term U.S. Government Fund. See "Comparison of Investment Objectives and Policies" below.

   As set forth in the table above, pursuant to the proposed Reorganization, the shareholders of each class of a Hanover Portfolio will receive shares of the specified class of the corresponding Vista Portfolio. As used herein, the "Shares" refers to the classes of shares of each Vista Portfolio to be received by shareholders of the corresponding Hanover Portfolio pursuant to the Reorganization, as set forth in the table above.

   Under the proposed Reorganization, purchase, redemption and dividend policies will remain substantially unchanged.

   The investment advisers to the Hanover Portfolios are The Portfolio Group, Inc. (with respect to The Hanover U.S. Government Securities Fund and The Hanover Blue Chip Growth Fund), Texas Commerce Bank, National Association (with respect to The Hanover Short Term U.S. Government Fund), Chemical Bank New Jersey, National Association (with respect to The Hanover Small Capitalization Growth Fund) and Van Deventer & Hoch ("VDH") (with respect to The Hanover American Value Fund). The Portfolio Group, Inc., is a direct, wholly-owned subsidiary of CBC and Texas Commerce Bank, National Association and Chemical Bank New Jersey, National Association are each indirect, wholly-owned subsidiaries of CBC. VDH is a 50%-owned indirect subsidiary of CBC. The Chase Manhattan Bank, N.A. serves as the investment adviser to each of the existing Vista Portfolios. Pursuant to the Bank Merger described below under "Reasons for the Reorganization," The Chase Manhattan Bank, N.A. will be merged with and into Chemical Bank, at which time Chemical Bank will assume the Chase Manhattan name (as used herein, the term "Chase" refers to The Chase Manhattan Bank, N.A. and its successor in the Bank Merger, and the term "Adviser" means Chase (including its successor in the Bank Merger), in its capacity as investment adviser to the Vista Portfolios). Following consummation of the Reorganization involving Hanover and Vista, Chase will serve as investment adviser to each of the Vista Portfolios. In addition, Chase Asset Management, Inc. ("CAM"), a wholly-owned operating subsidiary of Chase, will serve as the sub-investment adviser to each Vista Portfolio, other than the Vista American Value Fund, following the consummation of the Reorganization pursuant to an agreement with Chase and will manage each such portfolio on a day-to-day basis. VDH, which currently serves as the investment adviser to The Hanover American Value Fund, will serve as the sub-investment adviser to the Vista American Value Fund following the consummation of the Reorganization pursuant to an agreement with Chase and will manage that portfolio on a day-to-day basis.

   For the reasons set forth above and those set forth below under "Reasons for the Reorganization," the Hanover Board, including all of the Independent Directors, has unanimously concluded that the Reorganization would be in the best interests of the shareholders of each Hanover Portfolio, and that the interests of existing shareholders of each Hanover Portfolio would not be diluted as a result of the transactions contemplated by the Reorganization. For all of the reasons noted, the Hanover Board has unanimously recommended approval of the Reorganization.

   The consummation of the Reorganization is contingent on the satisfaction of the conditions described below under "Information About the Reorganization." Prior to or effective upon the consummation of the Reorganization, it is anticipated that Vista will effect changes to certain of its procedures and investment policies and limitations, as well as to the composition of Vista's Board of Trustees (the "Vista Board") (collectively, the "Related Changes"). However, the failure to effect any or all of the Related Changes will not prevent the Reorganization from occurring. Information contained herein with respect to Vista and the Vista Portfolios describe the Related Changes where so indicated.

   If the Reorganization were to have been consummated as of November 30, 1995, the approximate resulting aggregate net assets of the (1) Vista Short Term Bond Fund would be $47,000,000, (2) Vista U.S. Government Securities Fund would be $85,000,000, (3) Vista Large Cap Equity Fund would be $117,000,000, (4) Vista Small Cap Equity Fund would be $113,000,000, and (5) Vista American Value Fund would be $8,000,000.

   Tax Consequences. Prior to the consummation of the Reorganization, counsel to Hanover will issue an opinion that no gain or loss will be recognized by the Vista Portfolios or the Hanover Portfolios or shareholders of the

Hanover Portfolios for federal income tax purposes as a result of the Reorganization. The holding period and tax basis of the shares of a Vista Portfolio received by a shareholder of the corresponding Hanover Portfolio will be the same as the holding period and tax basis of the shareholder's shares of the corresponding Hanover Portfolio. In addition, the holding period and tax basis of the assets of a Hanover Portfolio transferred to the corresponding Vista Portfolio as a result of the Reorganization will be the holding period and tax basis of those assets in the hands of that Hanover Portfolio immediately prior to the Reorganization. For further information about the tax consequences of the Reorganization, see "Information about the Reorganization--Federal Income Tax Consequences."

   Investment Objectives and Policies. The following table sets forth the investment objective of each Hanover Portfolio and its corresponding Vista Portfolio and their investment approach. Although each Hanover Portfolio and its corresponding Vista Portfolio, except for the differences in the investment objective between The Hanover U.S. Government Securities Fund and the Vista U.S. Government Securities Fund and certain differences between The Hanover Short Term U.S. Government Fund and the Vista Short Term Bond Fund, have substantially similar investment objectives and similar policies, there are certain differences in the investment policies and restrictions of the portfolios that should be considered by shareholders of the Hanover Portfolios. See "Comparison of Investment Objectives and Policies."

--------------------------------------------------------------------------------------------------------------
      Hanover Portfolio and
   Corresponding Vista Portfolio                       Investment Objective and Approach
--------------------------------------------------------------------------------------------------------------
The Hanover Short Term U.S.           Seeks to provide as high a level of current income as is consistent
  Government Fund                     with the preservation of capital, by investing primarily in shorter-
                                      term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto.
---------------------------------------------------------------------------------------------------------------
Vista Short Term Bond Fund            Seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in a broad range of short-term investment grade bonds and other fixed income securities.
----------------------------------------------------------------------------------------------------------------
The Hanover U.S. Government           Seeks to provide as high a level of current income as is consistent
  Securities Fund                     with the preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto.
----------------------------------------------------------------------------------------------------------------
Vista U.S. Government                 Seeks to provide as high a level of total return, consisting of income
  Securities Fund                     and capital appreciation, as is consistent with the preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto.
----------------------------------------------------------------------------------------------------------------
The Hanover Blue Chip Growth          Seeks to provide capital appreciation, by investing primarily in the
  Fund                                equity securities of large, well-established companies with substantial capitalization.
-----------------------------------------------------------------------------------------------------------------
Vista Large Cap Equity Fund*          Seeks to provide long-term growth of capital, by investing primarily in the equity securities of established companies with substantial capitalization.
------------------------------------------------------------------------------------------------------------------
The Hanover Small                     Seeks to provide capital appreciation, by investing primarily in the
  Capitalization Growth Fund          common stocks of smaller companies.
------------------------------------------------------------------------------------------------------------------
Vista Small Cap Equity Fund           Seeks to provide long-term capital growth, by investing primarily in a non-diversified portfolio of equity securities of smaller companies.
------------------------------------------------------------------------------------------------------------------
The Hanover American Value            Seek to maximize total return, consisting of capital appreciation and
  Fund and Vista American             income, by investing primarily in the equity securities of
  Value Fund                          well-established U.S. companies which, in the opinion of the investment adviser, are undervalued by the market.
------------------------------------------------------------------------------------------------------------------

  * Currently known as the Vista Equity Fund.

   Additional Trust Portfolios. In addition to the Vista Portfolios referred to above, Vista currently offers twelve additional portfolios--Vista U.S. Government Income Fund, Vista Balanced Fund, Vista Bond Fund, Vista Equity Income Fund, Vista IEEE Balanced Fund, Vista Growth and Income Fund, Vista Capital Growth Fund, Vista International Equity Fund, Vista Global Fixed Income Fund, Vista Southeast Asian Fund, Vista European Fund and Vista Japan Fund. Vista may add additional portfolios from time to time in the future.


   Fees and Expenses. The tables which follow set forth shareholder transaction expenses, ratios of expenses to average net assets ("Expense Ratios") and expense examples for the Hanover Portfolios for the year ended November 30, 1995, as incurred after giving effect to certain voluntary fee waivers and expense reimbursements during the period ("Current"-- Column 1), as incurred without giving effect to such waivers and reimbursements ("Current Contractual"--Column 2) and as are permitted to be incurred based upon the maximum levels provided for under current contractual arrangements ("Maximum Contractual"--Column 3), and the shareholder transaction expenses, pro-forma expense ratios and expense examples for the Shares of the corresponding Vista Portfolios as if the Reorganization had occurred at the commencement of the fiscal year ended October 31, 1995 based upon the fee arrangements that will be in place upon the consummation of the Reorganization, both reflecting the commitment by Chase, as described below, voluntarily to waive fees and/or reimburse expenses in an amount sufficient to maintain the expense ratios for the Shares of the Vista Portfolios at the levels indicated for a period of at least one year following consummation of the Reorganization
("Committed"--Column 4), and without giving effect to such commitment based upon the maximum levels provided for under the contractual arrangements to be in effect upon the consummation of the Reorganization ("Contractual"--Column 5).

   As indicated in the tables below, after giving effect to the commitment by Chase to maintain the "Total Fund Operating Expenses" of the Vista Portfolios for a period of at least one year following the consummation of the Reorganization, the Committed "Total Fund Operating Expenses" for Shares of each Vista Portfolio for such one year period are lower than the Maximum Contractual "Total Fund Operating Expenses" for the corresponding Hanover Portfolio shares for the respective periods presented.

              The Hanover Short Term U.S. Government Fund (Investor Shares)/
                       Vista Short Term Bond Fund (Class A Shares)


                                                                                    Vista Pro-Forma
                                                                                   Combined Expense**
                                                                                         Ratios
                                              Hanover Expense Ratios*                 (Unaudited)
                                       ----------------------------------       -----------------------
                                         (1)         (2)           (3)            (4)          (5)
                                                   Current       Maximum
                                       Current   Contractual   Contractual      Committed   Contractual
                                       -------   -----------   -----------      ---------   -----------
Shareholder Transaction Expenses
 Maximum Initial Sales Charge Imposed
   on Purchases (as a percentage of
   offering price)                       0.00%       0.00%         0.00%           0.00%+       0.00%+
 Maximum Contingent Deferred Sales
   Charge (as a percentage of
   redemption proceeds)                  0.00        0.00          0.00            0.00         0.00
Annual Fund Operating Expenses
 (as a percentage of daily net
 assets)
 Investment Advisory Fee                 0.00        0.35          0.35            0.00         0.25
 Distribution Plan fee, Rule 12b-1       0.00        0.00          0.10            0.08         0.25
 Administration Fee                      0.00        0.04          0.04            0.02         0.10
 Other Expenses
  Sub-Administration Fee                 0.00        0.03          0.03            0.05         0.05
  Shareholder Servicing Fee              0.25        0.30          0.30            0.25         0.25
  Other Operating Expenses ***           0.46        0.89          0.89            0.35         0.35
 Total Other Expenses                    0.71        1.22          1.22            0.65         0.65
 Total Fund Operating Expenses           0.71        1.61          1.71            0.75         1.25

                 The Hanover U.S. Government Securities Fund (Investor Shares)/
                  Vista U.S. Government Securities Fund (Institutional Shares)

                                                                                Vista Pro-Forma Combined
                                                                                     Expense Ratios**
                                              Hanover Expense Ratios*                  (Unaudited)
                                       -----------------------------------      ------------------------
                                         (1)         (2)           (3)            (4)           (5)
                                                   Current       Maximum
                                       Current   Contractual   Contractual      Committed    Contractual
                                       -------   -----------   -----------      ---------    -----------
Shareholder Transaction Expenses
 Maximum Initial Sales Charge Imposed
   on Purchases (as a percentage of
   offering price)                       0.00%       0.00%         0.00%           0.00%         0.00%
 Maximum Contingent Deferred Sales
   Charge (as a percentage of
   redemption proceeds)                  0.00        0.00          0.00            0.00          0.00
Annual Fund Operating Expenses
 (as a percentage of daily net
 assets)
 Investment Advisory Fee                 0.45        0.50          0.50            0.30          0.30
 Distribution Plan fee, Rule 12b-1       0.00        0.00          0.10            0.00          0.00
 Administration Fee                      0.00        0.04          0.04            0.10          0.10
 Other Expenses
  Sub-Administration Fee                 0.00        0.03          0.03            0.05          0.05
  Shareholder Servicing Fee              0.25        0.30          0.30            0.20          0.25
  Other Operating Expenses ***           0.15        0.29          0.29            0.20          0.20
 Total Other Expenses                    0.40        0.62          0.62            0.45          0.50
 Total Fund Operating Expenses           0.85        1.16          1.26            0.85          0.90



                         The Hanover Blue Chip Growth Fund (Investor Shares)/
                          Vista Large Cap Equity Fund (Institutional Shares)

                                                                                  Vista Pro-Forma
                                                                              Combined Expense Ratios**
                                              Hanover Expense Ratios*               (Unaudited)
                                       ----------------------------------     ------------------------
                                         (1)         (2)           (3)            (4)            (5)
                                                   Current       Maximum
                                       Current   Contractual   Contractual      Committed    Contractual
                                       -------   -----------   -----------      ---------    -----------
Shareholder Transaction Expenses
 Maximum Initial Sales Charge Imposed
  on Purchases (as a percentage of
  offering price)                        0.00%       0.00%         0.00%           0.00%         0.00%
 Maximum Contingent Deferred Sales
  Charge (as a percentage of
  redemption proceeds)                   0.00        0.00          0.00            0.00          0.00
Annual Fund Operating Expenses
 (as a percentage of daily net
 assets)
 Investment Advisory Fee                 0.60        0.70          0.70            0.00          0.40
 Distribution Plan fee, Rule 12b-1       0.00        0.00          0.10            0.00          0.00
 Administration Fee                      0.00        0.04          0.04            0.10          0.10
 Other Expenses
  Sub-Administration Fee                 0.00        0.03          0.03            0.05          0.05
  Shareholder Servicing Fee              0.25        0.30          0.30            0.25          0.25
  Other Operating Expenses ***           0.15        0.36          0.36            0.20          0.20
 Total Other Expenses                    0.40        0.69          0.69            0.50          0.50
 Total Fund Operating Expenses           1.00        1.43          1.53            0.60          1.00


                The Hanover Small Capitalization Growth Fund (Investor Shares)/
                        Vista Small Cap Equity Fund (Class A Shares)


                                                                                  Vista Pro-Forma
                                                                              Combined  Expense Ratios**
                                              Hanover Expense Ratios*               (Unaudited)
                                       -----------------------------------    ------------------------
                                         (1)         (2)           (3)           (4)          (5)
                                                   Current       Maximum
                                       Current   Contractual   Contractual    Committed    Contractual
                                       -------   -----------   -----------    ---------    -----------
Shareholder Transaction Expenses
  Maximum Initial Sales Charge Imposed
    on Purchases (as a percentage of
    offering price)                      0.00%       0.00%         0.00%         0.00%+        0.00%+
  Maximum Contingent Deferred Sales
    Charge (as a percentage of
    redemption proceeds)                 0.00        0.00          0.00          0.00          0.00
Annual Fund Operating Expenses
  (as a percentage of daily net
  assets)
 Investment Advisory Fee                 0.75        0.75          0.75          0.65          0.65
 Distribution Plan fee, Rule 12b-1       0.00        0.00          0.10          0.25          0.25
 Administration Fee                      0.00        0.04          0.04          0.10          0.10
 Other Expenses
  Sub-Administration Fee                 0.00        0.03          0.03          0.05          0.05
  Shareholder Servicing Fee              0.25        0.30          0.30          0.00          0.00
  Other Operating Expenses ***           0.30        0.48          0.48          0.45          0.45
 Total Other Expenses                    0.55        0.81          0.81          0.50          0.50
 Total Fund Operating Expenses           1.30        1.60          1.70          1.50          1.50


             The Hanover Small Capitalization Growth Fund (CBC Benefit Shares)/
                    Vista Small Cap Equity Fund (Institutional Shares)

                                                                                  Vista Pro-Forma
                                                                              Combined Expense Ratios**
                                             Hanover Expense Ratios*                (Unaudited)
                                       ----------------------------------     ------------------------
                                         (1)         (2)           (3)           (4)           (5)
                                                   Current       Maximum
                                       Current   Contractual   Contractual    Committed    Contractual
                                       -------   -----------   -----------    ---------    -----------
Shareholder Transaction Expenses
 Maximum Initial Sales Charge Imposed
   on Purchases (as a percentage of
   offering price)                       0.00%       0.00%         0.00%        0.00%         0.00%
 Maximum Contingent Deferred Sales
   Charge (as a percentage of
   redemption proceeds)                  0.00        0.00          0.00         0.00          0.00
Annual Fund Operating Expenses
 (as a percentage of daily net
 assets)
 Investment Advisory Fee                 0.75        0.75          0.75         0.65          0.65
 Distribution Plan fee, Rule 12b-1       0.00        0.00          0.00         0.00          0.00
 Administration Fee                      0.00        0.04          0.04         0.10          0.10
 Other Expenses
  Sub-Administration Fee                 0.00        0.03          0.03         0.05          0.05
  Shareholder Servicing Fee              0.00        0.00          0.00         0.00          0.25
  Other Operating Expenses ***           0.30        0.39          0.39         0.30          0.30
 Total Other Expenses                    0.30        0.43          0.43         0.35          0.60
 Total Fund Operating Expenses           1.05        1.22          1.22         1.10          1.35

                             The Hanover American Value Fund (Investor Shares)/
                                    Vista American Value Fund (Shares)

                                                                                  Vista Pro-Forma
                                                                              Combined Expense Ratios**
                                              Hanover Expense Ratios*++             (Unaudited)
                                        ----------------------------------    ------------------------
                                          (1)         (2)           (3)          (4)           (5)
                                                    Current       Maximum
                                       Current   Contractual   Contractual    Committed    Contractual
                                       -------   -----------   -----------    ---------    -----------
Shareholder Transaction Expenses
 Maximum Initial Sales Charge Imposed
   on Purchases (as a percentage of
   offering price)                       0.00%       0.00%         0.00%        0.00%         0.00%
 Maximum Contingent Deferred Sales
   Charge (as a percentage of
   redemption proceeds)                  0.00        0.00          0.00         0.00          0.00
Annual Fund Operating Expenses
  (as a percentage of daily net
  assets)
 Investment Advisory Fee                 0.00        0.70          0.70         0.00          0.70
 Distribution Plan fee, Rule 12b-1       0.00        0.00          0.10         0.00          0.25
 Administration Fee                      0.00        0.04          0.04         0.00          0.10
 Other Expenses
  Sub-Administration Fee                 0.00        0.03          0.03         0.05          0.05
  Shareholder Servicing Fee              0.25        0.30          0.30         0.12          0.25
  Other Operating Expenses ***           0.98        1.01          1.01         1.15          1.15
 Total Other Expenses                    1.23        1.34          1.34         1.32          1.45
 Total Fund Operating Expenses           1.23        2.08          2.18         1.32          2.50

-----------------

  * The Current expense ratios presented in Column 1 above give effect to certain voluntary fee waivers and/or expense reimbursements by certain service providers to the respective Hanover Portfolios during the periods presented. Absent such voluntary waivers and reimbursements the expense ratios would be the Current Contractual expense ratios presented in Column 2 above. Had Hanover's distributor incurred and sought reimbursement for distribution expenses at the maximum level permitted under Hanover's plan of distribution applicable to its Investor Shares, as more fully described below, the expense ratios would be the Maximum Contractual expense ratios presented in Column 3 above.

 ** The Committed expense ratios presented in Column 4 above reflect the agreement by Chase voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year following the consummation of the Reorganization to the extent necessary to prevent the annualized "Total Fund Operating Expenses" for Shares of each Vista Portfolio for such period from exceeding the amount indicated in Column 4 above. Absent such agreement, the pro-forma "Total Fund Operating Expenses" would be the Contractual expense ratios presented in Column 5 above. In addition, Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period following the consummation of the Reorganization to the extent necessary to prevent the annualized "Total Fund Operating Expenses" for Institutional Shares of the Vista Small Cap Equity Fund and for shares of the Vista American Value Fund from exceeding 1.22% and 2.18%, respectively, of average net assets during such period.

*** "Other Operating Expenses" include custody fees, transfer agency fees, registration fees, legal fees, audit fees, directors' fees, insurance fees, and other miscellaneous expenses. A shareholder may incur a $10.00 charge for certain Vista Portfolio wire redemptions.

  + The Class A Shares of the Vista Short Term Bond Fund will be subject to a sales charge at the time of purchase of up to 1.50% of the offering price, and the Class A Shares of the Vista Small Cap Equity Fund are subject to a sales charge at the time of purchase of up to 4.75% of the offering price; however, there will be no such front-end sales charges assessed in connection with the Reorganization, and shareholders of The Hanover Short Term U.S. Government Fund and The Hanover Small Capitalization Growth Fund that receive Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, respectively, in connection with the Reorganization will not be assessed any front-end sales charges on subsequent purchases of the Class A Shares of the respective Vista Portfolio for as long as they remain shareholders in the respective Vista Portfolio.

 ++ The Hanover American Value Fund commenced operations on February 3, 1995;
    the expense ratios presented are annualized.

   Example: You would pay the following expenses on a $1,000 investment based upon payment of operating expenses at the levels set forth in the tables above, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                                             Corresponding Vista
                                                                            Portfolios Pro-Forma
                                                                              Combined Expenses
                                               Hanover Expenses                  (Unaudited)
                                      ----------------------------------     -------------------
                                        (1)         (2)           (3)          (4)           (5)
                                                                Maximum
                                      Current   Contractual   Contractual   Committed    Contractual
                                      -------   -----------   -----------   ---------    -----------
The Hanover Short Term U.S.
Governnment Fund (Investor Shares)/
Vista Short Term Bond Fund
(Class A Shares)
1 Year                                    7          17            18            8            13
3 Years                                  23          51            54           24            40
5 Years                                  40          88            94           42            69
10 Years                                 88         192           203           93           151

The Hanover U.S. Governnment
Securities Fund (Investor Shares)/
Vista U.S. Government Securities
Fund (Institutional Shares)
1 Year                                    9          12            12            9             9
3 Years                                  27          37            39           27            29
5 Years                                  47          64            67           47            50
10 Years                                105         142           150          105           112

The Hanover Blue Chip Growth Fund
(Investor Shares)/ Vista Large Cap
Equity Fund (Institutional Shares)
1 Year                                   10          15            16            6             10
3 Years                                  32          46            49           19             32
5 Years                                  56          79            84           33             55
10 Years                                123         172           183           75            122

The Hanover Small Capitalization
Growth Fund (Investor Shares)/
Vista Small Cap Equity Fund
(Class A Shares)
1 Year                                   13          16            17           15             15
3 Years                                  41          51            54           47             47
5 Years                                  72          88            93           82             82
10 Years                                158         191           202          179            179

The Hanover Small Capitalization
Growth Fund (CBC Benefit Shares)/
Vista Small Cap Equity Fund
(Institutional Shares)
1 Year                                   11          13            13           11             14
3 Years                                  34          39            39           35             43
5 Years                                  58          67            67           61             75
10 Years                                129         148           148          134            162

The Hanover American Value Fund
(Investor Shares)/
Vista American Value Fund
1 Year                                   13          21            22           13             25
3 Years                                  39          66            69           42             78
5 Years                                  68         113           118           72            133
10 Years                                150         243           253          159            284

   The "Example" set forth above should not be considered a representation of future expenses or annual return; actual expenses and annual return may be greater or less than those shown.

   A long-term shareholder in shares of a mutual fund with 12b-1 fees, such as the Investor Shares of each Hanover Portfolio, the Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, and the Shares of the Vista America Value Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

   The table which follows summarizes certain of the expense information presented in the preceding tables. As indicated above, after giving effect to the commitment by Chase to maintain the expense ratios of the Vista Portfolios for a period of at least one year following the consummation of the Reorganization, the Committed expense ratio for Shares of each Vista Portfolio for such one year period is lower than the Maximum Contractual expense ratio for the corresponding Hanover Portfolio shares for the respective periods presented.



                                                                                  Corresponding Vista
                                                                                       Portfolios
                                                                                   Pro-Forma Combined
                                                                                    Expense Ratios**
                                                Hanover Expense Ratios*               (Unaudited)
                                           (1)         (2)           (3)          (4)           (5)
                                                     Current       Maximum
          Hanover Portfolios             Current   Contractual   Contractual   Committed    Contractual
------------------------------------     -------   -----------   -----------   ---------    -----------
The Hanover Short Term
  U.S. Government Fund
  Investor Shares+                         0.71%       1.61%         1.71%        0.75%         1.25%
The Hanover U.S. Government
  Securities Fund
  Investor Shares++                        0.85        1.16          1.26         0.85          0.90
The Hanover Blue Chip
  Growth Fund
  Investor Shares++                        1.00        1.43          1.53         0.60          1.00
The Hanover Small Capitalization
  Growth Fund
  Investor Shares+                         1.30        1.60          1.70         1.50          1.50
  CBC Benefit Shares++                     1.05        1.22          1.22         1.10          1.35
The Hanover American Value Fund+++
  Investor Shares                          1.23        2.08          2.18         1.32          2.50


  * The Current expense ratios presented in Column 1 above give effect to certain voluntary fee waivers and expense reimbursements by certain service providers to the respective Hanover Portfolios during the periods presented. Absent such voluntary waivers and reimbursements, the expense ratios would be the Current Contractual expense ratios presented in Column 2 above. Had Hanover's distributor incurred and sought reimbursement for distribution expenses at the maximum level permitted under Hanover's plan of distribution applicable to its Investor Shares, as more fully described below, the expense ratios would be the Maximum Contractual expense ratios presented in Column 3 above.

** The Committed expense ratios presented in Column 4 above reflect the agreement by Chase voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year following the consummation of the Reorganization to the extent necessary to prevent the annualized expense ratio for Shares of each Vista Portfolio for such period from exceeding the amount indicated in Column 4. Absent such agreement, the pro-forma expense ratios would be the Contractual expense ratios presented in Column 5 above. In addition, Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period following the consummation of the Reorganization to the extent necessary to prevent the annualized expense ratios for Institutional Shares of the Vista Small Cap Equity Fund and for shares of the Vista American Value
    Fund from exceeding 1.22% and 2.18%, respectively, of average net assets during such period.

  + Ratios for the corresponding Vista Portfolio are for its Class A Shares.

 ++ Ratios for the corresponding Vista Portfolio are for its Institutional
    Shares.

+++ The Hanover American Value Fund commenced operations on February 3, 1995;
    the expense ratios presented are annualized.

   There can be no assurance that the foregoing pro-forma expense ratios would have been the actual expense ratios for the Shares of the corresponding Vista Portfolios had the Reorganization been consummated when assumed above, or that the foregoing pro-forma Contractual expense ratios reflect the actual expense ratios, absent waivers and reimbursements, that would be incurred by the Shares of the corresponding Vista Portfolios indicated above if the Reorganization is consummated.

   The fee payable for investment advisory services by the Hanover Portfolios is a monthly fee at the following annual rate of average daily net assets:
The Hanover Short Term U.S. Government Fund--.35%; The Hanover U.S. Government Securities Fund--.50%; The Hanover Blue Chip Growth Fund--.70%; The Hanover Small Capitalization Growth Fund--.75%; and The Hanover American Value Fund--.70%. The fee which will be payable by each Vista Portfolio for investment advisory services upon consummation of the Reorganization will be a monthly fee at the following annual rate of average daily net assets: Vista Short Term Bond Fund--.25%; Vista U.S. Government Securities Fund--.30%; Vista Large Cap Equity Fund--.40%; Vista Small Cap Equity Fund-- .65% and Vista American Value Fund--.70%.

   Hanover has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act for the Investor Shares of the Hanover Portfolios which provides that each Hanover Portfolio may pay to the distributor of Hanover's shares an annual distribution fee of up to .10% of average net assets attributable to Investor Shares as reimbursement for distribution expenses incurred. To date, the distributor of Hanover's shares has not collected distribution fees under the plan. The Institutional Shares of the Vista U.S. Government Securities Fund, the Vista Large Cap Equity Fund, and the Vista Small Cap Equity Fund, following the consummation of the Reorganization, will not be subject to a Rule 12b-1 plan or any related distribution fees. Pursuant to Rule 12b-1 plans adopted by Vista, the Shares of the Vista American Value Fund and the Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, following the consummation of the Reorganization, will each be subject to an annual distribution fee of up to .25% of average net assets as compensation for distribution expenses incurred without regard to expenses actually incurred. The shares of the Hanover Portfolios are currently subject to an annual shareholder servicing fee payable monthly at an annual rate of up to .30% of average net assets, while the Shares of the Vista Portfolios, other than the Class A Shares of the Vista Small Cap Equity Fund, after the consummation of the Reorganization, will be subject to an annual shareholder servicing fee of up to
 .25% of average net assets. The Class A Shares of the Vista Small Cap Equity Fund do not bear any shareholder servicing fees.

   The aggregate fees payable by Hanover for administration and fund accounting services are a monthly fee at an annual rate of .09% of the first $500 million of average daily net assets of the Hanover Portfolios, 0.08% of the next $500 million of such assets, and 0.07% of such assets in excess of $1 billion, plus $30,000 per year for each Hanover Portfolio. In contrast, the aggregate fees that will be payable by Vista for administration and fund accounting services upon consummation of the Reorganization will be a monthly fee at an annual rate of .15% of average daily net assets of the Vista Portfolios, plus $45,000 per year for each Vista Portfolio and a quotation fee of 50 (cents) per quote per day. Hanover and Vista each pay fees for transfer agency services on a per account basis, which may vary depending on the type of account involved. The fees payable by Hanover for custody services are a monthly fee at an annual rate of .020% of the first $250 million of the aggregate average daily net assets of the Hanover Portfolios, .015% of the next $250 million of such assets and .005% of such assets in excess of $500 million, plus a fee of $25.00 for each transaction involving a security which is not book-entry, $15.00 for each transaction involving a book-entry security, and $22.00 for each transaction involving an option or futures contract. The fees that will be in effect for each Vista Portfolio for custody services upon consummation of the Reorganization are a monthly fee at an annual rate of .010% of the first $500 million of the aggregate average daily net assets, .0075% of the next $250 million of such assets and .005% of such assets in excess of $750 million, plus a fee of $10.00 for each transaction involving a book-entry security, $20.00 for each transaction involving a physical security and $10 for income collections.

   In addition to the fees described above, each of the Hanover Portfolios and Vista Portfolios bears certain additional fees and expenses relating to, among other things, printing and audit, legal and other professional services.

   For more complete information regarding the historical and projected expenses of the Vista Portfolios, see "Additional Information about Vista--A. Expenses."

   Distribution and Shareholder Servicing Arrangements. Hanover Funds Distributor, Inc. acts as distributor for Hanover (the "Hanover Distributor") and Vista Broker-Dealer Services, Inc. acts as distributor for Vista (the

"Vista Distributor"). Hanover has adopted a plan (the "Hanover Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor Shares of the Hanover Portfolios. Under the Hanover Distribution Plan, each Hanover Portfolio may, solely for the purpose of reimbursing the Hanover Distributor for activities primarily intended to result in the sale of its Investor Shares, spend up to .10% annually of its net assets attributable to Investor Shares in accordance with the Hanover Distribution Plan. Activities for which the Hanover Distributor may be reimbursed under the Hanover Distribution Plan include (but are not limited to) the development and implementation of direct mail promotions and advertising for the Hanover Portfolios and the preparation, printing and distribution of prospectuses for Investor Shares of the Hanover Portfolios to recipients other than existing shareholders.

   Vista has also adopted plans of distribution (each, a "Vista Distribution Plan") under Rule 12b-1 under the 1940 Act with respect to certain classes of the Vista Portfolios. Under the Vista Distribution Plans, following the consummation of the Reorganization, the Vista Short Term Bond Fund, the Vista Small Cap Equity Fund and the Vista American Value Fund will each be authorized to spend up to .25% annually of their respective average net assets attributable to the Class A Shares thereof (or, in the case of the Vista American Value Fund, up to .25% of the average net assets thereof) as compensation to the Vista Distributor for distribution services provided by it. A substantial portion of the distribution fees payable to the Vista Distributor under the Vista Distribution Plans is paid by Vista Distributor to non-affiliated broker-dealers for distribution services that they provide. The fees payable to Vista Distributor under the Vista Distribution Plans will be payable without regard to actual expenses incurred. As noted above, following the consummation of the Reorganization, the Institutional Shares of the Vista U.S. Government Securities Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund will not be subject to a Rule 12b-1 distribution plan and will therefore bear no distribution fees.

   Hanover and Vista are each authorized to enter into Shareholder Servicing Agreements with financial institutions and selected dealers ("Shareholder Servicing Agents") which provide certain shareholder administrative support services. Chemical and certain of its affiliates, among others, currently act as Shareholder Servicing Agents for the Hanover Portfolios. Each Hanover Shareholder Servicing Agent is entitled to receive a fee at an annual rate of up to .30% of the average daily net asset value of shares in each Hanover Portfolio for which it acts as Shareholder Servicing Agent. Chase and certain of its affiliates, among others, currently act as Shareholder Servicing Agents for Vista. The fees payable by the Shares of the Vista Portfolios, other than the Class A Shares of the Vista Small Cap Equity Fund, for shareholder servicing following the Reorganization will be paid at an annual rate of up to
 .25% of average net assets. The Class A Shares of the Vista Small Cap Equity are not subject to any shareholder servicing fees.

   Purchase and Redemption. All purchase orders for shares of Hanover Portfolios must be placed through a Hanover Shareholder Servicing Agent or the Hanover Distributor in accordance with procedures established by such Hanover Shareholder Servicing Agents or the Hanover Distributor in connection with requirements of the accounts of customers. Investor Shares and CBC Benefit Shares of the Hanover Portfolios are not subject to any front-end or contingent deferred sales charges.

  All purchase orders for Shares of Vista Portfolios must be placed through a Vista Shareholder Servicing Agent, brokers or certain financial institutions which have entered into Selected Dealer Agreements with the Vista Distributor ("Selected Dealers"), or the Vista Distributor in accordance with procedures established by such Vista Shareholder Servicing Agents, Selected Dealers or the Vista Distributor in connection with requirements of the accounts of customers. The Institutional Shares of the Vista Portfolios and the Shares of the Vista American Value Fund will not be subject to any front-end or contingent deferred sales charges. The Class A Shares of the Vista Short Term Bond Fund will be subject to a sales charge at the time of purchase of up to 1.50% of the offering price, which will be reduced for purchases in an amount greater than $100,000. The Class A Shares of the Vista Small Cap Equity Fund are subject to a sales charge at the time of purchase of up to 4.75% of the offering price, which is also reduced for purchases in excess of $100,000. The sales charge applicable to purchases of Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund may also be waived or reduced in certain other instances. There will be no such front-end sales charges assessed in connection with the Reorganization. In addition, shareholders of The Hanover Short Term U.S. Government Fund and The Hanover Small Capitalization Growth Fund that receive Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, respectively, in connection with the Reorganization, will not be assessed any front-end sales charges on subsequent purchases of the Class A Shares of the respective Vista Portfolio for as long as they remain shareholders in the respective Vista Portfolio.

  The Hanover Portfolios do not have a minimum purchase amount. The minimum initial purchase for Institutional Shares of the Vista Portfolios is $1,000,000, and shareholders must maintain a minimum balance in Institutional Shares of the Vista Portfolios of $1,000,000 at all times. The minimum initial purchase for individuals for Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund and for Shares of the Vista American Value Fund is $2,500. These minimums will be waived for Hanover Portfolio shareholders that receive Vista Portfolio shares in connection with the Reorganization. Each Hanover and Vista Shareholder Servicing Agent may establish its own terms, conditions and charges with respect to the services provided by it.

   Hanover shares may be redeemed in accordance with instructions and limitations established by a Shareholder Servicing Agent or through the Hanover Distributor. Vista Portfolio shares may be redeemed either through a Shareholder Servicing Agent or through the Vista Distributor. Redemption orders for each Hanover Portfolio and the Shares of each Vista Portfolio are effected at the net asset value per share next determined after the order is received by the Hanover Distributor or Vista's transfer agent, as the case may be. Each Hanover Portfolio and Vista Portfolio may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (i) trading on the New York Stock Exchange is restricted; (ii) the Exchange is closed for other than customary weekend and holiday closings; or (iii) an emergency exists as determined by the Commission.

   Dividends and Distributions. The Hanover Short Term U.S. Government Fund and The Hanover U.S. Government Securities Fund declare dividends from available net investment income daily and pay them monthly. The Hanover Blue Chip Growth Fund, The Hanover Small Capitalization Growth Fund and The Hanover American Value Fund pay dividends available from net investment income annually. After the consummation of the Reorganization, the Vista Short Term Bond Fund and the Vista U.S. Government will declare dividends available from net investment income daily and pay them monthly, the Vista Large Cap Equity Fund will pay dividends available from net investment income quarterly, and the Vista Small Cap Equity Fund and the Vista American Value Fund will pay dividends available from net investment income annually. Each Hanover Portfolio and each Vista Portfolio distributes all of its net capital gains, if any, at least annually.

   Risk Factors. Because of the similarities of investment objectives and policies of the Hanover Portfolios and the corresponding Vista Portfolios, the risks associated with an investment in a Hanover Portfolio are generally the same as those associated with an investment in the corresponding Vista Portfolio, with the exception of investments in The Hanover Short Term U.S. Government Fund and the Vista Short Term Bond Fund, as described below. These investment risks, in general, are those typically associated with investing in a managed portfolio of the specific types of instruments that each Hanover Portfolio and each corresponding Vista Portfolio invests in. The risks of investment in The Hanover U.S. Government Securities Fund and the Vista U.S. Government Securities Fund relate primarily to exposure to interest rate risk and risks associated with investment in certain instruments such as mortgage-related securities. The risks of investment in The Hanover Blue Chip Growth Fund and the Vista Large Cap Equity Fund relate primarily to fluctuations in stock prices. The risks of investment in The Hanover Small Capitalization Growth Fund and the Vista Small Cap Equity Fund relate to the foregoing risk, as well as to the risks associated with investments in the securities of smaller, less seasoned companies, which generally exhibit greater volatility and are otherwise subject to greater risks than the securities of larger, more established companies. The risks of investment in The Hanover American Value Fund and the Vista American Value Fund relate to fluctuations in stock prices and, since these portfolios may invest in companies without regard to market capitalization, the foregoing risks of investing in smaller, less seasoned companies. All of the foregoing portfolios may invest to varying degrees in the securities of foreign issuers and certain of the portfolios may invest in derivatives, which entail certain additional risks.

   Both The Hanover Short Term U.S. Government Fund and the Vista Short Term Bond Fund invest primarily in obligations with short maturities and are therefore subject to certain associated interest rate risks. However, as discussed under "Comparison of Investment Objectives and Policies," The
Hanover Short Term U.S. Government Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto, while the Vista Short Term Bond
Fund invests primarily
in investment grade fixed income securities of all types, issued by a broad range of issuers. The Vista Short Term Bond Fund is subject to the additional risks associated with investment grade issuers other than the U.S. Government. In addition, the Vista Short Term Bond Fund, unlike The Hanover Short Term U.S. Government Fund, has the ability to invest in the securities of foreign issuers, which entail certain risks.

   The Vista Small Cap Equity Fund is a non-diversified portfolio, unlike The Hanover Small Capitalization Growth Fund, and therefore also bears the risks related to its non-diversified status.

   Further information relating to the risks associated with an investment in these portfolios is set forth below under "Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

   The Reorganization has been proposed by the Vista Board and the Hanover Board as a result of the consequences of the merger (such merger being referred to herein as the "Parent Merger"), announced in August 1995, of The Chase Manhattan Corporation ("CMC") with and into Chemical Banking Corporation ("CBC"). Pursuant to the merger agreement entered into between CMC and CBC on August 27, 1995, the effectiveness of the Parent Merger is subject to certain conditions, including the receipt of certain regulatory approvals and the approval of the shareholders of CMC and CBC. Following the Parent Merger, Chase, the principal operating subsidiary of CMC and the investment adviser to each of the Vista Portfolios, will be merged (such merger being referred to herein as the "Bank Merger") with and into Chemical, a principal operating subsidiary of CBC, with the surviving entity being renamed The Chase Manhattan Bank. CMC and CBC anticipate that the Parent Merger will occur on or about March 31, 1996 and that the Bank Merger will occur during July 1996. On December 11, 1995, the respective shareholders of CMC and CBC voted to approve the Parent Merger.

  In determining whether to recommend approval of the Reorganization to shareholders of Hanover, the Hanover Board (including the Independent Directors, with the advice and assistance of independent legal counsel) made an inquiry into a number of matters and considered the following factors, among others: (1) the advantages to each Hanover Portfolio and corresponding Vista Portfolio as well as to CBC and its affiliates following the Parent Merger of eliminating the unnecessary competition and duplication of effort inherent in marketing funds having similar investment objectives; (2) the compatibility of the investment objectives, policies, restrictions and portfolios, as well as service features available to shareholders of each Hanover Portfolio and each corresponding Vista Portfolio; (3) the capabilities and resources of Chase (including Chemical as its successor in the Bank Merger), its affiliates and other Vista service providers in the areas of investment management, administration, fund accounting, transfer agency, custody, marketing and shareholder servicing; (4) expense ratios and available information regarding the fees and expenses of each Hanover Portfolio, each corresponding Vista Portfolio and the relevant share class thereof (historical and pro forma) as well as similar funds; (5) the historical performance of the Vista Portfolios and the Hanover Portfolios; (6) portfolio transaction policies of the Hanover Portfolios and the Vista Portfolios; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (8) costs incurred by each Hanover Portfolio and each corresponding Vista Portfolio as a result of the Reorganization; (9) tax consequences of the Reorganization; (10) possible alternatives to the Reorganization; and (11) the commitment of CBC and its affiliates following the Parent Merger to maintain and enhance its position in the mutual fund business and the prospects that the combination of the respective portfolios will ensure the continued strength of the mutual fund efforts of CBC and its affiliates for the benefit of shareholders of the Vista Portfolios, including former shareholders of the Hanover Portfolios.

   In reaching the decision to recommend that the shareholders of each Hanover Portfolio vote to approve the Reorganization, the Hanover Board concluded that the participation of each Hanover Portfolio in the Reorganization is in the best interests of its respective shareholders and would not result in the dilution of such shareholders' interests. Their conclusion was based on a number of factors, including the following:

       1. The Reorganization would permit the shareholders of The Hanover Short Term U.S. Government Fund, The Hanover Blue Chip Growth Fund and The Hanover Small Capitalization Growth Fund to pursue their investment goals in respectively larger funds. Such larger funds should enhance the ability of portfolio managers to effect their portfolio transactions on more favorable terms and give portfolio managers greater investment flexibility and the ability to select a larger number of portfolio securities, with the attendant benefits of increased diversification. In addition, the shareholders of The Hanover Short Term U.S. Government Fund will have the opportunity, through the Reorganization, to become part of a portfolio that allows the portfolio manager to select from a broader range of securities in order to pursue the portfolio's objective of high current income consistent with the preservation of capital. Because the Vista U.S. Government Securities Fund and Vista American Value Fund have been newly organized to acquire the assets of The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively, and will not commence operations until the consummation of the Reorganization, the Vista U.S. Government Securities Fund and the Vista American Value Fund, immediately following the Reorganization, will not be larger than The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively, but should nonetheless benefit from being part of a larger, combined fund group.

       2. Under the Reorganization, current shareholders of each of the Hanover Portfolios would receive the investment advisory services of Chase (including Chemical as its successor in the Bank Merger) and day-to-day management by CAM (in the case of all Hanover Portfolios other than The Hanover American Value Fund) or VDH (in the case of The Hanover American Value Fund). Chase, including its predecessor organizations, has over 100 years of money management experience. Chase currently manages 30 mutual fund portfolios, which invest in a broad array of assets and include money market, debt and equity, and domestic as well as international, portfolios. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios with varying investment objectives. CAM is registered with the Commission as an investment adviser and was formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase. Current shareholders of The Hanover American Value Fund would continue, under the Reorganization, to receive the day-to-day investment management services of VDH. VDH was organized in 1969 and is a general partnership which is equally owned by individuals who serve VDH in key professional capacities and CBC Holdings (California), a wholly-owned subsidiary of CBC. VDH provides a wide range of asset management services to individuals, corporations, private and charitable trusts, endowments, foundations and retirement funds.

       3. Through the Reorganization, shareholders of the Hanover Portfolios would become shareholders in a larger combined fund family consisting of a wide range of stock, bond and money market funds, including both domestic and international portfolios.

       4. It is expected that the Reorganization will lead to a more focused marketing and distribution effort with respect to the Vista Portfolios, thereby reducing potential investor confusion and promoting asset growth in such portfolios.

                     INFORMATION ABOUT THE REORGANIZATION

   Agreement and Plan of Reorganization and Liquidation. The following summary of the Agreement is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A. The Agreement, to which Vista and Hanover are parties, provides that the Vista Short Term Bond Fund will acquire all of the assets and liabilities of The Hanover Short Term U.S. Government Fund in exchange for Class A Shares of the Vista Short Term Bond Fund, the Vista U.S. Government Securities Fund will acquire all of the assets and liabilities of The Hanover U.S. Government Securities Fund in exchange for Institutional Shares of the Vista U.S. Government Securities Fund, the Vista Large Cap Equity Fund will acquire all of the assets and liabilities of The Hanover Blue Chip Growth Fund in exchange for Institutional Shares of the Vista Large Cap Equity Fund, the Vista Small Cap Equity Fund will acquire all of the assets and liabilities of The Hanover Small Capitalization Growth Fund in exchange for Class A Shares and Institutional Shares of the Vista Small Cap Equity Fund, and the Vista American Value Fund will acquire all of the assets and liabilities of The Hanover American Value Fund in exchange for shares of the Vista American Value Fund. Subject to the satisfaction of the conditions described below, such acquisitions shall take place on May 6, 1996 or such other date as may be agreed upon by the parties (the "Closing Date"). The net asset value per Share for each Vista Portfolio will be determined by dividing each portfolio's net assets attributable to such class of its shares by the total number of its outstanding shares of such class.

   Vista Portfolio securities will be valued in accordance with the valuation practices of the Vista Portfolios, which are described below under "Additional Information About Vista--F. Other Information Concerning Shares of Vista."

   As promptly as practicable after the Closing Date, each Hanover Portfolio will liquidate and distribute pro rata to its shareholders of record as of 4:00 p.m. (New York time) on the Closing Date the shares of the corresponding Vista Portfolio received by that Hanover Portfolio in the Reorganization as follows: holders of Investor Shares of The Hanover Short Term U.S. Government Fund will receive Class A Shares of the Vista Shares of the Vista Short Term Bond Fund, holders of Investor Shares of The Hanover U.S. Government Securities Fund will receive Institutional Shares of the Vista U.S. Government Securities Fund, holders of Investor Shares of The Hanover Blue Chip Growth Fund will receive Institutional Shares of the Vista Large Cap Equity Fund, holders of Investor Shares of The Hanover Small Capitalization Growth Fund will receive Class A Shares of the Vista Small Cap Equity Fund, holders of CBC Benefit Shares of The Hanover Small Capitalization Growth Fund will receive Institutional Shares of the Vista Small Cap Equity Fund, and holders of Investor Shares of The Hanover American Value Fund will receive shares of the Vista American Value Fund. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Vista Portfolios in the names of the shareholders of the corresponding Hanover Portfolios, each account representing the respective pro rata number of shares of such Vista Portfolio due the shareholder. After such distribution and the winding up of its affairs, the Hanover Portfolios will be terminated and Hanover will be dissolved and will be deregistered as an investment company under the 1940 Act.

   The Vista Board and the Hanover Board have each determined, with respect to their respective portfolios that are parties to the Reorganization, that the interests of existing shareholders of such portfolios will not be diluted as a result of the transactions contemplated by the Reorganization and that participation in the Reorganization is in the best interests of each such portfolio's shareholders.

   Certain of the existing investment limitations of the Hanover Portfolios that require shareholder approval for amendment prohibit the Hanover Portfolios from purchasing common stock or investing more than a stated percentage of their respective assets in an issuer's securities. By approving the Agreement, the shareholders of the Hanover Portfolios will be deemed to have agreed to waive temporarily these limitations insofar as they might be deemed to apply to the Reorganization.

   The consummation of the Reorganization is subject to the conditions set forth in the Agreement, including that the Parent Merger be consummated and that the shareholders of each Hanover Portfolio approve the Reorganization. The Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date, before or after approval by the shareholders of the Hanover Portfolios, by either Hanover or Vista if (i) any condition or covenant set forth in the Agreement has not been fulfilled or waived by the party entitled to its benefits, (ii) there has been a material breach by the other party or (iii) the Vista Board or the Hanover Board, as the case may be, determines that proceeding with the Reorganization is not in the best interests of that party's shareholders. The Agreement provides that either party may waive compliance with any of the covenants or conditions made therein for its benefit, except for certain conditions regarding the receipt of regulatory approvals.

   The expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained (see "Voting Information"), will be borne by CBC and/or CMC.

   Approval of the Agreement will require the affirmative vote of the holders of at least a majority of the outstanding shares of each portfolio of Hanover (other than The Hanover Small Capitalization Growth Fund) entitled to vote on the matter and, in the case of The Hanover Small Capitalization Growth Fund, the affirmative vote of the holders of at least a majority of each of its outstanding Investor Shares and CBC Benefit Shares entitled to vote on the matter. If the Reorganization is not approved by the shareholders of each Hanover Portfolio or is not consummated for any other reason, the Hanover Board will consider other possible courses of action. Approval of the Agreement by the shareholders of each Hanover Portfolio will also constitute approval of Hanover's dissolution and deregistration under the 1940 Act following consummation of the Reorganization. See "Voting Information" below.

                THE HANOVER BOARD HAS UNANIMOUSLY RECOMMENDED
                          APPROVAL OF THE AGREEMENT.

   Description of Shares of Vista. Shareholders of each Hanover Portfolio will be issued Shares of the corresponding Vista Portfolio in accordance with the procedures provided for in the Agreement as described above. Each such share will be fully paid and non-assessable when issued (except as noted under "Comparative Information on Shareholder Rights-Shareholder Liability") and transferable without restrictions and will have no preemptive or conversion rights.

   Federal Income Tax Consequences. As a condition to the consummation of the Reorganization, Hanover and Vista will each receive an opinion from Simpson Thacher & Bartlett to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and interpretations and court decisions, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Hanover Portfolio and its corresponding Vista Portfolio; (2) no gain or loss will be recognized by any of the Hanover Portfolios or the corresponding Vista Portfolios upon the transfer of all of the assets and labilities, if any, of each Hanover Portfolio to its corresponding Vista Portfolio solely in exchange for corresponding Vista Portfolio shares or upon the distribution of the shares of the corresponding Vista Portfolios to the shareholders of the Hanover Portfolios solely in exchange for all of their shares of the Hanover Portfolios; (3) no gain or loss will be recognized by shareholders of any of the Hanover Portfolios upon the exchange of such Hanover Portfolio's shares solely for shares of its corresponding Vista Portfolio; (4) the holding period and tax basis of the corresponding Vista Portfolio shares received by each shareholder of each Hanover Portfolio pursuant to the Reorganization will be the same as the holding period (provided the shares of the Hanover Portfolios were held as a capital asset on the date of the Reorganization) and tax basis of the shares of the Hanover Portfolio held by the shareholder immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of each of the Hanover Portfolios acquired by its corresponding Vista Portfolio will be the same as the holding period and tax basis of those assets to each of the Hanover Portfolios immediately prior to the Reorganization. The payment by CBC and/or CMC of certain expenses of Hanover and Vista which are directly related to the Reorganization will not affect such opinion. However, no opinion will be given as to any other federal income tax consequences of the payment of such expenses.


   Capitalization. The following tables show the capitalization of each Hanover Portfolio and the corresponding Vista Portfolio as of November 30, 1995, and on a pro forma combined basis as of that date for the Reorganization giving effect to the proposed acquisition of assets at net asset value.


                                      Vista Short Term        The Hanover Short         Pro Forma
                                          Bond Fund        Term U.S. Government Fund    Combined
                                      ----------------     -------------------------   -------------
Net Assets
 Class A Shares (1)                      $         0             $9,738,073             $ 9,738,073
 Institutional Shares                    $36,898,821             $        0             $36,898,821
Net Asset Value per Share
 Class A Shares (1)                               --             $     9.82             $     10.10
 Institutional Shares                    $     10.10                     --             $     10.10
Shares Outstanding
 Class A Shares (1)                                0                991,301                 964,166
 Institutional Shares                      3,653,349                     --               3,653,349

                                         Vista U.S.           The Hanover U.S.
                                         Government              Government             Pro Forma
                                     Securities Fund (2)       Securities Fund           Combined
                                     -------------------      ----------------         -----------
Net Assets
 Class A Shares                              $0                           --           $         0
 Institutional Shares (1)                    $0                  $84,796,897           $84,796,897
Net Asset Value per Share
 Class A Shares                              --                           --                    --
 Institutional Shares (1)                    --                  $     10.18           $     10.18
Shares Outstanding
 Class A Shares                               0                           --                     0
 Institutional Shares (1)                     0                    8,333,486             8,333,486

                                       Vista Large Cap        The Hanover Blue          Pro Forma
                                         Equity Fund          Chip Growth Fund           Combined
                                     --------------------    --------------------    ----------------
Net Assets
 Class A Shares                          $          0                     --           $          0
 Class B Shares                          $          0                     --           $          0
 Institutional Shares (1)                $ 56,354,677            $ 60,399,951          $116,754,628
Net Asset Value per Share
 Class A Shares                                    --                      --                    --
 Class B Shares                                    --                      --                    --
 Institutional Shares (1)                $      12.81            $      13.00          $      12.81
Shares Outstanding
 Class A Shares                                     0                      --                     0
 Class B Shares                                     0                      --                     0
 Institutional Shares (1)                   4,399,272               4,645,789             9,114,335

                                                              The Hanover Small
                                       Vista Small Cap         Capitalization           Pro Forma
                                         Equity Fund             Growth Fund             Combined
                                     --------------------    --------------------    ----------------
Net Assets
 Class A Shares (1)                      $49,508,702             $ 10,536,728          $60,045,430
 Class B Shares                          $24,631,588                       --          $24,631,588
 Institutional Shares (1)                          0             $ 28,333,964          $28,333,964
Net Asset Value per Share
 Class A Shares (1)                      $     15.07             $      11.15          $     15.07
 Class B Shares                          $     15.82                       --          $     15.82
 Institutional Shares (1)                         --             $      11.20          $     15.07
Shares Outstanding
 Class A Shares (1)                        3,285,249                  944,998            3,984,435
 Class B Shares                            1,556,990                       --            1,556,990
 Institutional Shares (1)                          0                2,529,829            1,880,157

                                    Vista American Value    The Hanover American        Pro Forma
                                          Fund (3)               Value Fund              Combined
                                     --------------------    --------------------    ----------------
Net Assets                                   $ 0                 $8,398,590            $ 8,398,590
Net Asset Value per Share                     --                 $    12.11            $     12.11
Shares Outstanding                             0                    693,525                693,525

(1) Information presented for the corresponding Hanover Portfolio is for the class of shares that will receive the class of shares of the corresponding Vista Portfolio indicated pursuant to the Reorganization.

(2) The Vista U.S. Government Securities Fund has been newly organized to acquire the assets of The Hanover U.S. Government Securities Fund; no shares are outstanding at November 30, 1995.

(3) The Vista American Value Fund has been newly organized to acquire the assets of The Hanover American Value Fund; no shares are outstanding at November 30, 1995.
                               VOTING INFORMATION


   Proxies from the shareholders of each Hanover Portfolio are being solicited by the Hanover Board for the Special Meeting of Shareholders to be held on March 15, 1996 at the offices of The Chase Manhattan Bank, N.A., 101 Park Avenue, 17th Floor, New York, New York 10178, at 2:00 P.M. or at such later time as necessary by adjournment. A proxy may be revoked at any time before the meeting by oral or written notice to Hanover. Unless revoked, all valid proxies will be voted in accordance with the specification thereon, or in the absence of specification, for approval of the Agreement. Approval of the Agreement will require the affirmative vote of the holders of at least a majority of the outstanding shares of each portfolio of Hanover (other than The Hanover Small Capitalization Growth Fund) entitled to vote thereon and, in the case of The Hanover Small Capitalization Growth Fund, the affirmative vote of the holders of at least a majority of each of its outstanding Investor Shares and CBC Benefit Shares entitled to vote thereon. Approval of the Agreement by the shareholders of each Hanover Portfolio will also constitute approval of Hanover's dissolution and deregistration under the 1940 Act following consummation of the Reorganization.

   Proxies are to be solicited by mail. Additional solicitations may be made by telephone, telegram or personal contact by officers, employees or agents of CBC and its affiliates. Each Hanover Portfolio has retained Chemical Mellon Shareholder Services, LLC, 85 Challenger Road, Overpeck Center, Ridgefield Park, New Jersey, 07660 to assist in the solicitation of proxies in connection with the Reorganization. The cost of solicitation, is estimated to be $5,000 and will be paid by CBC and/or CMC.

   Under the Agreement, shareholders of each Hanover Portfolio will receive shares of a particular class of the corresponding Vista Portfolio, as described above, with an aggregate net asset value equal to the value of the shareholder's investment in each Hanover Portfolio at the effective time of the transaction. This method of valuation is also consistent with interpretations of Rule 22c-1 under the 1940 Act by the Commission's Division of Investment Management. Any shareholder of a Hanover Portfolio may redeem his or her shares at the then current net asset value prior to the Closing Date.

   Shareholders of the Hanover Portfolios of record at the close of business on January 22, 1996 will be entitled to vote at the Special Meeting or any adjournment of the meeting. The holders of a majority of the shares outstanding of each such Hanover Portfolio at the close of business on that date present in person or represented by proxy will constitute a quorum for the meeting; however, as noted above, the affirmative vote of at least a majority of the shares outstanding of each Hanover Portfolio (including, in the case of The Hanover Small Capitalization Growth Fund, a majority of each of the Investor Shares and CBC Benefit Shares outstanding) at the close of business on that date is required to approve the Reorganization. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of January 22, 1996, as shown on the books of Hanover, there were issued and outstanding 1,026,973 shares of The Hanover Short Term U.S. Government Fund, 8,034,944 shares of The Hanover U.S. Government Securities Fund, 4,517,928 shares of The Hanover Blue Chip Growth Fund, 4,436,351 shares of The Hanover Small Capitalization Growth Fund (consisting of 914,457 Investor Shares and 3,521,894 CBC Benefit Shares), and 746,390 shares of The Hanover American Value Fund. The votes of the shareholders of the corresponding Vista Portfolios are not being solicited to approve the Reorganization, since their approval or consent is not required with respect to the Reorganization. Their votes are being solicited, however, in connection with the approval of certain of the Related Changes.

   The Agreement was approved for Hanover by unanimous vote of the Hanover Board, including all of the Directors then serving who were not interested persons of Hanover or Vista (other than in their capacity as Trustees or Directors of Vista or Hanover, as the case may be).

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

   The investment objective of each Vista Portfolio and the corresponding Hanover Portfolio are substantially similar except as described below. In seeking to achieve its investment objective, each Vista Portfolio is guided by investment policies and restrictions that are substantially similar, except as otherwise noted below, as those of the corresponding Hanover Portfolio.

   The investment objective and policies of each of the Vista Portfolios, after giving effect to the Related Changes except where otherwise indicated, are set forth below, together with a discussion of the primary differences, if any, from those of the respective corresponding Hanover Portfolios.

   Because the value of securities and the income derived therefrom may fluctuate according to the earnings of the issuers and changes in economic and market conditions, there can be no assurance that the investment objective of any of the Vista Portfolios will be achieved.

A. VISTA SHORT TERM BOND FUND

   The investment objective of the Vista Short Term Bond Fund is to provide a high level of current income, consistent with preservation of capital. The investment objective of the Vista Short Term Bond Fund may not be changed unless approved by the holders of a majority of the Vista Short Term Bond Fund's outstanding shares.

   The Vista Short Term Bond Fund seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in a broad range of short-term, investment-grade bonds and other fixed-income securities. The Vista Short Term Bond Fund will invest at least 65% of its net assets in bonds which have a maturity of less than three years. In addition, all of the Vista Short Term Bond Fund's assets will have dollar weighted average maturities which do not exceed three years. Securities with put features will measure their maturity based on the next put date, which must fall within the three year limit.

   The Vista Short Term Bond Fund normally will invest substantially all of its assets in investment-grade, fixed-income securities of all types. Investment-grade, fixed-income securities are considered to be securities rated in the category Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another nationally recognized statistical rating organization ("NRSRO"), and unrated securities that are of equivalent quality in CAM's opinion. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may be deemed to be "speculative" in nature. Fixed-income securities in the Vista Short Term Bond Fund's portfolio may include, in any proportion, bonds, notes, mortgage-backed securities, asset-backed securities, government and government agency obligations, zero coupon securities and convertible securities, and short-term obligations such as bankers' acceptances, certificates of deposit, repurchase agreements and commercial paper. For a description of these types of securities, see "F. Additional Information on Investment Policies and Techniques" below and "Investment Objectives, Policies and Restrictions" in the statement of additional information relating to the Vista Short Term Bond Fund (as well as the Vista Large Cap Equity Fund) dated March 1, 1995 (the "Vista Equity/Bond SAI"), which is incorporated into the Statement of Additional Information by reference.

   Fixed-income securities (except for securities with floating or variable interest rates) are generally considered to be interest rate sensitive, which means that their value (and the Vista Short Term Bond Fund's share prices) will tend to decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

   Mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Association ("FHLMC") typically may be prepaid by the issuer without penalty; thus, when prevailing interest rates decline, the value of these securities is not likely to rise on a comparable basis with other debt securities that are not so prepayable. The proceeds of prepayments and scheduled payments of principal of these securities will be reinvested by the Vista Short Term Bond Fund at then prevailing interest rates, which may be lower than the rate of interest on the securities on which these payments are received. See "F. Additional Information on Investment Policies and Techniques--Mortgage-Related Securities" below.

   In making investment decisions for the Vista Short Term Bond Fund, CAM will consider many factors in addition to current yield, including the preservation of capital, maturity and yield to maturity. CAM will adjust the Vista Short Term Bond Fund's investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Adviser may sell securities in anticipation of a market decline or purchase securities in anticipation of a market rise. In addition, CAM may sell one security and purchase another security of comparable quality and maturity to take advantage of what CAM believes to be short-term differentials in market values or yield disparities. See "F. Additional Information on Investment Policies and Techniques--Portfolio Management and Turnover." The Vista Short Term Bond Fund's investments, other than those backed by the U.S. Government, are subject to the ability of the issuer to make payment at maturity.

   The Vista Short Term Bond Fund may invest without limitation in high quality, short-term money market instruments, as described below under "F. Additional Information on Investment Policies and Techniques."

   The Vista Short Term Bond Fund may enter into transactions in derivatives and related instruments. The information presented below under "F. Additional Information on Investment Policies and Techniques" contains a more complete description of these instruments, as well as further information concerning the investment policies and techniques of the Vista Short Term Bond Fund. In addition, the Vista Equity/Bond SAI includes a further discussion of these instruments which may be entered into by the Vista Short Term Bond Fund. The use of such instruments involves transaction costs and certain risks, which are discussed below under "F. Additional Information on Investment Policies and Techniques" and in the Vista Equity/Bond SAI.

   Although the Vista Short Term Bond Fund's investment objective may not be changed without shareholder approval, such approval is not required to change any of the other investment policies described above, or any of the investment policies described below in "F. Additional Information on Investment Policies and Techniques" other than policies identified as fundamental.

 Differences with The Hanover Short Term U.S. Government Fund.

   The Vista Short Term Bond Fund is permitted to invest without limitation in investment-grade, fixed-income securities of all types. In contrast, The Hanover Short Term U.S. Government Fund is required under normal circumstances to invest at least 65% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect to such securities and expects that substantially all of its assets will be so invested. Accordingly, the Vista Short Term Bond Fund is permitted to invest in a broader range of securities which, while of investment-grade quality, may be of lesser credit quality than the securities in which The Hanover Short Term U.S. Government Fund is permitted to invest.

   Although the Vista Short Term Bond Fund invests at least 65% of its assets in bonds which have a maturity of less than three years, The Hanover Short Term U.S. Government Fund has no restriction on the maturity of any individual asset it acquires. However, both the Vista Short Term Bond Fund and The Hanover Short Term U.S. Government Fund maintain dollar-weighted average portfolio maturities of three years or less.

   For a discussion of certain additional differences between the Vista Short Term Bond Fund and The Hanover Short Term U.S. Government Fund, see "F. Additional Information on Investment Policies and Techniques" and "G. Investment Limitations."

B. VISTA U.S. GOVERNMENT SECURITIES FUND

   The investment objective of the Vista U.S. Government Securities Fund is to provide investors with as high a level of total return, consisting of income and capital appreciation, as is consistent with the preservation of capital. The investment objective of the Vista U.S. Government Securities Fund may not be changed unless approved by the holders of a majority of the Vista U.S. Government Securities Fund's outstanding shares.

    Under normal circumstances, at least 65% of the value of the Vista U.S. Government Securities Fund's total assets will be invested in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as described below ("U.S. Government Securities"), and repurchase agreements with respect thereto. Guarantees of principal and interest on obligations that may be purchased by the Vista U.S. Government Securities Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Vista U.S. Government Securities Fund. There is no restriction on the maturity of the Vista U.S. Government Securities Fund's portfolio or any individual portfolio security. CAM will be free to take advantage of the entire range of maturities of securities eligible for inclusion in the Vista U.S. Government Securities Fund's portfolio and may adjust the average maturity of the Vista U.S. Government Securities Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Since the Vista U.S. Government Securities Fund invests extensively in U.S. Government Securities, certain of which have less credit risk than that associated with other securities, the level of income achieved by the Vista U.S. Government Securities Fund may not be as high as that of other funds which invest in lower quality securities.

   The Vista U.S. Government Securities Fund may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. Government as to payment of principal and interest. U.S. Treasury obligations consist of bills, notes and bonds, which generally differ in their interest rates and maturities.

   The Vista U.S. Government Securities Fund may invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities, including obligations that are supported by: (i) the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of GNMA); (ii) the limited authority of the issuer or guarantor to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks); or (iii) only the credit of the issuer or guarantor (e.g., obligations of FHLMC). In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment. Other agencies and instrumentalities that issue or guarantee debt securities and that have been established or spon-
sored by the U.S. Government include the Banks for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Intermediate Credit Banks, the Federal Land Banks, the Student Loan Marketing Association and Resolution Funding Corporation.

   The Vista U.S. Government Securities Fund may invest extensively in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government such as GNMA, FNMA or FHLMC. Mortgage-backed securities typically may be prepaid by the issuer without penalty; thus, when prevailing interest rates decline, the value of these securities is not likely to rise on a comparable basis with other debt securities that are not so prepayable. The proceeds of prepayments and scheduled payments of principal of these securities will be reinvested by the Vista U.S. Government Securities Fund at then prevailing interest rates, which may be lower than the rate of interest on the securities on which these payments are received. The Vista U.S. Government Securities Fund will not invest in principal-only or interest-only stripped mortgage-backed securities. See "F. Additional Information on Investment Policies and Techniques--Mortgage-Related Securities" below.

   The Vista U.S. Government Securities Fund may invest the portion of its assets not invested in U.S. Government Securities and repurchase agreements with respect thereto in non-convertible corporate debt securities of domestic and foreign issuers, such as bonds and debentures. Such securities must be rated, at the time of investment, at least in the category A or the equivalent by Moody's, S&P, Fitch, Duff & Phelps ("D&P") or another NRSRO, or if unrated, such securities must be of comparable quality as determined by CAM.

   Fixed-income securities (except for securities with floating or variable interest rates) are generally considered to be interest rate sensitive, which means that their value (and the Vista U.S. Government Securities Fund's share prices) will tend to decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities generally provide greater price stability than longer-term securities and are less affected by changes in interest rates. There is no restriction on the maturity of the Vista U.S. Government Securities Fund's portfolio or any individual portfolio security, and to the extent the Vista U.S. Government Securities Fund invests in securities with longer maturities, the volatility of the Vista U.S. Government Securities Fund in response to changes in interest rates can be expected to be greater than if the Vista U.S. Government Securities Fund had invested in comparable securities with shorter maturities.

   The Vista U.S. Government Securities Fund may, at any time, hold up to 35% of the value of its total assets in high quality, short-term money market instruments, as described below under "F. Additional Information on Investment Policies and Techniques." When a temporary defensive posture in the market is appropriate in CAM's opinion, the Vista U.S. Government Securities Fund may invest without limitation in these instruments.

   The Vista U.S. Government Securities Fund may enter into transactions in derivatives and related instruments. The information presented below under "F. Additional Information on Investment Policies and Techniques" contains a more complete description of these instruments, as well as further information concerning the investment policies and techniques of the Vista U.S. Government Securities Fund. In addition, the statement of additional information relating to the Vista U.S. Government Securities Fund dated the date hereof (the "Vista U.S. Government SAI"), which is incorporated into the Statement of Additional Information by reference, includes a further discussion of these instruments which may be entered into by the Vista U.S. Government Securities Fund. The use of such instruments involves transaction costs and certain risks, which are discussed below under "F. Additional Information on Investment Policies and Techniques" and in the Vista U.S. Government SAI.

   Although the Vista U.S. Government Securities Fund's investment objective may not be changed without shareholder approval, such approval is not required to change any of the other investment policies described above, or any of the investment policies described below in "F. Additional Information on Investment Policies and Techniques" other than policies identified as fundamental.

 Differences with The Hanover U.S. Government Securities Fund

   The investment objective of the Vista U.S. Government Securities Fund is oriented towards total return, consisting of income and capital appreciation, while the investment objective of The Hanover U.S. Government Securities Fund is oriented towards current income. This difference reflects a desire to manage the new portfolio with a view towards capital appreciation opportunities in addition to current income.

   In contrast to the Vista U.S. Government Securities Fund, The Hanover U.S. Government Securities Fund has a stated current intention not to engage in certain derivatives transactions, although it is authorized to engage in a broad range of such transactions.

   Because the Vista U.S. Government Securities Fund has been created for the purpose of operating as a successor to The Hanover U.S. Government Securities Fund in connection with the Reorganization, the investment policies and restrictions of the Vista U.S. Government Securities Fund and The Hanover U.S. Government Securities Fund are otherwise substantially identical, except for certain differences discussed below under "F. Additional Information on Investment Policies and Techniques" and "G. Investment Limitations."

C. VISTA LARGE CAP EQUITY FUND

   The investment objective of the Vista Large Cap Equity Fund is to provide its shareholders with long-term growth of capital. The Vista Large Cap Equity Fund seeks to provide long-term growth of capital by investing primarily in a diversified portfolio of equity securities of established companies with substantial market capitalizations. Under normal market conditions, the Vista Large Cap Equity Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of established companies with substantial market capitalizations. Such companies typically have a large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

   CAM seeks to purchase the equity securities of companies that are expected to demonstrate greater long-term earnings growth than either their industry competitors or the average company included in the S&P 500 Composite Stock Index. These companies generally tend to have strong management organizations. CAM will evaluate such well-known and established companies by assessing the strongest sectors of the market over the economic cycle, identifying those companies with favorable earnings prospects, and then selecting the most attractive values. CAM will consider industry diversification as an important factor and will try to maintain representation in a variety of market sectors, although sector emphasis will shift as a result of changes in the outlook for earnings among market sectors.

   The Vista Large Cap Equity Fund may invest up to 20% of its net assets in convertible securities. In addition, the Vista Large Cap Equity Fund may invest up to 20% of its total assets in the equity securities of foreign issuers, including Depositary Receipts. Investment in foreign securities and Depositary Receipts involves certain risks. See "F. Additional Information on Investment Policies and Techniques--Foreign Securities" below.

   The Vista Large Cap Equity Fund may invest the portion of its assets not invested in equity securities in high quality, short-term money market instruments and repurchase agreements, as described below under "F. Additional Information on Investment Policies and Techniques." When a temporary defensive posture in the market is appropriate in CAM's opinion, the Vista Large Cap Equity Fund may invest without limitation in these instruments. To the extent that the Vista Large Cap Equity Fund deviates from its investment policies during temporary defensive periods, its investment objective may not be achieved.

   The Vista Large Cap Equity Fund may enter into transactions in derivatives and related instruments. The information presented below under "F. Additional Information on Investment Policies and Techniques" contains a more complete description of these instruments, as well as further information concerning the investment policies and techniques of the Vista Large Cap Equity Fund. In addition, the Vista Equity/Bond SAI includes a further discussion of these instruments which may be entered into by the Vista Large Cap Equity Fund. The use of such instruments involves transaction costs and certain risks, which are discussed below under "F. Additional Information on Investment Policies and Techniques" and in the Vista Equity/Bond SAI.

   Shareholder approval is not required to change the investment objective or any of the investment policies described above, or any of the investment policies described below in "F. Additional Information on Investment
Policies and Techniques" other than policies identified as fundamental.

   The Vista Large Cap Equity Fund, which invests primarily in equity securities, is designed for investors who are able to accept fluctuations in equity values and the resulting fluctuation in the Vista Large Cap Equity Fund's net asset value.

 Differences with The Hanover Blue Chip Growth Fund

   The stated investment objective of the Vista Large Cap Equity Fund refers to long-term growth of capital, while the stated investment objective of The Hanover Blue Chip Growth Fund refers simply to capital appreciation. The differences in language, however, do not reflect an actual difference in the objectives for which the respective funds are managed. The Vista Large Cap Equity Fund's investment objective is a non-fundamental policy, and therefore may be changed without shareholder approval, while The Hanover Blue Chip Growth Fund's investment objective is a fundamental policy, and therefore may not be changed without shareholder approval.

   Although the Vista Large Cap Equity Fund has a stated policy to invest at least 80% of its total assets in equity securities under normal market conditions, The Hanover Blue Chip Growth Fund has no similar stated policy. However, like the Vista Large Cap Equity Fund, under normal circumstances The Hanover Blue Chip Growth Fund invests at least 65% of its total assets in equity securities of established companies with substantial market capitalizations.

   The Hanover Blue Chip Growth Fund has a stated policy of investing primarily in companies with at least a five-year operating history, while the Vista Large Cap Equity Fund has no comparable stated policy. However, both the Hanover Blue Chip Growth Fund and the Vista Large Cap Equity Fund limit their investments in equity securities of companies with less than a three-year operating history to no more than 10% of their respective total assets.

   In contrast to the Vista Large Cap Equity Fund's 20% limitation on investment in convertible securities, The Hanover Blue Chip Growth Fund may invest without limitation in convertible securities.

   The Vista Large Cap Equity Fund's investments in securities of foreign issuers are limited to 20% of its total assets, while The Hanover Blue Chip Growth Fund's investments in equity securities of foreign issuers are limited to 35% of its total assets.

   In contrast to the Vista Large Cap Equity Fund, The Hanover Blue Chip Growth Fund has a stated current intention not to engage in certain derivatives transactions, although it is authorized to engage in a broad range of such transactions.

   For a discussion of certain additional differences between the Vista Large Cap Equity Fund and The Hanover Blue Chip Growth Fund, see "F. Additional Information on Investment Policies and Techniques" and "G. Investment Limitations."

D. VISTA SMALL CAP EQUITY FUND

   The investment objective of the Vista Small Cap Equity Fund is to provide its shareholders with long-term capital growth. Current income, if any, is a consideration incidental to the Vista Small Cap Equity Fund's objective of growth of capital. The investment objective of the Vista Small Cap Equity Fund may not be changed unless approved by the holders of a majority of the Vista Small Cap Equity Fund's outstanding shares.

   Under normal market conditions, the Vista Small Cap Equity Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of smaller companies (i.e., those with market capitalizations of $750 million or less at the time of purchase).

   CAM intends to utilize both quantitative and fundamental research to identify undervalued equity securities with a catalyst for positive change. Dividend income, if any, is a consideration incidental to the Vista Small Cap Equity Fund's objective of growth of capital. There can be no assurance that the methodology employed will satisfy the Vista Small Cap Equity Fund's objective of long term capital growth. An investor should be aware that investment in small capitalization issuers may be more volatile than investments in issuers with larger market capitalizations due to the lack of diversification in the business activities, limited product lines, markets or financial resources, and corresponding greater susceptibility to changes in the business cycle of small capitalization issuers. The equity securities of small capitalization companies as a group may not respond to general market rallies or downturns as much as other types of equity securities. This investment policy involves the risks that the changes or trends identified by CAM will not occur or will not be as significant as projected and that, even if the changes or trends develop, the particular issues held by the Vista Small Cap Equity Fund will not benefit as anticipated from such changes or trends.

   The Vista Small Cap Equity Fund may invest up to 20% of its total assets in the equity securities of foreign issuers, including Depositary Receipts. Investment in foreign securities and Depositary Receipts involves certain risks. See "F. Additional Information on Investment Policies and
Techniques--Foreign Securities" below.

   The Vista Small Cap Equity Fund may invest the portion of its assets not invested in equity securities in high quality, short-term money market instruments and repurchase agreements, as described below under "F. Additional Information on Investment Policies and Techniques." When a temporary defensive posture in the market is appropriate in CAM's opinion, the Vista Small Cap Equity Fund may invest without limitation in these instruments. To the extent that the Vista Small Cap Equity Fund deviates from its investment policies during temporary defensive periods, its investment objective may not be achieved.

   The Vista Small Cap Equity Fund may enter into transactions in derivatives and related instruments. The information presented below under "F. Additional Information on Investment Policies and Techniques" contains a more complete description of these instruments, as well as further information concerning the investment policies and techniques of the Vista Small Cap Equity Fund. In addition, the statement of additional information relating to Class A Shares of the Vista Small Cap Equity Fund, dated June 19, 1995, and the statement of additional information relating to Institutional Shares of the Vista Small Cap Equity Fund, dated Janaury 8, 1996 (collectively, the "Vista Small Cap SAI"), which are each incorporated into the Statement of Additional Information by reference, include a further discussion of these instruments which may be entered into by the Vista Small Cap Equity Fund. The use of such instruments involves transaction costs and certain risks, which are discussed below under "F. Additional Information on Investment Policies and Techniques" and in the Vista Small Cap SAI.

   Although the Vista Small Cap Equity Fund's investment objective may not be changed without shareholder approval, such approval is not required to change any of the other investment policies described above, or any of the investment policies described below in "F. Additional Information on Investment Policies and Techniques" other than policies identified as fundamental.

   The Vista Small Cap Equity Fund is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and an investment in its shares involves the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities. Given the above-average investment risk inherent in the Vista Small Cap Equity Fund, investment in shares of the Vista Small Cap Equity Fund should not be considered a complete investment program and may not be appropriate for all investors.

 Differences with The Hanover Small Capitalization Growth Fund

   The stated investment objective of the Vista Small Cap Equity Fund is long-term capital growth, while the stated investment objective of The Hanover Small Capitalization Growth Fund refers simply to capital appreciation. The differences in language, however, do not reflect an actual difference in the objectives for which the respective funds are managed.

   The Vista Small Cap Equity Fund is non-diversified and, as such, is not subject to the diversification requirements set forth in the 1940 Act, and may have a larger position in a single issuer than would be the case if the Vista Small Cap Equity Fund were diversified. In contrast, The Hanover Small Capitalization Growth Fund is diversified, and is subject to a fundamental investment limitation that, with respect to 75% of its total assets, no more than 5% may be invested in the securities of any one issuer, subject to certain exceptions. The investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified portfolio. The Vista Small Cap Equity Fund's ability to assume large positions in the obligations of a small number of issuers may affect the value of the Vista Small Cap Equity Fund's portfolio to a greater extent than that of a diversified portfolio like The Hanover Small Capitalization Growth
Fund in the event of changes in the financial condition or in the market's assessment of the issuers, and the Vista Small Cap Equity Fund's shares may be more susceptible to any single economic, political or regulatory occurrence than the shares of The Hanover Small Capitalization Growth Fund.

   In contrast to the Vista Small Cap Equity Fund, which has a stated policy to invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalizations of $750 million or less under normal market conditions, The Hanover Small Capitalization Growth Fund has a stated policy to invest at least 65% of its total assets in common stocks of companies with market capitalizations of less than $800 million and a majority of its total assets in common stocks of companies with market capitalizations of $500 million or less under normal market conditions.

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

   In contrast to the Vista Small Cap Equity Fund's policy which allows it to invest up to 20% of its total assets in equity securities of foreign issuers, including Depositary Receipts, The Hanover Small Capitalization Growth Fund's comparable policy provides only that it may invest up to 20% of its total assets in certain types of Depositary Receipts.

   In contrast to the Vista Small Cap Equity Fund, The Hanover Small Capitalization Growth Fund is not authorized to engage in any derivatives transactions.

   For a discussion of certain additional differences between the Vista Small Cap Equity Fund and The Hanover Small Capitalization Growth Fund, see "F. Additional Information on Investment Policies and Techniques" and "G. Investment Limitations."

E. VISTA AMERICAN VALUE FUND

   The investment objective of the Vista American Value Fund is to maximize total return, consisting of capital appreciation (both realized and unrealized) and income, by investing primarily in the equity securities of well-established U.S. companies (i.e., companies with at least a five-year opera ting history) which, in the opinion of VDH, are undervalued by the market. The investment objective of the Vista American value Fund may not be changed unless approved by the holders of a majority of the Vista Value Fund's outstanding shares.

   The equity securities in which the Vista American Value Fund invests generally consist of common stock, preferred stock and securities convertible into or exchangeable for common or preferred stock. Under normal market conditions, at least 65% of the value of the Vista American Value Fund's total assets will be invested in the equity securities of U.S. companies. The Vista American Value Fund may invest in companies without regard to market capitalization, although it generally does not expect to invest in companies with market capitalizations of less than $200 million. The securities in which the Vista American Value Fund invests are expected to be either listed on an exchange or traded in an over-the-counter market. The Vista American Value Fund may invest up to 20% of the value of its total assets in the equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), which are described under "F. Additional Information on Investment Policies and Techniques--Foreign Securities." The Vista American Value Fund expects that investments in foreign issuers, if any, will generally be in companies which generate substantial revenues from U.S. operations and which are listed on U.S. securities exchanges. Investment in foreign securities and ADRs involves certain risks, as described under "F. Additional Information on Investment Policies and Techniques--Foreign Securities" below.

   In selecting investments for the Vista American Value Fund, VDH generally seeks companies which it believes exhibit characteristics of financial soundness and are undervalued by the market. In seeking to identify financially sound companies, VDH looks for companies with strongly capitalized balance sheets, an ability to generate substantial cash flow, relatively low levels of leverage, an ability to meet debt service requirements and a history of paying dividends. In seeking to identify undervalued companies, VDH looks for companies with substantial tangible assets such as land, timber, oil and other natural resources, or important brand names, patents, franchises or other intangible assets which may have greater value than what is reflected in the company's financial statements. VDH will often select investments for the Vista American Value Fund which are considered to be unattractive by other investors or are unpopular with the financial press.

   Although the Vista American Value Fund invests primarily in equity securities, it may invest up to 25% of the value of its total assets in high quality, short-term money market instruments, repurchase agreements and cash. In addition, the Vista American Value Fund may make substantial temporary investments in investment grade U.S. debt securities and invest without limit in money market instruments when VDH believes a defensive posture is warranted. See "F. Additional Information on Investment Policies and Techniques--Money Market Instruments" below. To the extent that the Vista American Value Fund deviates from its investment policies during temporary defensive periods, its investment objective may not be achieved.

   The Vista American Value Fund may invest up to 5% of the value of its total assets (at the time of investment) in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time. The Vista American Value Fund will not invest more than 2% of the value of its total assets in warrants or rights which are not listed on the New York or American Stock Exchanges.

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


   The Vista American Value Fund may also engage in certain other activities and utilize certain other strategies, as described and subject to the limitations and risks described under "F. Additional Information on Investment Policies and Techniques." The Vista American Value Fund has no current intention to engage in the various investment strategies described under "F. Additional Information on Investment Policies and Techniques--Derivatives and Related Instruments," but it is authorized to engage in all of those strategies. A description of these investment strategies and certain risks associated therewith is contained under the caption "F. Additional Information on Investment Policies and Techniques" in this prospectus and in the statement of additional information relating to the Vista American Value Fund dated the date hereof (the "Vista American Value SAI"), which is incorporated into the Statement of Additional Information by reference.

   Although the Vista American Value Fund's investment objective may not be changed without shareholder approval, such approval is not required to change any of the other investment policies described above, or any of the investment policies described below in "F. Additional Information on Investment Policies and Techniques" other than policies identified as fundamental.

 Differences with The Hanover American Value Fund

   Because the Vista American Value Fund has been created for the purpose of operating as a successor to The Hanover American Value Fund in connection with the Reorganization, the investment objective, policies and restrictions of the Vista American Value Fund and The Hanover American Value Fund are substantially identical.

F. ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND TECHNIQUES

   Money Market Instruments. Subject to the limitations set forth above, the Vista Portfolios may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government Securities; commercial paper of domestic and, except with respect to the Vista American Value Fund, foreign issuers rated, at the time of purchase, at least in the category P-1 by Moody's, A-1 by S&P, F-1 by Fitch or D-1 by D&P, rated comparably by another NRSRO, or, if not rated, of comparable quality as determined by their investment adviser; certificates of deposit, banker's acceptances or time deposits and repurchase agreements. See "Investment Objectives, Policies and Restrictions" in the Vista Equity/Bond SAI, the Vista U.S. Government SAI, the Vista Small Cap SAI and the Vista American Value SAI. The Vista Portfolios limit their investments in U.S. bank obligations to obligations of U.S. banks that have more than $1 billion in total assets at the time of investment and are subject to regulation by the U.S. Government. The Vista Portfolios, other than the Vista American Value Fund, limit their investments in foreign bank obligations to obligations of foreign banks that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets, and have branches or agencies in the United States. The Vista American Value Fund does not invest in foreign bank obligations. Each Vista Portfolio may also invest in obligations of foreign branches of U.S. banks, as well as obligations of U.S. branches of foreign banks, if such Vista Portfolio is permitted to invest directly in obligations of the U.S. bank or foreign bank, respectively, in accordance with the foregoing limitations. Investments in foreign securities involve certain risks which are described under "Foreign Securities" below.

   Repurchase Agreements. When appropriate, each Vista Portfolio may, like the Hanover Portfolios, enter into repurchase agreements (a purchase of and simultaneous commitment to resell a security at an agreed-upon price and date which is usually not more than seven days from the date of purchase). The Vista Portfolios will enter into repurchase agreements only with counterparties which are member banks of the Federal Reserve System and secu-rity dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Vista Portfolio is permitted to invest. In the event the seller fails to pay the agreed-to sum on the agreed-upon delivery date, the underlying security could be sold by the Vista Portfolio, but the Vista Portfolio might incur a loss in doing so, and in certain cases may not be permitted to sell the security. As an operating policy, each Vista Portfolio, through its custodian bank, takes constructive possession of the collateral underlying repurchase agreements. Additionally, procedures have been established for each Vista Portfolio to monitor, on a daily basis, the market value of the collateral underlying all repurchase agreements to ensure that the collateral is at least 102% of the value of the repurchase agreements. Investments by a Vista Portfolio in repurchase agreements maturing in more than seven days are subject to the restrictions on investments in illiquid securities discussed below under "Illiquid Securities."

   Reverse Repurchase Agreements. The Vista U.S. Government Securities Fund and the Vista American Value Fund, like each Hanover Portfolio, may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Vista U.S. Government Securities Fund or the Vista American Value Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Vista Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. A Vista Portfolio pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Vista Portfolio under the 1940 Act and are subject to the limitations with respect to entering reverse repurchase agreements included in the investment limitations discussed under "G. Investment Restrictions" below.

   The Vista Short Term Bond Fund, Vista Large Cap Equity Fund and Vista Small Cap Equity Fund currently are not permitted to enter into reverse agreements. Upon consummation of the Reorganization, each of these Vista Portfolios will have the ability to enter into reverse repurchase agreements as described above if approval of such change is obtained from the shareholders of such Vista Portfolio.

   Zero Coupon Securities. The Vista Short Term Bond Fund and Vista U.S. Government Securities Fund, like the corresponding Hanover Portfolios, each may invest without limitation in zero coupon securities, subject to their respective investment objectives and policies. Zero coupon securities may be issued by both governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments. Instead, zero coupon securities are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and maturity value. Because interest on a zero coupon security is not distributed on a current basis, it tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates. Under the stripped bond rules of the Code, investments by a Vista Portfolio in zero coupon securities will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. Among the zero coupon securities in which such Vista Portfolios may invest are STRIPS. See "STRIPS" below.

   Zero coupon securities may also be created when a dealer deposits a U.S. Treasury security or a federal agency security with a custodian for and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investment Growth Receipts ("TIGRs") and generic Treasury Receipts ("TRs") are stripped U.S. Treasury securities separated into their component parts through custodial arrangements established by their broker sponsors. Vista has been advised that the staff of the Division of Investment Management of the Securities and Exchange Commission does not consider privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act. Therefore the Vista U.S. Government Securities Fund will not treat such obligations as U.S. Government Securities.

   STRIPS. Each Vista Portfolio other than the Vista American Value Fund may, subject to its investment objective and policies, invest up to 20% of its total assets in separately traded principal and interest components of secu-rities backed by the full faith and credit of the United States Treasury. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. Bonds issued by the Resolution Funding Corporation and other U.S. Government agencies may also be stripped.

   In contrast to the Vista Short Term Bond Fund and the Vista U.S. Government Securities Fund, The Hanover Short Term U.S. Government Fund and The Hanover U.S. Government Securities Fund each may invest without limitation in STRIPS. The prospectuses for the other Hanover Portfolios do not refer to an ability to invest in STRIPS.

   When-Issued or Forward Delivery Purchases. Each of the Vista Portfolios, like the Hanover Portfolios, may purchase new issues of securities in which it is permitted to invest on a "when-issued" or, with respect to existing issues, on a "forward delivery" basis, which means that the securities will be delivered at a future date beyond the customary settlement time. There is no limit as to the amount of the commitments which may be made by a Vista Portfolio to purchase securities on a "when-issued" or "forward delivery" basis. A Vista Portfolio does not pay for such obligations or start earning interest on them until the contractual settlement date. Although commitments to purchase "when-issued" or "forward delivery" securities will only be made with the intention of actually acquiring them, these securities may be sold before the settlement date if deemed advisable by a Vista Portfolio's investment adviser.

   While it is not intended that such purchases would be made for speculative purposes, purchases of securities on a "when-issued" or "forward delivery" basis can involve more risk than other types of purchases. For example, when the time comes to pay for a "when-issued" or "forward delivery" security, a Vista Portfolio's portfolio securities may have to be sold in order to meet payment obligations, and a sale of securities to meet such obligations carries with it a greater potential for the realization of capital gain or loss. Also, if it is necessary to sell the "when-issued" or "forward delivery" security before delivery, a Vista Portfolio may incur a loss because of market fluctuations since the time the commitment to purchase the "when-issued" or "forward delivery" security was made. For additional information concerning these risks and other risks associated with the purchase of "when-issued" or "forward delivery" securities as well as other aspects of the purchase of securities on a "when-issued" or "forward delivery" basis, see "Investment Objectives, Policies and Restrictions--Investment Policies: When-Issued and Forward Delivery Purchases" in the Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S. Government SAI and the Vista American Value SAI.

   Stand-By Commitments. The Vista U.S. Government Securities Fund and the Vista Small Cap Equity Fund each may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities held in their portfolios. In a put transaction, a Vista Portfolio acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Vista Portfolio to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. In the event that the party obligated to purchase the underlying security from a Vista Portfolio defaults on its obligation to purchase the underlying security, then the Vista Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities. The Vista Short Term Bond Fund and Vista Large Cap Equity Fund currently are not permitted to enter into put transactions except with respect to U.S. Government securities. Upon consummation of the Reorganization, each of these Vista Portfolios will have the ability to enter into put transactions, including stand-by commitments, with respect to any securities held in their portfolios if approval of such change is obtained from the shareholders of such Vista Portfolio.

   The Hanover Short Term U.S. Government Fund and The Hanover U.S. Government Securities Fund each may enter into put transactions, including stand-by commitments, with respect to securities held in their portfolios. The Hanover Blue Chip Growth Fund, The Hanover Small Capitalization Growth Fund and The Hanover American Value Fund do not enter into such transactions.

   Variable Rate Securities and Participation Certificates. The variable rate demand instruments that may be purchased by the Vista U.S. Government Securities Fund and the Vista Short Term Bond Fund are obligations (including bonds, notes, certificates of deposit and commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and/or permit the holder to demand payment upon a specified number of days' notice of the principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such variable rate securities include participation certificates issued by a bank, insurance company or other financial institution, and in variable rate securities owned by such institutions or affiliated organizations. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. Participation certificates may be deemed illiquid securities (see "Investment Objectives, Policies and Restrictions--Investment
Policies: Variable Rate Securities and Participation Certificates" in the Vista Equity/Bond SAI and the Vista U.S. Government SAI).

   A Vista Portfolio's investment adviser will monitor on an on-going basis the ability of the underlying issuers to meet their demand obligations. Although variable rate securities may be sold, it is intended that they be held until an interest reset date,

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

except under certain specified circumstances (see "Investment
Objectives, Policies and Restrictions--Investment Policies: Variable Rate Securities and Participation Certificates" in the Vista Equity/Bond SAI and the Vista U.S. Government SAI).

   As a result of the variable rate nature of these investments, a Vista Portfolio's yield will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. Conversely, during periods where prevailing interest rates have increased, a Vista Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

   In contrast, neither The Hanover Short Term U.S. Government Fund's prospectus nor The Hanover U.S. Government Securities Fund's prospectus refers to an ability to invest in variable rate securities or participation certificates.

   Illiquid Securities. Not more than 10% of the total assets of the Vista Short Term Bond Fund or Vista Large Cap Equity Fund, and not more than 15% of the total assets of the Vista Small Cap Equity Fund, may be invested in securities which are subject to legal or contractual restrictions on resale, including securities that are not readily marketable and repurchase agreements maturing in more than seven days. Upon consummation of the Reorganization, each of these Vista Portfolios instead will be prohibited from investing 15% or more of its total assets in illiquid securities if approval of such change is obtained from the shareholders of such Vista Portfolio. The Vista U.S. Government Securities Fund and Vista American Value Fund may not invest 15% or more of their respective total assets in illiquid securities. Each Hanover Portfolio may not invest 15% or more of its total assets in illiquid securities.

   In addition, the Hanover Portfolios, as well as the Vista U.S. Government Securities Fund and the Vista American Value Fund, may elect to treat as liquid, in accordance with procedures established by the Hanover Board and the Vista Board, respectively, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act. Upon consummation of the Reorganization, the Vista Short Term Bond Fund, Vista Small Cap Equity Fund and Vista Large Cap Equity Fund each will be permitted to treat as liquid the foregoing instruments in accordance with the procedures established by the Vista Board, subject to shareholder approval of the changes with respect to each such Vista Portfolio described in the preceding paragraph.

  Mortgage-Related Securities. The Vista Short Term Bond Fund and the Vista U.S. Government Securities Fund, like The Hanover Short Term U.S. Government Fund and The Hanover U.S. Government Securities Fund, may invest without limitation in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Vista Short Term Bond Fund or Vista U.S. Government Securities Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

   Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities issued by FNMA include Guaranteed Mortgage Pass-Through Certificates, also known as "Fannie Maes," which are guaranteed as to timely payment of principal and interest by FNMA, and mortgage-related securities issued by the FHLMC include Mortgage Par-ticipation Certificates, also known as "Freddie Macs," which are guaranteed as to timely payment of interest and timely or ultimate payment of principal on the underlying mortgage loans by FHLMC. Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

   The Vista U.S. Government Securities Fund, like The Hanover U.S. Government Securities Fund, and the Vista Short Term Bond Fund, unlike The Hanover Short Term U.S. Government Fund, may also invest in investment grade Collateralized Mortgage Obligations ("CMOs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs may be issued through real estate mortgage investment conduits or REMICs. CMOs are structured into multiple classes, with each class bearing a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. To the extent a particular CMO is issued by an investment company, the Vista U.S. Government Securities Fund's ability to invest in such CMOs will be limited. See "Limiting Investment Risks" in the Vista U.S. Government SAI.

   The Vista Short Term Bond Fund and the Vista U.S. Government Securities Fund expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Vista Short Term Bond Fund's and the Vista U.S. Government Securities Fund's investment adviser will, consistent with their investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

   Unlike the Vista Short Term Bond Fund, The Hanover Short Term U.S. Government Fund's investments in mortgage-related securities are limited to mortgage-related U.S. Government Securities.

   Asset-Backed Securities. The Vista U.S. Government Securities Fund, like The Hanover U.S. Government Securities Fund, and the Vista Short Term Bond Fund, unlike The Hanover Short Term U.S. Government Fund, may purchase asset-backed securities, subject to the Vista Short Term Bond Fund's and the Vista U.S. Government Securities Fund's respective investment objectives and policies. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables.

   Corporate Reorganization. The Vista American Value Fund, like The Hanover American Value Fund, may invest without limitation in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of VDH, there is a reasonable prospect of capital appreciation significantly greather than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Vista American Value Fund may sustain a loss.

   Portfolio Management and Turnover. It is intended that the portfolio of each Vista Portfolio will be fully managed by buying and selling securities and, in the case of Vista Portfolios that invest in fixed-income securities, holding certain securities to maturity. The frequency of a Vista Portfolio's portfolio transactions--the Vista Portfolio's portfolio turnover rate--will vary from year to year depending upon market conditions. Each Vista Portfolio will engage in portfolio trading if its investment adviser believes a transaction, net of costs (including custodian charges), will help it achieve its investment objective. The investment policies of the Vista Portfolios may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions or interest rates. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or

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

dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. High portfolio turnover rates would also make it more difficult for the relevant Vista Portfolios to satisfy the requirement for qualification as a regulated investment company under the Code, that less than 30% of a Vista Portfolio's gross income in any tax year be derived from gains on the sale of securities held for less than three months. For a description of the strategies that may be used by CAM (or VDH, with respect to the Vista American Value Fund) in managing the portfolios of the Vista Portfolios, which may include adjusting the average maturity of the Vista Short Term Bond Fund's or the Vista U.S. Government Securities Fund's portfolio in anticipation of a change in interest rates, see "Investment Objectives, Policies and Restrictions--Investment Policies: Portfolio Management" in the Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S. Government SAI and the Vista American Value SAI.

   Generally, the primary consideration in placing the Vista Portfolios' portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. For a complete discussion of portfolio transactions and brokerage allocation, see "Investment Objectives, Policies and Restrictions--Investment Policies; Portfolio Transactions and Brokerage Allocation" in the Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S. Government SAI and the Vista AmericanValue SAI.

   Portfolio Securities Lending. Although the Vista Portfolios do not intend to engage in such activity in the ordinary course of business, each Vista Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Vista Portfolio's total assets. In connection with such loans, a Vista Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the securities loaned plus accrued interest. A Vista Portfolio can earn income through the investment of such collateral. A Vista Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, receives interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Vista Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Vista Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Vista Portfolio. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by a Vista Portfolio's investment adviser to be of good standing and will not be made unless, in the judgment of the investment adviser, the consideration to be earned from such loans justifies the risk.

   Each Hanover Portfolio is similarly authorized to lend portfolio securities with a value not in excess of one-third of the value of its respective total assets.

   Foreign Securities. Among the securities in which the Vista Large Cap Equity Fund, Vista Small Cap Equity Fund and Vista American Value Fund may invest are securities of foreign issuers, although none of such Vista Portfolios currently intends to invest more than 20% of its total assets in such securities. The Vista U.S. Government Securities Fund may invest in foreign obligations issued or guaranteed by foreign governments and supranational entities, to the extent consistent with its investment policies described above. In addition, each Vista Portfolio (other than the Vista American Value Fund) may invest the portion of its assets not invested as described above in commercial paper of foreign issuers and foreign bank obligations, as described under "Money Market Instruments." Foreign securities may represent a greater degree of risk (e.g., risk related to exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

   Investing in securities issued by foreign corporations and governments involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations and the U.S.
Government. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or other countries) and changed circumstances in dealings between countries. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

   The Vista U.S. Government Securities Fund may invest in securities issued by supranational organizations such as: The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

    The Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund may invest their assets in securities of foreign issuers in the form of ADRs, European Depositary Receipts ("EDRs"), or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"), and the Vista American Value Fund may invest its assets in ADRs. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Vista Portfolios treat Depositary Receipts as interests in the underlying securities for purposes of their investment policies. The Vista Portfolios will limit their investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of their respective net assets (at the time of investment). See the Vista Equity/Bond SAI, the Vista Small Cap SAI and the Vista American Value SAI for certain risks related to unsponsored Depositary Receipts.

   Other Investment Companies. Each Vista Portfolio, like each Hanover Portfolio, may invest up to 10% of the value of its total assets in shares of other investment companies, subject to such investments being consistent with its overall objective and policies, and subject to the limitations of the 1940 Act and the Vista Portfolios' respective investment limitations as described in the Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S. Government SAI and the Vista American Value SAI.

   Derivatives and Related Instruments. Each Vista Portfolio may invest its assets in derivative and related instruments to hedge various market risks, to manage the effective maturity or duration of debt instruments held by such Vista Portfolio, or, with respect to certain strategies, to increase such Vista Portfolios income or gain. Such investments will be subject only to a Vista Portfolio's investment objective and policies and the requirement that, to avoid leveraging the Vista Portfolio, the Vista Portfolio maintains segregated accounts consisting of liquid assets, such as cash, U.S.
Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset.

   The value of some derivative or similar instrument in which the Vista Portfolios invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Vista Portfolios--the ability of a Vista Portfolio to successfully utilize these instruments may depend in part upon the ability of its investment adviser to forecast interest rates and other economic factors correctly. If a Vista Portfolio's investment adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Vista Portfolio could be exposed to the risk of a loss.
The Vista Portfolios might not employ any or all of the instruments described herein, and no assurance can be given that any strategy used will succeed.

   To the extent permitted by the investment objective and policies of each Vista Portfolio, and as described more fully in the Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S. Government SAI and the Vista American Value SAI, a Vista Portfolio may (i) purchase, write and exercise call and put options on securities, securities indexes and foreign currencies (including using options in combination with securities, other options or derivative instruments); (ii) enter into futures contracts and options on futures contracts; (iii) employ forward currency and interest-rate contracts; (iv) purchase and sell mortgage-backed and asset backed securities; and (v) purchase and sell structured products.

   Risk Factors. As explained more fully in the Vista Equity/Bond SAI, the Vista U.S. Government SAI, the Vista Small Cap SAI and the Vista American Value SAI, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Vista Portfolio and the hedging vehicle so that the Vista Portfolio's return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. A Vista Portfolio's investment adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Vista Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Vista Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Vista Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Vista Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Vista Portfolio may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

G. INVESTMENT RESTRICTIONS

   In addition to the investment restrictions discussed above, each Vista Portfolio has adopted certain fundamental investment restrictions which are set forth in the Vista Equity/Bond SAI, the Vista U.S. Government SAI, the Vista Small Cap SAI and the Vista American Value SAI. Such investment restrictions are substantially similar to those of the corresponding Hanover Portfolio, except to the extent otherwise noted in the preceding discussion or below.

   The Hanover Short Term U.S. Government Fund, The Hanover Blue Chip Growth Fund and The Hanover Small Capitalization Growth Fund, each of which is a diversified fund, each have a fundamental investment restriction prohibiting it, with respect to 75% of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The corresponding Vista Portfolios have no similar fundamental policies. However, as diversified funds, each of the Vista Short Term Bond Fund and Vista Large Cap Equity Fund is required by the 1940 Act to comply with the same issuer diversification requirements applicable to the corresponding Hanover Portfolios. The Vista Small Cap Equity Fund, which unlike The Hanover Small Capitalization Growth Fund is a non-diversified fund, is not subject to a fundamental issuer diversification policy. However, the Vista Small Cap Equity Fund must nonetheless satisfy certain issuer diversification requirements in order to qualify as a regulated investment company under Subchapter M of the Code, which are more fully described under "Tax Matters--Qualification as a Regulated Investment Company" in the Vista Small Cap SAI.

   While the Vista Short Term Bond Fund, Vista Large Cap Equity Fund and Vista Small Cap Equity Fund each have a fundamental investment restriction which states an intention to borrow only from banks and only to meet redemptions, the Hanover Portfolios, as well as the Vista U.S. Government Securities Fund and the Vista American Value Fund, each have a fundamental investment restriction with respect to borrowing which permits them to enter into reverse repurchase agreements in accordance with their respective investment policies in amounts not in excess of one-third of the value of their assets, less bank borrowings outstanding for temporary purposes. However, the Hanover Portfolios, as well as the Vista U.S. Government Securities Fund and the Vista American Value Fund, each have a non-fundamental policy stating that they will enter into reverse repurchase agreements only to avoid selling portfolio securities to meet redemptions. Both the Vista and Hanover restrictions provide that each relevant portfolio may not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the value of its total assets. Upon consummation of the Reorganization, as a matter of fundamental policy, the Vista Short Term Bond Fund, Vista Large Cap Equity Fund and Vista Small Cap Equity Fund each will have the same ability to enter into reverse repurchase agreements as described above for the Hanover Portfolios if approval of such change is obtained from the shareholders of such Vista Portfolio.

  The Hanover Portfolios and the Vista Short Term Bond Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund each have a fundamental investment restriction prohibiting them from engaging in short sales of securities. However, The Hanover Blue Chip Growth Fund and The Hanover Small Capitalization Growth Fund are subject to an exception which permits them to engage in short sales "against the box," subject to certain limitations, while of such Vista Portfolios, only the Vista Small Cap Equity Fund is subject to a similar exception. In addition, the Vista Small Cap Equity Fund also currently states that it has no current intention of engaging in short sales. The Vista U.S. Government Securities Fund and the Vista American Value Fund have no fundamental investment restriction regarding short sales. Upon consummation of the Reorganization, each of the Vista Short Term Bond Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund, as a matter of nonfundamental policy, instead will be prohibited from engaging in short sales other than short sales "against the box," provided that such restriction will not be applied to limit otherwise permissible derivatives and related transactions, if approval of the foregoing revised policy is obtained from the shareholders of such Vista Portfolio.

  While the Hanover Portfolios each have a fundamental investment restriction limiting the ability to purchase securities of other investment companies, the Vista Portfolios have no corresponding fundamental investment restriction. However, each Vista Portfolio, as a matter of law, is subject to the same limitations. In addition, while the Vista Short Term Bond Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund each have a fundamental investment restriction prohibiting them from purchasing securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by such Vista Portfolio, the Hanover Portfolios and the Vista U.S. Government Securities Fund and Vista American Value Fund have no such fundamental investment restriction. However, the Hanover Portfolios and the Vista U.S. Government Securities Fund and Vista American Value Fund, as diversified portfolios, are subject to the same limitation under the 1940 Act with respect to 75% of their respective assets. Upon consummation of the Reorganization, each of the Vista Short Term Bond Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund, as a matter of nonfundamental policy, instead will be prohibited with respect to 75% of its assets from holding more than 10% of the outstanding voting securities of an issuer if shareholder approval of the foregoing revised policy is obtained from the shareholders of such Vista Portfolio.

  Following consummation of the Reorganization, each Vista Portfolio, as a matter of fundamental policy, will be permitted to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as such Vista Portfolio, if approval is obtained from the shareholders of such Vista Portfolio with respect to the adoption of such new fundamental policy. The Hanover Portfolios have no similar fundamental policy.

                 COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

   General. As a Massachusetts business trust, the operation of Vista will be governed by the Declaration of Trust of Vista (the "Declaration of Trust") and applicable Massachusetts law rather than by the Articles of Incorporation (the "Articles") of Hanover and applicable Maryland law. Certain differences between the two forms of organization are summarized below.

   Shares of Portfolios. Interests in Hanover are represented by transferable shares of stock, par value $.001 per share. The Articles authorize Hanover to issue 200 million shares of stock. The Hanover Board may, without shareholder approval, increase the number of authorized shares and divide authorized but unissued stock into an unlimited number of separate portfolios or series, and classes thereof. Currently, all the authorized stock of Hanover is divided into ten separate series (corresponding to the five Hanover Portfolios and five additional portfolios that have not to date commenced investment operations). The Hanover Board has authorized each Hanover Portfolio to issue multiple classes of shares. Shares of each class of a Hanover Portfolio represent interests in such portfolio in proportion to each share's net asset value. All shares of Hanover have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Each share of a Hanover Portfolio is entitled to dividends and distributions out of the assets of that Hanover Portfolio, as declared by the Hanover Board in its discretion. Maryland law does not require a registered investment company to hold annual meetings of shareholders in any year in which the election of directors is not required under the 1940 Act, and it is anticipated that annual shareholder meetings will be held only when specifically required by the 1940 Act. There are no conversion or preemptive rights in connection with shares of Hanover.

   Vista has an unlimited number of authorized shares of beneficial interest, currently without par value, which may be divided into portfolios or series and classes thereof. Upon consummation of the Reorganization, the par value of the shares of Vista will be $.001, subject to shareholder approval. Each Vista Portfolio is one portfolio of Vista, and may issue multiple classes of shares. The Vista Small Cap Equity Fund currently issues two classes of shares. Upon consummation of the Reorganization, each of the Vista Portfolios, other than the Vista American Value Fund, will offer multiple classes of shares to the public. Each share of a portfolio or class of Vista represents an equal proportionate interest in that portfolio or class with each other share of that portfolio or class. The shares of each portfolio or class of Vista participate equally in the earnings, dividends and assets of the particular portfolio or class. Fractional shares have proportionate rights to full shares. Expenses of Vista which are not attributable to a specific portfolio or class are allocated to all the portfolios of Vista in a manner believed by management of Vista to be fair and equitable. Generally, shares of each portfolio or class will be voted separately, for example to approve an investment advisory agreement or distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including the election or selection of trustees and independent accountants. Vista is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of Vista.

   Shareholder Voting Rights. Each Director of Hanover holds office, unless sooner removed, until his successor is elected and qualified. Any Director may be removed, with or without cause, by the affirmative vote of a majority of the shares entitled to vote, at any meeting of the shareholders, and the vacancy caused by such removal may be filled by the shareholders at any meeting called for the purpose. A vacancy in the Hanover Board resulting from the resignation of a Director or otherwise may be filled by a vote of a majority of the remaining Directors then in office. However, under the 1940 Act, no vacancy may be filled by Directors unless immediately thereafter at least two-thirds of the Directors holding office shall have been elected to such office by the shareholders. Special meetings of shareholders for any purpose or purposes may be called by Hanover's chairman, president or a majority of the Hanover Board, and upon the written request of the shareholders holding at least 10% of the shares of Hanover outstanding and entitled to vote at such meeting. Business transacted at any special meeting of shareholders shall be limited to the purposes stated in the notice of such meeting sent to shareholders.

  Vista is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a portfolio or class when the Trustees deem such a meeting to be necessary or desirable. A vacancy in the Vista Board resulting from the resignation of a Trustee or otherwise may be filled by a vote of a majority of the remaining Trustees then in office. However, under the 1940 Act, no vacancy may be filled by Trustees unless immediately thereafter at least two-thirds of the Trustees holding office shall have been elected to such office by the shareholders. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of Vista at a meeting duly called for the purpose. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Upon written request by the holders of shares representing at least $25,000 or 1% of the outstanding shares of Vista stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trustees will within five business days after receipt of such request either provide a list of shareholders or inform such applicants as to the approximate number of shareholders and the approximate costs of mailing the request to them. If the second option is chosen by the Trustees, then the Trustees are generally obligated, upon written request of the applicants, to mail the requested materials to all shareholders of record (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

  Shareholder Liability. Under Maryland law, Hanover shareholders have no personal liability for Hanover's acts or obligations. Under Massachusetts law, shareholders of Vista could, under certain circumstances, be held personally liable as partners for the obligations of Vista. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Vista and provides for indemnification and reimbursement of expenses out of Vista property for any shareholder held personally liable for the obligations of Vista. The Declaration of Trust also provides that

Vista shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of Vista, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and Vista itself was unable to meet its obligations.

   Liability of Directors and Trustees. Under Maryland law and the Articles, directors and officers of Hanover are not liable to the corporation or its stockholders for money damages, except to the extent that (1) it is proved that such person actually received an improper benefit or profit in money, property, or services for the amount of the benefit or profit in money, property, or services actually received, or (2) a judgment or other final adjudication adverse to such person is entered in a proceeding based on a finding that the person's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. However, a director or officer of Hanover is liable to the extent his actions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct"). In the event of any litigation against the Directors or officers of Hanover, Hanover's By-Laws require that Hanover indemnify a Director or officer for certain expenses and to advance money for such expenses provided that (a) the court or other body before whom the proceeding to which the Director or officer is a party was brought (i) dismisses the proceeding for insufficiency of evidence of any Disabling Conduct or (ii) reaches a final decision on the merits that the Director or officer was not liable by reason of Disabling Conduct; or (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Director or officer was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of the Directors who are neither "interested persons" of Hanover as defined in the 1940 Act nor parties to the proceeding; or (ii) an independent legal counsel in a written opinion. Under the Declaration of Trust, the Trustees of Vista are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust, a Trustee or officer of Vista will generally be indemnified against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or by proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof.

   The foregoing is only a summary of certain of the major differences between Hanover, its Articles and By-Laws and Maryland law and Vista, its Declaration of Trust and By-Laws and Massachusetts law. Shareholders may wish to refer directly to the provisions of Hanover's Articles and By-Laws, Maryland law and Vista's Declaration of Trust and By-Laws and Massachusetts law for a more thorough comparison.

                       ADDITIONAL INFORMATION ABOUT VISTA

A. EXPENSES

   The following expense tables are provided to assist investors in understanding the various costs and expenses that an investor will indirectly incur as a beneficial owner of Shares in each of the Vista Portfolios. The table reflects information for the twelve months ended October 31, 1995 for the Vista Short Term Bond Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund, in each case restated to reflect the fee arrangements that will be in effect commencing on the Closing Date as if these arrangements had been in effect during that period and assuming that the Reorganization had occurred at the beginning of that period. Because the Vista U.S. Government Securities Fund and the Vista American Value Fund will not commence operations until the Closing Date, information for those portfolios reflects estimated annual expenses for the 1996 fiscal year.


                                               Vista       Vista U.S.                       Vista
                                               Short       Government     Vista Large     Small Cap     Vista Small
                                             Term Bond     Securities      Cap Equity       Equity       Cap Equity
                                               Fund           Fund            Fund           Fund           Fund           Vista
                                             (Class A   (Institutional  (Institutional     (Class A   (Institutional     American
                                              Shares)       Shares)         Shares)        Shares)        Shares)       Value Fund
                                             ---------  --------------  --------------    ----------  --------------    ----------
Shareholder Transaction Expenses
Maximum Initial Sales Charge Imposed on
  Purchases (as a percentage of offering
  price)                                     1.50%*        0.00%          0.00%           4.75%*        0.00%          0.00%
Maximum Contingent Deferred Sales Charge
  (as a percentage of redemption
  proceeds)                                  0.00%         0.00%          0.00%           0.00%         0.00%          0.00%
Annual Fund Operating Expenses (as a
  percentage of daily net assets)
Investment Advisory Fee (after estimated
  waivers, where indicated)                  0.00%**       0.30%          0.00%**         0.65%         0.65%          0.00%**
Rule 12b-1 Distribution Plan Fee (after
  estimated waivers, where indicated)        0.08%***      0.00%          0.00%           0.25%         0.00%          0.00%***
Administration Fee (after estimated
  waivers, where indicated)                  0.02%****     0.10%          0.10%           0.10%         0.10%          0.00%****
Other Expenses
 Sub-Administration Fee                      0.05%         0.05%          0.05%           0.05%         0.05%          0.05%
 Shareholder Servicing Fee (after
  estimated  waivers, where indicated)       0.25%         0.20%+         0.25%           0.00%         0.00%+         0.12%+
 Other Operating Expenses++                  0.35%         0.20%          0.20%           0.45%         0.30%          1.15%
Total Other Expenses                         0.65%         0.45%          0.50%           0.50%         0.35%          1.32%
Total Fund Operating Expenses (after
  waivers of fees)+++                        0.75%         0.85%          0.60%           1.50%         1.10%          1.32%

   * There will be no front-end sales charges assessed in connection with the Reorganization, and shareholders of The Hanover Short Term U.S. Government Fund and The Hanover Small Capitalization Growth Fund that receive Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, respectively, in connection with the Reorganization will not be assessed any front-end sales charges on subsequent purchases of the Class A Shares of the respective Vista Portfolio for as long as they remain shareholders in the respective Vista Portfolio.

  ** "Advisory Fees" for the Vista Short Term Bond Fund, Vista Large Cap Equity
     Fund and Vista American Value Fund reflect estimated fee waivers pursuant to the agreement described below; absent such waivers, "Advisory Fees" would be 0.25% for Vista Short Term Bond Fund, 0.40% for Vista Large Cap Equity Fund and 0.70% for Vista American Value Fund.

 *** "Rule 12b-1 Distribution Plan Fees" for the Vista Short Term Bond Fund
     Class A Shares and Vista American Value Fund reflect estimated fee waivers pursuant to the agreement described below; absent such waivers, "Rule 12b-1 Distribution Plan Fees" would be 0.25% for each such class of each such Vista Portfolio. Vista Large Cap Equity Fund Institutional Shares, Vista Small Cap Equity Fund Institutional Shares and Vista U.S. Government Securities Fund Institutional Shares do not bear "Rule 12b-1 Distribution Plan Fees."

**** "Administration Fees" for Vista Short Term Bond Fund and the Vista
     American Value Fund reflect estimated fee waivers pursuant to the agreement described below; absent such waivers, "Administration Fees" would be 0.10% for such Vista Portfolios.

  + "Shareholder Servicing Fees" for the Vista U.S. Government Securities Fund and the Vista Small Cap Equity Fund Institutional Shares and the Vista American Value Fund reflect estimated fee waivers pursuant to the agreement described below; absent such waivers, "Shareholder Servicing Fees" would be 0.25% for such classes of such Vista Portfolios.

 ++ "Other Operating Expenses" include custody fees, transfer agency fees, registration fees, legal fees, audit fees, directors' fees, insurance fees, and other miscellaneous expenses. A shareholder may incur a $10.00 charge for certain wire redemptions.

+++ "Total Fund Operating Expenses" reflect the agreement by Chase voluntarily to waive fees payable to it and /or reimburse expenses for a period of at least one year following the consummation of the Reorganization to the extent necessary to prevent "Total Fund Operating Expenses" of Shares of each Vista Portfolio for such period from exceeding the amounts indicated in the table. In addition, Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period following the consummation of the Reorganization to the extent necessary to prevent "Total Fund Operating Expenses" for Institutional Shares of the Vista Small Cap Equity Fund and for shares of the Vista American Value Fund from exceeding 1.22% and 2.18%, respectively, of average net assets during such period.

   Example: You would pay the following expenses on a $1,000 investment in the Shares of the Vista Portfolio indicated based upon payment by the Vista Portfolios of operating expenses at the levels set forth in the table above, assuming (1) 5% annual return and (2) redemption at the end of each time period. In the case of Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, the figures assume the deduction at the time of purchase of the maximum initial sales charge.

                            Vista                     Vista                       Vista
                         Short Term              U.S. Government                Large Cap
                          Bond Fund              Securities Fund               Equity Fund
                      (Class A Shares)       (Institutional Shares)       (Institutional Shares)
                      ----------------       ----------------------       ----------------------
1 Year                      $ 23                      $  9                         $  6
3 Years                       39                        27                           19
5 Years                       56                        47                           33
10 Years                     107                       105                           75

                       Vista Small Cap             Vista Small
                         Equity Fund             Cap Equity Fund              Vista American
                      (Class A Shares)        (Institutional Shares)             Value Fund
                      -----------------        ----------------------         --------------
1 Year                      $ 62                      $ 11                         $ 13
3 Years                       93                        35                           42
5 Years                      125                        61                           72
10 Years                     218                       134                          159


   The "Example" set forth above should not be considered a representation of future expenses or annual return of Shares of a Vista Portfolio; actual expenses and annual return may be greater or less than those shown.


   A long-term shareholder in shares of a mutual fund with 12b-1 fees, such as the Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund and the Shares of the Vista American Value Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

B. FINANCIAL HIGHLIGHTS

   The following financial highlights for Vista Small Cap Equity Fund and Vista Large Cap Equity Fund are supplemented by financial statements and accompanying notes appearing in Vista's Annual Reports to Shareholders for the fiscal year ended October 31, 1995, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes thereto, as well as the financial information set forth in the tables below with respect to each of the periods commencing after June 30, 1992, for Vista Small Cap Equity Fund and Vista Large Cap Equity Fund, have been audited by Price Waterhouse LLP, independent accountants, whose reports expressed an unqualified opinion thereon. The information on selected per share data and ratios with respect to the fiscal year ended June 30, 1992 and the period November 30, 1990 to June 30, 1991 have been audited by other independent accountants whose report expressed an unqualified opinion thereon.

   The financial highlights for The Hanover U.S. Government Securities Fund for each of the years in the two year period ended November 30, 1995 and for the period from February 19, 1993 (commencement of operations) to November 30, 1993 and The Hanover American Value Fund for the period from February 3, 1995 (commencement of operations) to November 30, 1995 have been audited by KPMG Peat Marwick LLP, independent certified public accountants, whose report thereon is included in the Annual Report to Shareholders.

   The following information should be read in conjunction with the related financial statements and notes thereto which are incorporated by reference into the Statement of Additional Information.

   The information presented below for the Vista Large Cap Equity Fund relates to the single class of shares thereof being offered prior to the Closing Date. Such shares will be denominated Institutional Shares as of the Closing Date.

   Investors are advised that the Financial Highlights presented below should not be viewed as indicative of future financial results of the Vista Portfolios.

                        Vista Large Cap Equity Fund(1)

                                                                                     July 1,
                                          Year           Year           Year          1992**         Year           November 30,
                                          ended          ended          ended           to           ended             1990*
                                       October 31,    October 31,    October 31,   October 31,     June 30,             to
                                          1995           1994           1993           1992          1992          June 30, 1991
                                       -----------    -----------   -----------    -----------     ----------    ----------------

PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of period       $ 13.16        $ 13.65       $  12.56       $  12.50       $ 11.43             $ 10.00
Income from Investment Operations:
 Net investment income                       0.277          0.298          0.302          0.080         0.240               0.170
 Net gains (losses) on Securities
  (both realized and unrealized)             1.744          0.263          1.153          0.500         1.230               1.350
                                           -------       --------      ---------      ---------      --------          ----------
 Total from Investment
  Operations                                 2.021          0.561          1.455          0.580         1.470               1.520
                                          ---------     ---------      ---------      ---------      --------          ----------
Less Distributions:
 Dividends from net investment
   income                                    0.282          0.290          0.304          0.140         0.290               0.090
 Distributions from capital gains            2.659          0.761          0.062          0.380         0.110               0.000
                                          ---------     ---------      ---------      ---------      --------          ----------
 Total Distributions                         2.941          1.051          0.366          0.520         0.400               0.090
                                          ---------     ---------      ---------      ---------      --------          ----------

Net Asset Value, End of Period             $ 12.24        $ 13.16       $  13.65       $  12.56       $ 12.50             $ 11.43
                                          =========     =========      =========      =========      ========          ==========
Total Return                                 20.41%          4.37%         11.73%          4.78%        12.99%              15.25%
Ratios/Supplemental Data:
 Net Assets, End of Period
    (000 omitted)                          $55,417        $67,818       $120,635       $106,088       $92,261             $95,440
 Ratio of expenses to average net
    assets#                                   0.31%          0.31%          0.31%          0.30%         0.30%               0.28%
 Ratio of net Investment Income to
    Average Net Assets#                       2.41%          2.30%          2.30%          1.96%         2.29%               2.81%
 Ratio of expenses without waivers
    and assumption of expenses to
    Average Net Assets#                       0.90%          0.95%          0.88%          0.80%         1.02%               1.13%
 Ratio of net Investment Income
    without waivers and assumption
    of expenses to Average Net
    Assets#                                   1.82%          1.66%          1.73%          1.46%         1.57%               1.96%
 Portfolio turnover rate                        45%            53%            33%             5%           14%                 19%

(1) Currently known as the Vista Equity Fund.

  * Commencement of operations.

  # Short periods have been annualized.

 ** In 1992, the Vista Large Cap Equity Fund's fiscal year-end was changed from June 30 to October 31.

                          Vista Small Cap Equity Fund

                                                                          December 20, 1994*
                                                                               through
                                                                           October 31, 1995
                                                                         --------------------
                                                                            Class A Shares
                                                                         --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                             $ 10.00
Income from Investment Operations:
 Net investment income                                                             0.060
 Net gains (losses) on Securities (both realized and unrealized)                   5.056
                                                                                 -------
 Total from Investment Operations:                                                 5.116
                                                                                 -------
Less Distributions:
 Dividends from net investment income                                              0.042
 Distributions from capital gains                                                  0.004
                                                                                 -------
 Total Distributions                                                               0.046
                                                                                 -------
Net Asset Value, End of Period                                                   $ 15.07
                                                                                 =======
Total Return (1)                                                                   51.25%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)                                         $43,739
 Ratio of expenses to average net assets#                                           1.51%
 Ratio of net Investment Income to Average Net Assets#                              0.52%
 Ratio of expenses without waivers and assumption of expenses to
   Average Net Assets#                                                             2.67%
 Ratio of net Investment Income without waivers and assumption of expenses
   to Average Net Assets#                                                         (0.64)%
 Portfolio turnover rate                                                             75%

  # Annualized.

  * Commencement of operations.

(1) Total rates of return are calculated before taking into account any sales load for Class A Shares.

                  The Hanover U.S. Government Securities Fund
           (For an Investor Share outstanding throughout each period)


                                                     Year Ended         Year Ended         Period Ended
                                                    November 30,       November 30,        November 30,
                                                        1995               1994                1993*
                                                    ------------       ------------        ------------
                                                      Investor           Investor           Investor
                                                       Shares             Shares              Shares
                                                    ------------       ------------        ------------
Net Asset Value, Beginning of Period                     $  9.23           $ 10.27              $ 10.00
Income from Investment Operations:
 Net investment income                                      0.56              0.50                 0.34
 Net gains on Securities (both
  realized and unrealized)                                  0.95             (0.94)                0.27
                                                    ------------       -----------         ------------
 Total from Investment Operations                           1.51             (0.44)                0.61
Less Distributions:
 Dividends from net investment income                      (0.56)            (0.50)               (0.34)
 Distributions from capital gains                             --             (0.10)                  --
                                                    ------------       -----------         ------------
Total Distributions                                        (0.56)            (0.60)               (0.34)
                                                    ------------       -----------         ------------
Net Asset Value, End of Period                           $ 10.18           $  9.23              $ 10.27
                                                    ============       ===========         ============
Total Return**                                             16.82%            (4.41)%               6.16%+
Ratios/Supplemental Data:
 Net Assets, End of Period (in thousands)                $83,304           $83,649              $86,089
 Ratio of Expenses to Average Net Assets++                  0.85%             0.85%                0.85%+++
 Ratio of net investment income to Average Net
  Assets                                                    5.78%             5.15%                4.26%+++
 Portfolio Turnover Rate                                  220.12%           134.29%               37.45%


  * The Hanover U.S. Government Securities Fund commenced operations on February 19, 1993.

 ** Until February 28, 1994, Investor Shares of The Hanover U.S. Government
    Securities Fund were sold subject to the imposition of a sales load, which is not reflected in the total return figures.

  + Total Return not annualized.


++ Ratios of expenses before effect of waivers were 1.11%, 1.04% and 1.04% (annualized), respectively.


+++ Annualized.

                        The Hanover American Value Fund

                                                                      Period Ended
                                                                      November 30,
                                                                          1995*
                                                                      ------------
                                                                        Investor
                                                                         Shares
                                                                      ------------
Net Asset Value, Beginning of Period                                     $10.00
Income from Investment Operations:
 Net investment income                                                     0.18
 Net gains on Securities (both realized and
  unrealized)                                                              2.00
                                                                        -------
 Total from Investment Operations                                          2.18
                                                                        -------
Less Distributions:
 Dividends from net investment income                                     (0.07)
 Distributions from capital gains                                            --
                                                                        -------
Total Distributions                                                       (0.07)
                                                                        -------
Net Asset Value, End of Period                                           $12.11
Total Return+                                                             21.80%
Ratios/Supplemental Data:
 Net Assets, End of Period (in thousands)                                $8,399
 Ratio of Expenses to Average Net Assets+++                                1.23%++
 Ratio of net investment income to Average Net Assets                      1.97%++
Portfolio Turnover Rate                                                   11.28%

*   The Hanover American Value Fund commenced operations on February 3, 1995.

+   Total Return not annualized.

++  Annualized.


+++ Ratio of expenses before effect of waivers was 2.03% (annualized).


C. MANAGEMENT OF THE PORTFOLIOS

                           Adviser and Sub-Advisers

   Chase acts as investment adviser to each existing Vista Portfolio and will act as investment adviser to each Vista Portfolio effective upon the Closing Date. Upon consummation of the Bank Merger, Chase's successor will continue to act as investment adviser to each Vista Portfolio. As used herein, the term "Adviser" means Chase (including its successor in the Bank Merger), in its capacity as investment adviser to the Vista Portfolios. Under the Investment Advisory Agreement between the Adviser and Vista with respect to each Vista Portfolio that will take effect as of the Closing Date, the Adviser will have responsibility for investment decisions for each Vista Portfolio. For its services under the Investment Advisory Agreement, the Adviser will receive an annual fee computed daily and paid monthly at an annual rate equal to .25% for the Vista Short Term Bond Fund, .30% for the Vista U.S. Government Securities Fund, .40% for the Vista Large Cap Equity Fund, .65% for the Vista Small Cap Equity Fund and .70% for the Vista American Value Fund.

   Effective upon the Closing Date, CAM will act as the sub-investment adviser to each Vista Portfolio, other than the Vista American Value Fund, pursuant to a separate Sub-Investment Advisory Agreement between CAM and Chase. Under the Sub-Investment Advisory Agreement, CAM will make investment decisions for, and be responsible for the day-to-day management of, each such portfolio. For its services under such Sub-Investment Advisory Agreement, CAM will be entitled to receive, with respect to each such Vista Portfolio, such compensation, payable by the Adviser out of its advisory fee, as shall be agreed to from time to time between the Adviser and CAM.

   Effective upon the Closing Date, VDH will act as the sub-investment adviser to the Vista American Value Fund pursuant to a separate Sub-Investment Advisory Agreement between Chase and VDH. Under the Sub-

Investment Advisory Agreement, VDH will make investment decisions for, and be responsible for the day-to-day management of, the Vista American Value Fund. For its services under such Sub-Investment Advisory Agreement, VDH will be entitled to receive such compensation, payable by the Adviser out of its advisory fee, as shall be agreed to from time to time between the Adviser and VDH.

   The Adviser, CAM and VDH may each, from time to time, voluntarily waive all or a portion of the fees payable to it under an Investment Advisory Agreement or a Sub-Investment Advisory Agreement, as the case may be.

   The Adviser is currently a wholly-owned subsidiary of CMC, a registered bank holding company, and is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Effective upon consummation of the Parent Merger, the Adviser will be a wholly-owned subsidiary of CBC, and CBC will be renamed "The Chase Manhattan Corporation." Upon consummation of the Bank Merger, the Adviser will continue to be a wholly-owned subsidiary of CBC. The Adviser's headquarters is currently located at One Chase Manhattan Plaza, New York, New York 10081. The Adviser, including its predecessor organizations, has over 100 years of money management experience. Also included among the Adviser's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

   CAM is a wholly-owned operating subsidiary of Chase, and upon consummation of the Bank Merger, will be a wholly-owned operating subsidiary of the Adviser. CAM is registered with the Commission as an investment adviser and was formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

   Linda Struble is responsible for the day-to-day management of the Vista Short Term Bond Fund for the Adviser and, effective upon consummation of the Reorganization, will continue to manage such Vista Portfolio for CAM. Ms. Struble is the manager of the Adviser's fixed income trading unit, and in such capacity she also manages fixed income assets for fiduciary accounts at the Chase Manhattan Regional Bank. Ms. Struble has 27 years of experience in banking and investment management, and began her financial career with Lincoln First Bank in 1968. Ms. Struble managed several of the Lincoln First Bank's Trinity mutual funds and joined Vista as a portfolio manager when the Trinity funds merged with Vista in 1993. In addition to her portfolio management duties, Ms. Struble is a contributor to several investment policy committees including the Chase Asset Management Investment Policy Committee, the Chase Regional Bank Investment Policy Committee and the Regional Bank Credit Policy Committee.

   Effective upon consummation of the Reorganization, John Schmucker will be responsible for the day-to-day management of the Vista U.S. Government Securities Fund for CAM. Mr. Schmucker currently manages The Hanover U.S. Government Securities Fund and is a Vice President and Senior Fixed Income Portfolio Manager at The Portfolio Group (the investment adviser for The Hanover U.S. Government Securities Fund). Prior to joining The Portfolio Group in 1992, Mr. Schmucker was the Chief Investment Officer of Chemical Bank's Official Institutions Group. Previously, he was a portfolio manager with Henry Kaufman & Company, Inc.

   Effective upon consummation of the Reorganization, Karen L. Shapiro will be responsible for the day-to-day management of the Vista Large Cap Equity Fund. Ms. Shapiro currently manages The Hanover Blue Chip Growth Fund and is a Vice President and Senior Portfolio Manager at The Portfolio Group (the investment adviser for The Hanover Blue Chip Growth Fund) and a member of its Investment Committee. Prior to joining The Portfolio Group in 1992, Ms. Shapiro was a Portfolio Manager in the Personal Investment Consulting Department at Manufacturers Hanover Trust Company.

   David Klassen and Jill Greenwald are responsible for the day-to-day management of the Vista Small Cap Equity Fund for the Adviser and, effective upon consummation of the Reorganization, will continue to co-manage such Vista Portfolio for CAM. Mr. Klassen joined the Vista management team in 1992 and was named head of Vista equity management in 1995. He also co-manages the Vista Capital Growth Fund and manages the Vista Growth and Income Fund. Prior to his association with Vista, Mr. Klassen held investment management positions at Dean Witter Reynolds, Inc. for 11 years. Ms. Greenwald joined Vista in 1992 and has concentrated on fundamental research for small-cap companies in numerous industries. Prior to joining Vista, Ms. Greenwald had management responsibility for a pool of small-cap equities at Prudential Equity Investors. Before her tenure at Prudential, Ms. Greenwald was an equity analyst and senior analyst at Fred Alger Management, Inc. for six years.

   VDH was organized in 1969. The firm is a general partnership which is equally owned by individuals who serve VDH in key professional capacities and CBC Holdings (California), a wholly-owned subsidiary of CBC. VDH provides a wide range of asset management services to individuals, corporations, private and charitable trusts, endowments, foundations and retirement funds. The principal business address of VDH is 800 North Brand Boulevard, Suite 300, Glendale, California 91203.

   Richard D. Trautwein serves as executive Vice President at VDH and, effective upon the Closing Date, will be primarily responsible for the day-to-day management of the Vista American Value Fund's portfolio. Mr. Trautwein joined VDH in 1972, heads the firm's portfolio strategy group and is a member of the firm's investment policy committee. He has been primarily responsible for day-to-day management of The Hanover American Value Fund since its inception.

   Certain Relationships and Activities. Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Vista Portfolios, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Vista Distributor or affiliates of the Vista Distributor. The Adviser will not invest any Vista Portfolio assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which the Adviser or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased on behalf of any Vista Portfolio. The Adviser has informed Vista that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of the Adviser or in the possession of any affiliate of the Adviser, including the division of Chase that performs services for Vista as Custodian. Shareholders of the Vista Portfolios should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholders and their accounts.

                                Administrator

   Pursuant to an Administration Agreement (the "Administration Agreement"), Chase serves as administrator of Vista (in such capacity, the "Administrator"). The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents, preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations excluding those of the securities laws of the various states; preparing financial statements; arranging for the maintenance of books and records; and providing office facilities necessary to carry out the duties thereunder. The Administrator is entitled to receive from each existing Vista Portfolio, and will be entitled to receive from each Vista Portfolio effective upon the Closing Date, a fee computed daily and paid monthly at an annual rate equal to .10% of such Vista Portfolio's average daily net assets. However, the Administrator may, from time to time, voluntarily waive all or a portion of its fees payable under the Administration Agreement. The Administrator, pursuant to the terms of the Administration Agreement, shall not have any responsibility or authority for each Vista Portfolio's investments, the determination of investment policy, or for any matter pertaining to the distribution of Vista Portfolio shares.

   Regulatory Matters. Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but do not prohibit such a bank holding company or affiliate from acting as investment adviser, administrator, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. Chemical, Chase, Hanover and Vista believe that Chase, CAM, VDH, or any other affiliate of Chemical or Chase, may perform the investment advisory, administrative, custody and transfer agency services for Vista, as the case may be, described in this Prospectus/Proxy Statement, and that Chase, CAM, VDH or any other affiliate of Chemical or Chase, subject to such banking laws and regulations, may perform the shareholder services contemplated by this Prospectus/Proxy Statement, without violation of such banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent Chase, CAM, VDH or any other affiliate of Chemical or Chase from continuing to perform investment advisory, administrative or custody services for Vista, as the case may be, or require Chase, VDH or any other affiliate of Chemical or Chase to alter or discontinue the services provided by it to shareholders of Vista Portfolios.

   If Chase, CAM, VDH or any other affiliate of Chemical or Chase were prohibited from performing investment advisory, administrative, custody or transfer agency services for Vista, as the case may be, it is expected that the Vista Board would recommend to Vista's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Vista Board. If Chase, CAM, VDH or any other affiliate of Chemical or Chase were required to discontinue all or part of its shareholder servicing activities, its customers would be permitted to remain the beneficial owners of Trust shares and alternative means for continuing the servicing of such customers would be sought.
Vista does not anticipate that investors would suffer any adverse financial consequences as a result of these occurrences.

   In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state laws.

D. PURCHASES AND REDEMPTIONS OF SHARES

                                  Purchases

   Institutional Shares of the Vista U.S. Government Securities Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund and Shares of the Vista American Value Fund. The Institutional Shares of the Vista U.S. Government Securities Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund and the shares of the Vista American Value Fund are continuously offered for sale without a sales load at the net asset value next determined through the Vista Distributor after an order is received and accepted by a Shareholder Servicing Agent if it is transmitted by the Vista Distributor prior to 4:00 p.m., Eastern time, on any business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). (See "Other Information Concerning Shares of Vista--Net Asset Value.") Shares of these Vista Portfolios are offered exclusively to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with Vista) or to customers of brokers or certain financial institutions which have entered into Shareholder Servicing Agreements with the Vista Distributor. An investor may purchase Shares of the Vista Portfolios by authorizing his or her Shareholder Servicing Agent, broker or financial institution to purchase such shares on his behalf through the Vista Distributor, which the Shareholder Servicing Agent, broker or financial institution must do promptly.

  Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund. Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund are sold to investors subject to an initial sales charge, and may be purchased through Shareholder Servicing Agents and through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Vista Distributor, at the public offering price which is computed once daily as of 4:00 p.m., Eastern time, on any Fund Business Day. (See "Other Information Concerning Shares of Vista--Net Asset Value.") The public offering price of Class A Shares is the next determined net asset value, plus the applicable initial sales charge. Orders received by Dealers prior to 4:00 p.m. are confirmed at the offering price effective at such time, provided the order is received by the Transfer Agent prior to its close of business.

  The Vista Small Cap Equity Fund also offers Class B shares in addition to its Class A Shares. The principal difference between these share classes is that the Class A Shares are subject to a front-end sales charge, as described above, while the Class B shares are offered for sale at net asset value without the imposition of a front-end sales charge, but are subject to a contingent deferred sales charge upon certain redemptions. In addition, the ongoing distribution fees payable by the Class B shares are higher than those payable by the Class A Shares and the Class B Shares bear a shareholder servicing fee. Investors may call Vista at 1-800-34-VISTA to obtain additional information concerning the Class B Shares.

   General. Shareholder Servicing Agents may offer services to their customers, including specialized procedures for the purchase and redemption of Shares of the Vista Portfolios, such as pre-authorized or systematic pur-chase and redemption programs and "sweep" checking programs. Each
Shareholder Servicing Agent may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, transaction fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the yield on the investment of customers of that Shareholder Servicing Agent. Conversely, certain Shareholder Servicing Agents may (although they are not required by Vista to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding the fees for their services as Shareholder Servicing Agents if they receive such fees (see "Shareholder Servicing Agents, Transfer Agent and Custodian-Shareholder Servicing Agents"), which will have the effect of increasing the yield on the investment of customers of that Shareholder Servicing Agent. Shareholder Servicing Agents may also increase or reduce the minimum dollar amount required to invest in a Vista Portfolio and waive any applicable holding periods.

   Orders for shares received and accepted prior to 4:00 p.m. will be entitled to all dividends declared on such day. All share purchases must be paid for in U.S. dollars, and checks must be drawn on U.S. banks. In the event a check used to pay for shares purchased is not honored by the bank on which it is drawn, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by Vista or its agents. Dealers and Shareholder Servicing Agents are responsible for forwarding orders for the purchase of shares on a timely basis.

   Vista reserves the right to cease offering its shares for sale at any time, to reject any order for the purchase of shares and to cease offering any services provided by a Shareholder Servicing Agent. Shares of the Vista Portfolios will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders, except that Vista Short Term Bond Fund and Vista Small Cap Equity Fund Class A Share certificates will be issued upon request.

   The minimum initial purchase for Institutional Shares of the Vista Portfolios is $1,000,000, and shareholders must maintain a minimum balance in Institutional Shares of the Vista Portfolios of $1,000,000 at all times. The minimum initial purchase for individuals for Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund and for Shares of the Vista American Value Fund is $2,500. These minimums will be waived for Hanover Portfolio shareholders that receive Vista Portfolio shares in connection with the Reorganization. In contrast, the Hanover Portfolios do not have a minimum purchase amount.

   Systematic Investment Plan. A shareholder may establish a monthly investment plan by which investments are automatically made to his/her Vista account through Automatic Clearing House (ACH) deductions from a checking account. The minimum monthly investment through this plan is $100. Shareholders may choose either to have these investments made during the first or third week each month. Please note that your initial ACH transactions may take up to 10 days from the receipt of your request to be established.

   Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin a Systematic Investment Plan at any time by sending a signed letter with signature guarantee to the Vista Service Center, P.O. Box 419392, Kansas City, MO 64141-6392. This letter should contain your Vista account number, the desired amount and cycle of the systematic investment, and must include a voided check from the checking account for which debits are to be made. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of the national securities exchange. Please note that a notary public cannot provide signature guarantees.

                    Initial Sales Charges--Class A Shares
   Vista Short Term Bond Fund. The public offering price of Class A Shares of the Vista Short Term Bond Fund is the next determined net asset value, plus any applicable initial sales charge, which will vary with the size of the purchase as shown in the following table:

                                Sales Charge
                           ----------------------
                                          % of         Concession
                             % of          Net         to Dealers
                           Offering      Amount           % of
  Amount of Purchase         Price      Invested     Offering Price
-----------------------    ---------    ---------    --------------
Less than $100,000           1.50         1.52            1.00
$100,000 to $249,999         1.00         1.00            0.50
$250,000 to $499,999         0.50         0.50            0.25
$500,000 to $999,999         0.25          .25            0.25
$1,000,000 and over            --           --              --

   Vista Small Cap Equity Fund. The public offering price of Class A Shares of the Vista Small Cap Equity Fund is the next determined net asset value, plus any applicable initial sales charge, which will vary with the size of the purchase as shown in the following table:

                                      Sales Charge
                               --------------------------
                                                               Concession
                                                  % of         to Dealers
                                   % of           Net             % of
                                 Offering        Amount         Offering
  Amount of Purchase               Price        Invested          Price
 ---------------------------   -----------    -----------    ---------------
Less than $100,000                 4.75           4.98            4.00
$100,000 to $249,999               3.75           3.90            3.25
$250,000 to $499,999               2.50           2.56            2.25
$500,000 to $999,999               2.00           2.04            1.75
$1,000,000 to $2,499,999             --             --            1.00
$2,500,000 to $9,999,999             --             --            0.75
$10,000,000 to $49,999,999           --             --            0.50
$50,000,000 and over                 --             --            0.20

   The initial sales charge on Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund varies with the size of the purchase as shown in the tables above. The reduced charges apply to the aggregate of purchases of Class A Shares made at one time by "any person," which term includes, among others, an individual, spouse and children under the age of 21, or a Trustee or other fiduciary of a Trust estate or fiduciary account. The Vista Distributor may compensate Dealers for sales of $1,000,000 or more from its own resources and/or the Rule 12b-1 distribution plan applicable to Class A Shares.

   Upon notice to Dealers with whom it has sales agreements, Vista Distributor may reallow up to the full applicable initial sales charge on Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund and such Dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended, during such periods. For a three-year period concluding July 19, 1996 for activities in maintaining and servicing accounts of customers invested in the Vista Small Cap Equity Fund, Associated Securities Corp. ("Associated Securities") may receive payments from Chase based, in part, on the amount of the aggregate asset values of the Vista Small Cap Equity Fund (and other Vista funds) in the accounts of shareholders attributable to Associated Securities and the length of time such assets are in such accounts.

   In addition, under an arrangement between Associated Securities and the Vista Distributor, Associated Securities will be entitled to receive either 50% or 70% of the difference between the total front-end sales load and that portion paid to selling group member broker-dealers.

   The Vista Distributor may, from time to time, provide promotional incentives to certain Dealers whose representatives have sold or are expected to sell significant amounts of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund or other portfolios of Vista. At various times the Vista Distributor may implement programs under which a Dealer's sales force may be eligible to win cash awards for certain sales efforts or under which the Vista Distributor will reallow an amount not exceeding the total applicable initial sales charges on the sales of Class A Shares generated by the Dealer during such programs to any Dealer that sponsors sales contests or recognition programs conforming to criteria established by the Vista Distributor or participates in sales programs sponsored by the Vista Distributor. The Vista Distributor may provide marketing services to Dealers with whom it has sales agreements, consisting of written informational material relating to sales incentive campaigns conducted by such Dealers for their representatives.

        Purchases of Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund at Net Asset Value

Shareholders As of November 30, 1990

  Shareholders of record of any portfolio of Vista as of November 30, 1990, may purchase Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund at Net Asset Value without an initial sales charge for as long as they continue to own Class A Shares of any portfolio of Vista, provided there is no change in account registration. However, once a shareholder closes his or her account by redeeming all shares, he or she will lose this privilege after 30 days. This provision applies to accounts registered in the name of the shareholder and his or her spouse and children under 21 and for IRAs in their names.

Shareholders of Certain Hanover Portfolios

   Holders of Investor Shares of The Hanover Short Term U.S. Government Fund and The Hanover Small Capitalization Growth Fund at the time of the consummation of the Reorganization may thereafter purchase Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, respectively, at Net Asset Value without an initial sales charge for as long as they continue to own Class A Shares of the Vista Short Term Bond Fund or the Vista Small Cap Equity Fund, respectively, provided there is no change in account registration. However, once a shareholder closes his or her account by redeeming all shares, he or she will lose this privilege after 30 days. This provision applies to accounts registered in the name of the shareholder and his or her spouse and children under 21 and for IRAs in their names.

Shareholders Who Are Eligible Persons

   There is no initial sales charge on Class A Shares purchased by the following "Eligible Persons": (a) Active or retired Trustees, Directors, officers, partners or employees (including their spouses, children, siblings and parents) of the Adviser, Vista Distributor, Vista's Transfer Agent or any affiliates or subsidiaries thereof; (b) employees (including their spouses and children under 21) of Dealers having a selected dealer agreement with the Vista Distributor; or (c) any qualified retirement plan or IRA established for the benefit of a person in (a) or (b).

Qualified and Other Retirement Plans

   No initial sales charge will apply to the purchase of Class A Shares by:
An investor seeking to invest the proceeds of a qualified retirement plan, where a portion of the plan was invested in Vista; any qualified retirement plan with 50 or more participants; or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which the Adviser serves as Trustee or custodian of the plan or manages some portion of the plan's assets.

Purchases Through Investment Advisers, Brokers or Financial Planners

   Purchases of Class A Shares may be made with no initial sales charge applied through an investment adviser, broker, or financial planner who charges a fee for their services. Purchases of Class A Shares may be made with no initial sales charge by an investment adviser, broker or financial planner, provided such purchases are preapproved and are placed through an omnibus account with Vista.

Purchases Through a Bank As Fiduciary

   Purchases of Class A Shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary (i.e., exercises investment authority with respect to such accounts), provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to Vista, the Vista Distributor or the Transfer Agent.

   Vista reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

               Reduced Initial Sales Charges on Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund

  Cumulative Quantity Discount. Class A Shares may be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of any shares acquired and still held in the Vista Short Term Bond Fund or the Vista Small Cap Equity Fund, respectively, or any other Vista portfolio, including any Vista-affiliated money market portfolio acquired by exchange for which a sales charge had been incurred and (b) applying the initial sales charge applicable to such aggregate dollar value. The privilege of the cumulative quantity discount is subject to modification or discontinuance at any time with respect to all Class A Shares purchased thereafter. Group Purchases. An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A Shares at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A Shares of the related portfolio previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated above under "Cumulative Quantity Discount." For example, if members of the group had previously invested and still held $90,000 of Class A Shares of the Vista Small Cap Equity Fund and now were investing $15,000, the initial sales charge would be 3.75%. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

   A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A Shares at a discount and (iii) satisfies uniform criteria which enables the Vista Distributor to realize economies of scale in its costs of distributing Class A Shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of Vista and the members, must agree to include sales and other materials related to Vista in its publications and mailings to members at reduced or no cost to the Vista Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments of Vista. This privilege is subject to modification or discontinuance at any time with respect to all Class A Shares purchased thereafter.

   Statement of Intention. Investors in Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund may also qualify for reduced sales charges by signing a Statement of Intention (a "Statement"). This enables the investor to aggregate purchases of Class A Shares in the related portfolio with purchases of Class A Shares of any other portfolio of Vista (or if a portfolio has only one class, shares of such portfolio), including shares of any Vista-affiliated money market portfolio, acquired by exchange, during a 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A Shares or other qualifying shares of these portfolios currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or the Vista Distributor whenever a purchase is being made pursuant to a Statement.

   The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A Shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   Reinstatement Privilege. Class A shareholders of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund have a one time privilege of reinstating their investment in the applicable portfolio, subject to the terms of exchange (see "Exchange Privilege") at net asset value next determined. A written request for reinstatement must be received by the Transfer Agent within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

                                 Redemptions

  A shareholder may redeem all or any portion of the Shares in his account on any Fund Business Day at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to his Shareholder Servicing Agent (in the case of Class A Shares of the Vista Short Term Bond Fund, the request may also be made to the shareholder's Dealer, and in the case of Class A Shares of the Vista Small Cap Equity Fund, such request must be made to the shareholder's Dealer) and transmitted by it to and received by Vista's Transfer Agent. Therefore, redemptions will be effected on the same day the redemption order is received only if such order is received prior to 4:00 p.m., Eastern time, on any Fund Business Day. The proceeds of a redemption normally will be paid on the next Fund Business Day after the redemption is effected, but in any event within seven days. The forwarding of proceeds from redemption of shares which were recently purchased by check may be delayed up to 15 days. A shareholder who is a customer of a Shareholder Servicing Agent, or, in the case of Class A Shares of the Vista Short Term U.S. Government Fund and the Vista Small Cap Equity Fund, a Dealer, may redeem his shares by authorizing his Shareholder Servicing Agent, his Dealer (if applicable), their respective agents, or, except in the case of Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, the Transfer Agent, to redeem such shares. The signature of both shareholders may be required for written redemption requests (other than those by check) from a joint account. In addition, a redemption request may be deferred for up to 15 calendar days if the Transfer Agent has been notified of a change in either the address or the bank account registration previously listed in Vista's records.

   The value of Shares of a Vista Portfolio redeemed may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned his shares. Redemptions of shares are taxable events on which the shareholder may recognize a gain or loss. Although Vista generally retains the right to pay the redemption price of shares in kind with securities (instead of cash), Vista has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in the rule (approximately $250,000).

   The payment of redemption requests may be wired directly to a previously designated domestic commercial bank account or mailed to the shareholder's address of record. However, all telephone redemption requests in excess of $25,000 will be wired directly to such previously designated bank account, for the protection of shareholders. Normally, redemption payments will be transmitted on the next business day following receipt of the request (provided it is made prior to 4:00 p.m., Eastern time, on any day redemptions may be made). Redemption payments requested by telephone may not be available in a previously deposited bank account for up to four days. For telephone redemptions, call the Vista Service Center at 1-800-34-VISTA.

   The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

   If a redeeming shareholder of the Vista Small Cap Equity Fund owns both Class A and Class B Shares of such portfolio (the Class B Shares are subject to a contingent deferred sales charge upon certain redemptions), unless the shareholder specifically requests otherwise, the Class A Shares will be redeemed before any Class B Shares.

   Automatic Redemption Plan. A shareholder owning $10,000 or more of the Shares of a Vista Portfolio as determined by the then current net asset value may provide for the payment monthly or quarterly of any requested dollar amount (subject to limits) from his account to his order. A sufficient number of full and fractional shares will be redeemed so that the designated payment is received on approximately the 1st day of the month following the end of the selected payment period.

   Redemption of Accounts of Less than $500. Vista may involuntarily redeem the shares of any shareholder, if at such time, the aggregate net asset value of the shares in such shareholder's account is less than $500. In the event of any such redemption, a shareholder will receive at least 60 days' notice prior to the redemption.

                             Exchange Privileges


  Shareholders of Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund may exchange, at respective net asset value, Class A Shares for Class A Shares of the other Vista portfolios which have a similar class of shares, in accordance with the terms of the then current prospectus of the portfolio being acquired. No initial sales charge is imposed on the Class A shares being acquired through an exchange, except that to the extent that a shareholder paid a lower initial sales charge for the shares being tendered for exchange than the sales charge that was applicable, at the time the exchanged shares were purchased, to the shares being acquired in the exchange, then the shareholder will be charged the difference as a sales charge upon such exchange. Class A Shares may only be exchanged into the same class of another Vista portfolio and only if the account registrations are identical.

   With respect to exchanges from any Vista-affiliated money market portfolio, shareholders must have acquired their shares in such money market portfolio by exchange from one of the other portfolios in Vista, or any exchange directly from one of such money market portfolios will be done at relative net asset value plus the appropriate sales charge.

   The Prospectus relating to the portfolio shares being acquired in an exchange should be reviewed before effecting any exchange and retained for future reference. You should note that any such exchange, which may only be made in states where shares of the other portfolios are qualified for sale, may create a gain or loss to be recognized for federal income tax purposes. Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain preauthorizations or indemnifications are accepted and on file. The exchange privilege may be modified or discontinued at any time without notice.

   Market Timing. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and other circumstances where the Vista Board or relevant investment adviser believes doing so would be in the best interest of a Vista Portfolio, Vista reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Vista Portfolio in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange.

                                   General

   The Vista Portfolios have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. Vista's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus/Proxy Statement are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. To provide evidence of telephone instructions, the Transfer Agent will record telephone conversations with shareholders. Vista will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event Vista does not employ such reasonable procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

   Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, Vista or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of Vista and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the share-holder's latest account application or as otherwise properly specified to Vista in writing. Shareholders agree to release and hold harmless Vista, the Adviser, the Administrator, any Shareholder Servicing Agent or sub-agent and broker-dealer, and the officers, directors, employees and agents thereof against any claim, liability, loss, damage and expense for any act or failure to act in connection with Vista shares, any related investment account, any privileges or services selected in connection with such investment account, or any written or oral instructions or requests with respect thereto, or any written or oral instructions or requests from someone claiming to be a shareholder if Vista or any of the above-described parties follow instructions which they reasonably believe to be genuine and act in good faith by complying with the procedures that have been established for fund accounts and services.

  Shareholders purchasing their shares through a Shareholder Servicing Agent may not assign, transfer or pledge any rights or interest in any Vista Portfolio shares or any investment account established with a Shareholder Servicing
Agent to any other person without the prior written consent of such Shareholder Servicing Agent, and any attempted assignment, transfer or pledge without such consent may be disregarded.

   Vista may require signature guarantees for changes that shareholders request be made in Vista records with respect to their accounts, including but not limited to, changes in the bank account specified in the Bank Account Registration, or for any written requests for additional account services made after a shareholder has submitted an initial account application to Vista. Vista may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect.

E. TAX MATTERS

   The following discussion is addressed primarily to noncorporate investors and is for general information only. A prospective investor including a corporate investor should also review the more detailed discussion of federal income tax considerations relevant to each Vista Portfolio that is contained in the Vista Equity/Bond SAI, the Vista U.S. Government SAI, the Vista Small Cap SAI and the Vista American Value SAI. In addition, each prospective investor should consult with his own tax advisers as to the tax consequences of an investment in the Vista Portfolios, including the status of distributions from a Vista Portfolio in his or her own state and locality.

   Vista intends to qualify each Vista Portfolio each year and elect that each Vista Portfolio be treated as a separate "regulated investment company" under Subchapter M of the Code. If a Vista Portfolio qualifies as a "regulated investment company" and all of its taxable income, if any, is distributed to its shareholders in accordance with the timing requirements imposed by the Code, it will not be subject to federal income tax on the amounts so distributed. If for any taxable year a Vista Portfolio does not qualify for the treatment as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions will be taxable to shareholders to the extent of each Vista Portfolio's current and accumulated earnings and profits.

   Vista is organized as a Massachusetts business trust and, under current law, Vista is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each Vista Portfolio (and each other series of Vista) qualifies as a regulated investment company under the Code.

   Distributions by a Vista Portfolio of its taxable ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes. A portion of the ordinary income dividends paid by each Vista Portfolio with respect to a year (which cannot exceed the aggregate amount of its share of qualifying dividends received by such Vista Portfolio from domestic corporations during the year) may qualify for the 70% dividends-received deduction for corporate shareholders, but any such dividends-received deduction will not be allowed in computing a corporate shareholder's adjusted current earnings, upon which is based a corporate preference item which may be subject to an alternative minimum tax or to the environmental superfund tax. Distributions by each Vista Portfolio of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares. Ordinary income dividends and capital gain dividends from each Vista Portfolio may also be subject to state and local taxes.

   Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those investors purchasing shares just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

  Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Vista Portfolio. In general, distributions by a Vista Portfolio are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by a Vista Portfolio and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the calendar year, including any portions which constitute ordinary income dividends, capital gains dividends and exempt interest dividends will be sent to each shareholder of a Vista Portfolio promptly after the end of each calendar year.

  Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of a Vista Portfolio may be disallowed if other shares of such portfolio are purchased within 30 days before or after such disposition.

   Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by a Vista Portfolio. Generally, shareholders are subject to backup withholding if they have not provided a Vista Portfolio with a correct taxpayer identification number and certain required certifications.

F. OTHER INFORMATION CONCERNING SHARES OF VISTA

                               Net Asset Value

   The net asset value of each class of each Vista Portfolio is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m.), on each Fund Business Day, by dividing the net assets of the portfolio attributable to such class by the total number of the portfolio's outstanding shares of such class. Values of assets held by a Vista Portfolio (i.e., the value of its investment in such portfolio and in other assets) are determined on the basis of their market or other fair value, as described in the Vista Equity/Bond SAI, the Vista U.S. Government SAI, the Vista Small Cap SAI and the Vista American Value SAI. A share's net asset value is effective for orders received by a Shareholder Servicing Agent (or Dealer, if applicable) prior to its calculation and received by the Vista Distributor prior to the close of business, usually 4:00 p.m., Eastern time, on the Fund Business Day on which such net asset value is determined.

   The net asset values per share of each class of a Vista Portfolio may differ slightly due to differing class-specific expenses, and are calculated separately.

             Net Income, Dividends and Capital Gain Distributions

   Substantially all of the available net investment income of the Vista Short Term Bond Fund and the Vista U.S. Government Securities Fund is declared daily and paid monthly as a dividend to the respective shareholders. Substantially all of the available net investment income of the Vista Large Cap Equity Fund is paid to shareholders quarterly (in the months of March, June, September and December) and substantially all of the available net investment income of the Vista Small Cap Equity Fund and the Vista American Value Fund is paid annually to the respective shareholders. Each Vista Portfolio will distribute its net realized short-term and long-term capital gains, if any, to its shareholders at least annually. Each Vista Portfolio's net investment income consists of the interest income earned on its portfolio, less expenses. Dividends paid on each class of a Vista Portfolio's shares are calculated at the same time.

   Each Vista Portfolio intends to make additional distributions to the extent necessary to avoid application of the 4% nondeductible excise tax on certain undistributed income and net capital gains of mutual funds imposed by
Section 4982 of the Code.

   Subject to the policies of the shareholder's Shareholder Servicing Agent, a shareholder may elect to receive dividends and capital gains distributions from a Vista Portfolio in either cash or additional shares of the same class (if applicable).

                   Distribution Plans and Distribution and
                         Sub-Administration Agreement

   The Vista Board has adopted the Vista Distribution Plans applicable to the Shares of the Vista American Value Fund and the Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund in accordance with Rule 12b-1 under the 1940 Act, and, effective upon the Closing Date, a Vista Distribution Plan will be in effect for such Shares of the Vista Portfolios. The Vista Board has concluded that there is a reasonable likelihood that the Vista Distribution Plans will benefit such Vista Portfolios and their shareholders. Effective upon consummation of the Reorganization, the Institutional Shares of the Vista U.S. Government Securities Fund, the Vista Large Cap Equity Fund and the Vista Small Cap Equity Fund will not be subject to a Rule 12b-1 plan and will therefore not be subject to any related distribution fees.

   The Vista Distribution Plans applicable to Class A Shares of the Vista Short Term Bond Fund, Class A Shares of the Vista Small Cap Equity Fund and shares of the Vista American Value Fund, as in effect upon consummation of the Reorganization, will provide that the applicable shares of each such Vista Portfolio may pay distribution fees (the "Distribution Fee"), including payments to the Vista Distributor, at an annual rate not to exceed .25% of such shares' average daily net assets for distribution services. The Vista Distributor may use all or a portion of such Distribution Fee to pay for the expenses of printing prospectuses and reports used for sales purposes, expenses related to the preparation and printing of sales literature and other such distribution-related expenses. The Distribution Fee is not directly tied to the Vista Distributor's expenses, therefore the amount of the Distribution Fee paid by the Class A Shares of the Vista Short Term Bond Fund, the Class A Shares of the Vista Small Cap Equity Fund and the shares of the Vista American Value Fund during any year may be more or less than actual expenses incurred pursuant to the applicable Vista Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements, by which a distributor's compensation is directly linked to its expenses). The Vista Short Term Bond Fund (with respect to its Class A Shares), the Vista Small Cap Equity Fund (with respect to its Class A Shares) and the Vista American Value Fund are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each class of shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund is entitled to exclusive voting rights with respect to matters concerning its respective Vista Distribution Plan (if any).

   The Distribution and Sub-Administration Agreement (the "Distribution Agreement") provides that the Vista Distributor acts as the principal underwriter of shares of each existing Vista Portfolio and will act in such capacity for each Vista Portfolio effective upon the Closing Date. Under the Distribution Agreement, the Vista Distributor bears the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Vista Distribution
Plans. In addition, the Vista Distributor provides certain sub-administration services, including providing officers, clerical staff and office space. The Vista Distributor receives a fee for sub-administration from each Vista Portfolio at an annual rate equal to 0.05% of such portfolio's average daily net assets, on an annualized basis for Vista's then-current fiscal year. Other funds which have investment objectives similar to those of the Vista Portfolios, but which do not pay some or all of such fees from their assets, may offer a higher return, although investors would, in some cases, be required to pay a sales charge or a redemption fee.

   The Vista Distributor has agreed to use a portion of its distribution and sub-administration fee to pay for certain expenses of Vista incurred in connection with organizing new series of Vista and certain other ongoing expenses of Vista. The Vista Distributor may, from time to time, waive all or a portion of the fees payable to it under the Distribution Agreement.

                                   Expenses
   Each of the Vista Portfolios intends to pay all of its pro rata share of Vista's expenses, including the compensation of the Trustees; all fees under the Vista Distribution Plan(s) for that Vista Portfolio (see "Distribution Plans and Distribution and Sub-Administration Agreement"); governmental fees; interest charges; taxes; membership dues in the Investment Company Institute; fees and expenses of independent accountants, of legal counsel and of any transfer agent and dividend disbursing agent; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectus, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions;
expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of Vista's Custodian, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of such portfolio; expenses of shareholder meetings; and the advisory fee payable by it to the Adviser under the Investment Advisory Agreement, the administrative fee payable to the Administrator under the Administration Agreement and the sub-administration fee payable to the Vista Distributor under the Distribution Agreement. Expenses relating to the issuance, registration and qualification of shares of a Vista Portfolio and the preparation, printing and mailing of prospectuses for such purposes are borne by such portfolio except that the Distribution Agreement requires the Vista Distributor to pay for prospectuses which are to be used for sales to prospective investors.

   With respect to the Vista Portfolios that offer multiple classes of shares, each class thereof will pay those expenses allocable to the class, including: distribution fees, shareholder servicing fees and expenses; expenses of preparing, printing and mailing prospectuses, reports, notices, and proxy statements to shareholders and government offices or agencies; expenses of shareholder meetings; expenses relating to the registration and qualification of shares of the particular class and the preparation, printing and mailing of prospectuses for such purposes (except that the Distribution Agreement requires the Vista Distributor to pay for prospectuses which are to be used for sales to prospective investors).

             Description of Shares, Voting Rights and Liabilities


   Vista is an open-end management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987.

   Vista has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of Vista which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of Vista to be fair and equitable. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that trust shares held in the treasury of Vista shall not be voted. Shares of each series or class generally vote separately, for example to approve an investment advisory agreement or distribution plan, but shares of all series and classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants.

   The categories of investors that are eligible to purchase shares may be different for each class of a Vista Portfolio's shares. In addition, classes of Vista Portfolio shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which may affect the relative performance of the different classes of a Vista Portfolio's shares. Investors may call Vista at 1-800-34-VISTA to obtain additional information about the classes of shares of the Vista Portfolios that are offered. Any person entitled to receive compensation for selling or servicing shares of a Vista Portfolio may receive different levels of compensation with respect to one class of shares of such Vista Portfolio over another.

   Vista is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class or of all series and classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. A Trustee of Vista may in accordance with certain rules of the Commission be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to Vista's Custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Vista Board will promptly call a meeting of shareholders to remove a Trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares of Vista. Finally, the Vista Board shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request. Vista's Declaration of Trust provides that, at any meeting of shareholders, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of the same series otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shareholders of each series or class would be entitled to share pro rata in the net assets of that series or class available for distribution to shareholders upon liquidation of that series or class.

   Vista is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and Vista itself is unable to meet its obligations.

G. SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

                         Shareholder Servicing Agents

   The shareholder servicing agreement with each Shareholder Servicing Agent for Vista provides that such Shareholder Servicing Agent will, as agent for its customers, perform various services, including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for each Vista Portfolio or class of shares as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to a Vista Portfolio or class of shares; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of each Vista Portfolio or class of shares, proxy statements, annual reports, updated prospectuses and other communications to shareholders; receive, tabulate and transmit to the Vista Portfolios proxies executed by shareholders with respect to meetings of shareholders of each Vista Portfolio or class of shares; vote the outstanding shares of each Vista Portfolio or class of shares whose shareholders do not transmit executed proxies or attend shareholder meetings in the same proportion as the votes cast by other shareholders of such Vista Portfolio or class represented at the shareholder meeting as to which such Shareholder Servicing Agent is the agent of record and provide such other related services as the Vista Portfolios or a shareholder may request. For performing these services, each Shareholder Servicing Agent will be entitled to receive, effective upon the Closing Date, an annual fee of up to .25% of the average daily net assets represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may, from time to time, voluntarily waive a portion of the fees payable to it. In addition, Chase may provide other related services to Vista for which it may receive compensation. There are no shareholder servicing agreements in effect with respect to the Class A Shares of the Vista Small Cap Equity Fund, and such shares therefore bear no shareholder servicing fees.

   The Shareholder Servicing Agent, and its affiliates, agents and representatives acting as Shareholder Servicing Agents, may establish custodial investment accounts ("Accounts"), known as Chase Investment Accounts or by any other name designated by a Shareholder Servicing Agent. Through such Accounts, customers can purchase, exchange and redeem Vista Portfolio shares, receive dividends and distributions on Vista Portfolio investments, and take advantage of any services related to an Account offered by such Shareholder Servicing Agent from time to time. All Accounts and any related privileges or services shall be governed by the laws of the State of New York, without regard to its conflicts of laws provisions.

   The Glass-Steagall Act and other applicable laws generally prohibit federally chartered or supervised banks from publicly underwriting or distributing certain securities such as each Vista Portfolio's shares. Vista, on behalf of the Vista Portfolios, will engage banks, including Chase and its affiliates, as Shareholder Servicing Agents only to perform advisory, custodian, administrative and shareholder servicing functions as described above. While the matter is not free from doubt, the management of Vista believes that such laws should not preclude a bank, including a bank which acts as investment adviser, custodian or administrator, or in all such capacities for Vista, from acting as a Shareholder Servicing Agent. However, possible future changes in federal law or administrative or judicial interpretations of current or future law, could prevent a bank from continuing to perform all or a part of its servicing activities. If that occurred, the bank's shareholder clients would be permitted to remain as shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of each Vista Portfolio might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. Vista does not expect that shareholders would suffer any adverse financial consequences as a result of these occurrences.

                          Transfer Agent and Custodian

   DST Systems, Inc. ("DST") acts as transfer agent and dividend disbursing agent (the "Transfer Agent") for Vista. In this capacity, DST maintains the account records of all shareholders in the existing Vista Portfolios and will maintain such records for each Vista Portfolio effective upon the Closing Date, including statement preparation and mailing. DST also is responsible for disbursing dividend distributions to shareholders. From time to time, DST and/or the Vista Portfolios may contract with other entities to perform certain services for the Transfer Agent. For its services as Transfer Agent, DST receives such compensation as is from time to time agreed upon by Vista and DST. DST's address is 127 W. 10th Street, Kansas City, MO 64105.

   Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each existing Vista Portfolio, and will act as the custodian for each Vista Portfolio effective upon the Closing Date. For its services as Custodian, Chase receives compensation as is from time to time agreed upon by Vista and Chase. The Custodian's responsibilities include safeguarding and controlling each Vista Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Vista Portfolio's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of each Vista Portfolio. Portfolio securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. The internal division of Chase which serves as Vista's Custodian does not determine the investment policies of the Vista Portfolios or decide which securities will be bought or sold on behalf of the Vista Portfolios or otherwise have access to or share material inside information with the internal division that performs advisory services for the Vista Portfolios.

                        Tax Sheltered Retirement Plans

   Shares of the Vista Portfolios are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, Profit-Sharing, and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations, and 403(b) Retirement Plans. Call or write the Transfer Agent for more information.

H. YIELD AND PERFORMANCE INFORMATION

   From time to time, each Vista Portfolio may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on historical earnings, it should not be considered as an indication or representation of the performance of any Vista Portfolio, or class thereof, in the future. From time to time, the performance and yield of the Vista Portfolios, and classes thereof, may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Vista Portfolio or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Vista Portfolio or its classes. Additionally, Vista may, with proper authorization, reprint articles written about Vista and provide them to prospective shareholders.

  Each Vista Portfolio may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Vista Portfolio or class thereof over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. Period total rates of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gains are reinvested; annualized total rates of return will be slightly higher than period total rates of return (if the periods are shorter than one year) because of the compounding effect of the assumed investment. For Class A Shares of the Vista Short Term Bond Fund and the Vista Small Cap Equity Fund, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For a class of shares, one-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.

  Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield (where applicable) and the net asset value of a Vista Portfolio, or class of shares thereof, will vary based on a number of factors including interest rates (for certain Vista Portfolios), the current market value of the securities held by the portfolio and changes in the portfolio's or classes' expenses. The Adviser, each of the Shareholder Servicing Agents, the Administrator and the Vista Distributor may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Vista Distributor may assume a portion of a Vista Portfolio's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the Vista Portfolio or class of shares thereof during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the Vista Portfolios and classes of shares thereof to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). Vista is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received (see "Purchases and Redemptions of Shares--Purchases"), which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return. See the Vista Equity/Bond SAI, the Vista U.S. Government SAI, the Vista Small Cap SAI and the Vista American Value SAI for further information concerning the calculation of the yields or total rates of return quotations for the Vista Portfolios and classes of shares thereof.

I. ADDITIONAL INFORMATION

   Each Vista Portfolio has adopted a Code of Ethics which prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of such Vista Portfolio's planned portfolio transactions. The objective of each Vista Portfolio's Code of Ethics is that such Vista Portfolio's operations be carried out for the exclusive benefit of its shareholders. Each Vista Portfolio maintains careful monitoring of compliance with its Code of Ethics.

   The Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S. Government SAI and the Vista American Value SAI contain more detailed information about Vista and the Shares, including information related to
(i) each Vista Portfolio's investment policies and restrictions, (ii) risk factors associated with each Vista Portfolio's policies and investments,
(iii) Vista's Trustees, officers and the Administrator and the Adviser,
(iv) portfolio transactions and brokerage allocation, (v) the Vista Portfolio's shares, including rights and liabilities of shareholders, and (vi) additional performance information, including the method used to calculate yield or total rate of return quotations of such shares. The audited financial statements for the existing Vista Portfolios for their last fiscal year end are incorporated by reference into the Statement of Additional Information.

  The Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S.
Government SAI and the Vista American Value SAI each have been filed with the Commission and are incorporated by reference into the Statement of Additional Information. A copy of the Vista Equity/Bond SAI, the Vista Small Cap SAI, the Vista U.S. Government SAI or the Vista American Value SAI may be obtained without charge by writing or calling Vista at the address and telephone number shown on the cover page of this Prospectus/Proxy Statement. Reports and other information filed by Vista can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York regional office of the securities and Exchange Commission at 26 Federal Plaza, Room 1028, New York, New York 10007. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

   As of January 22, 1996, the officers and Trustees of Vista as a group owned less than 1% of any of its portfolios. As of January 22, 1996, the officers and Directors of Hanover as a group owned less than 1% of any of its portfolios. The tables below show the name, address and share ownership of each person having at the record date for the Hanover Special
Meeting of Shareholders beneficial or record ownership with respect to 5% or more of a class of a portfolio of Vista or Hanover. The tables also show the percentage of shares of each portfolio owned by such persons at the record date, as well as the percentage of shares that would be owned by these persons of record or beneficially upon the consummation of the Reorganization based on shares outstanding at the record date.



                                                                VISTA








                                                        Class and Amount                         Percentage of     Percentage of
                                                       of Shares Owned          Percentage of  Portfolio Shares  Portfolio Shares
                                                           and Type            Class Owned on      Owned on          Owned on
Portfolio             Name and Address                   of Ownership            Record Date      Record Date      Consummation
---------             ----------------                 ----------------         -------------    -------------   ---------------
Small Cap       Charles Schwab & Co.                       491,496                   13%             8.8%             4.9%
Equity Fund     101 Montgomery Street                   Class A Shares
                San Francisco, CA 94104-4122          (record ownership)

                Jupiter & Co.                              374,952                   10%             6.7%             3.7%
                P.O. Box 1537 Top 57                    Class A Shares
                Boston, MA 02205-1537                 (record ownership)


Large Cap       Penlin & Co.                               260,594                    5%               5%             2.7%
Equity Fund     c/o Chase Lincoln First Trust           Class A Shares
                One Lincoln First Square              (record ownership)
                Rochester, NY 14643-0001

                Trulin & Co,                              3,934,490                  78%              78%              41%
                c/o Chase Lincoln First Trust           Class A Shares
                One Lincoln First Square              (record ownership)
                Rochester, NY 14643-0001

                Liva & Company                             288,552                    5%               5%               3%
                c/o Chase Lincoln First Trust           Class A Shares
                One Lincoln First Square              (record ownership)
                Rochester, NY 14643-0001

                Testa and Co.                              443,038                    8%               8%             4.6%
                c/o Chase Manhattan Bank N.A.           Class A Shares
                P.O. Box 1412                          (record ownership)
                Rochester, NY 14603-1412

Short Term      Trulin & Co.                              2,716,143                  74%              74%             58%
Bond Fund       c/o Chase Lincoln First Trust               Shares
                One Lincoln First Square               (record ownership)
                Rochester, NY 14643-0001

                Testa and Co.                              349,395                    9%               9%              7%
                c/o Chase Manhattan Bank N.A.               Shares
                Attn: Mutual Funds/T-C                (record ownership)
                P.O. Box 1412
                Rochester, NY 14603-1412

                                       61



                                                       Class and Amount                          Percentage of     Percentage of
                                                       of Shares Owned          Percentage of  Portfolio Shares  Portfolio Shares
                                                           and Type            Class Owned on      Owned on         Owned on
Portfolio             Name and Address                   of Ownership            Record Date      Record Date     Consummation
---------             ----------------                 ----------------         -------------    -------------   ---------------

Bond Fund       Trulin & Co.                              4,988,084                  91%              91%             91%
                c/o Chase Lincoln First Trust           Class A Shares
                One Lincoln First Square              (record ownership)
                Rochester, NY 14643-0001

U.S.            Carrier ILA Container Royalty              890,092                    9%               9%              9%
Government      Fund                                    Class A Shares
Income Fund     One Evertrust Plaza                  (record & beneficial
                Jersey City, NJ 03702-3051                ownership)

                Carriers ILA CFS Trust Fund               1,335,139                  14%              13%            .03%
                One Evertrust Plaza                    Class A Shares
                Jersey City, NJ 03702-3051           (record & beneficial
                                                          ownership)

                Chase Manhattan Bank N.A.                  795,990                    8%               8%              8%
                3 Chase Metro Tech Center             Class A Shares
                Brooklyn, NY 11245-0002               (record ownership)

                Testa and Co.                              479,924                    5%               5%              5%
                c/o Chase Manhattan Bank N.A.           Class A Shares
                P.O. Box 1412                         (record ownership)
                Rochester, NY 14603-1412

                Trulin & Co.                              1,335,139                  14%              13%             13%
                c/o Chase Lincoln First Trust           Class A Shares
                One Lincoln First Square               (record ownership)
                Rochester, NY 14603-1412

Global Fixed    Cudd & Company                             112,594                   48%              40%             40%
Income Fund     1211 6th Avenue                        Class A Shares
                New York, NY 10036-8701               (record ownership)

                Cudd & Company                              12,945                    5%             4.7%            4.7%
                1211 6th Avenue 35th Floor             Class A Shares
                New York, NY 10036-8701               (record ownership)

                NFSC FEBO #CK7-640204                       2,449                     5%              .89%           .89%
                NFSC/FMTC IRA                           Class B Shares
                2312 SW 128 Ave.                     (record & beneficial
                Miami, FL 33175-1940                      ownership)

                Barbara M. Martin                           23,086                    9%               8%              8%
                David G. Martin JTWROS                  Class B Shares
                7637 Chancellor Way                 (record & beneficial
                Springfield, VA 22143-2344                ownership)

                BHC Securities Inc.                         5,010                    12%             1.8%            1.8%
                One Commerce Square                     Class B Shares
                2005 Market Street Suite 1200         (record ownership)
                Philadelphia, PA 19103-7042

                Smith Barney                                5,442                    13%             1.9%            1.9%
                388 Greenwich Street                    Class B Shares
                New York, N.Y. 10013-2375             (record ownership)


                                       62




                                                       Class and Amount                          Percentage of    Percentage of
                                                       of Shares Owned          Percentage of  Portfolio Shares  Portfolio Shares
                                                           and Type            Class Owned on      Owned on          Owned on
Portfolio             Name and Address                   of Ownership            Record Date      Record Date      Consummation
---------             ----------------                 ----------------         -------------    -------------   ---------------

Balanced        Trulin & Co.                               253,420                    8%             7.4%            7.4%
Fund            Chase Lincoln First Bank                Class A Shares
                One Linoln First Square               (record ownership)
                Rochester, NY 14643-0001

                Chase Manhattan Bank N/A                   637,259                   22%            18.8%           18.8%
                3 Chase Metro Tech Center               Class A Shares
                Brooklyn, NY 11245-0002               (record ownership)

                Testa & Co.                                572,338                   20%            16.9%           16.9%
                c/o Chase Manhattan Bank N.A.           Class A Shares
                P.O. Box 1412                         (record ownership)
                Rochester, NY 14603-1412

Growth &        CMB Thrift Incentive Plan                 6,126,168                  13%              11%             11%
Income Fund     3 Metrotech Center 5th Fl               Class A Shares
                Brooklyn, NY 11245-0001               (record ownership)

International   Liva & Company                             113,591                    5%               4%              4%
Equity          c/o Chase Manhattan Bank N.A.           Class A Shares
Fund            P.O. Box 1412                         (record ownership)
                Rochester, NY 14603-1412

                Cudd & Company                             251,242                   11%               9%              9%
                1211 6th Avenue 35th Floor              Class A Shares
                New York, NY 10036-8701               (record ownership)

Capital         Charles Schwab & Co. Inc.                 1,701,408                  7%              5.8%             5.8%
Growth Fund     Reinvest Account                        Class A Shares
                Attn: Mutual Funds Dept               (record ownership)
                101 Montgomery Street
                San Francisco, CA 94104-4122

Japan Fund      Cudd & Company                              78,501                  21%               21%              21%
                Custody Division                        Class A Shares
                1211 6th Avenue 35th Floor            (record ownership)
                New York, NY 10036-8701

                Cudd & Company                             259,740                  69%               69%              69%
                Custody Division                        Class A Shares
                1211 6th Avenue 35th Floor            (record ownership)
                New York, NY 10036-8701

                Anh-Hoang Duong                              495                    12%              .13%             .13%
                15-83 144th Street                      Class B Shares
                Whitestone, NY 11357-3011            (record & beneficial
                                                          ownership)

                BHC Securities Inc.                         1,939                   48%               .5%              .5%
                84305649                                Class B Shares
                Attn: Mutual Funds Dept              (record & beneficial
                One Commerce Square                       ownership)
                2005 Market Street Suite 1200
                Philadelphia, PA 19103-7042

                BHC Securities Inc.                          447                    11%               .1%              .1%
                84900540                                Class B Shares
                Attn: Mutual Funds Dept              (record & beneficial
                One Commerce Square                       ownership)
                2005 Market Street Suite 1200
                Philadelphia, PA 19103-7042



                                       63



                                                       Class and Amount                           Percentage of   Percentage of
                                                       of Shares Owned          Percentage of   Portfolio Shares Portfolio Shares
                                                           and Type            Class Owned on      Owned on          Owned on
Portfolio             Name and Address                   of Ownership            Record Date      Record Date      Consummation
---------             ----------------                 ----------------         -------------    -------------   ---------------

                BHC Securities Inc.                          242                     6%              .06%             .06%
                84430931                                Class B Shares
                Attn: Mutual Funds Dept              (record & beneficial
                One Commerce Square                       ownership)
                2005 Market Street Suite 1200
                Philadelphia, PA 19103-7042

European        Cudd & Company                             275,418                   61%              61%              61%
Fund            1211 6th Avenue                         Class A Shares
                New York, NY                          (record ownership)
                10036-8701

                Peter Quinn                                  247                    42%              .05%             .05%
                6667 Chester Avenue                     Class B Shares
                Philadelphia, PA 19142-1304          (record & beneficial
                                                          ownership)

                Chase Manhattan Bank Cust                     30                     5%             .006%            .006%
                FBO John Dowling                        Class B Shares
                2547 Beech Street                    (record & beneficial
                East Meadow, NY 11554-2101                ownership)


                Chase Manhattan Bank Cust                    103                    17%              .02%             .02%
                FBO Joel A. Beck                        Class B Shares
                866 Hart Street                      (record & beneficial
                Brooklyn, NY                              ownership)
                11237-3226

                Neal Crispin TTee                            117                     20%             .02%             .02%
                1440 Chapin Ave.                       Class B Shares
                Burlingame, CA                       (record & beneficial
                94010-4001                                ownership)

                Chase Manhattan Bank Cust                     59                     10%             .01%             .01%
                FBO Ann S. Dowling                     Class B Shares
                2547 Beech Street                    (record & beneficial
                East Meadow, NY 11554-2101                ownership)


Southeast       Cudd & Company                             153,379                   31%              30%              30%
Asian Fund      1211 6th Avenue                        Class A Shares
                New York, NY                         (record ownership)
                10036-8701

                Cudd & Company                             257,649                   52%              51%              51%
                1211 6th Avenue                        Class A Shares
                New York, NY                         (record ownership)
                10036-8701

                Cudd & Company                              25,058                   5%               5%               5%
                1211 6th Avenue                         Class A Shares
                New York, NY                          (record ownership)
                10036-8701

                NFSC FEBO #CL5-378356                       1,894                    20%             .37%             .37%
                6430 211 Street                        Class B Shares
                Bayside, NY                         (record & beneficial
                11364-2121                                ownership)



                                       64



                                                       Class and Amount                           Percentge of    Percentage of
                                                       of Shares Owned          Percentage of   Portfolio Shares Portfolio Shares
                                                           and Type            Class Owned on      Owned on         Owned on
Portfolio             Name and Address                   of Ownership            Record Date      Record Date     Consummation
---------             ----------------                 ----------------         -------------    -------------   ---------------

                IFTC Cust IRA A/C                            524                      5%             .10%             .10%
                Silvio D. Debenedetto                   Class B Shares
                228 Ueland Road                     (record & beneficial
                Middletown, NJ                            ownership)
                07701-5269

                Cynthia A. Kohn                             1,323                    14%             .26%             .26%
                3 Lynch CT                              Class B Shares
                Voorhees, NJ                         (record & beneficial
                08043-4120                                ownership)

                Midatlantic Assoc. of                       1,773                    19%             .35%             .35%
                Building Tradesmen                      Class B Shares
                63 Steele Way                        (record & beneficial
                Huntington Valley, PA                     ownership)
                19006-3115


                                                                HANOVER




                                                       Class and                                            Percentage of
                                                       Amount of                          Percentage of     Corresponding
                                                     Shares Owned       Percentage of   Portfolio Shares   Vista Portfolio
                                                      and Type of       Class Owned on      Owned on       Shares Owned on
Portfolio                  Name and Address            Ownership         Record Date       Record Date      Consummation
-------------------       ----------------------      ---------------     ------------      -----------     ------------
The Hanover            Chemical Bank                    118,744             15.91%           15.91%           15.91%
American               270 Park Avenue              Investor Shares
Value Fund             New York, NY 10017-2014     (record ownership)

                       Balsa and Company                340,182             45.58%           45.58%           45.58%
                       c/o Chemical Bank            Investor Shares
                       PO Box 1768                 (record ownership)
                       Grand Central Station
                       New York, NY 10163

                       John L. Hoch                     69,099               9.26%            9.26%            9.26%
                       P.O. Box 1558                Investor Shares
                       Pebble Beach, CA          (beneficial ownership)
                       93953-1558

                       Donald F. Brannis                49,646               6.65%            6.65%            6.65%
                       100 No. San Rafael Ave.      Investor Shares
                       Pasadena, CA 91105        (beneficial ownership)

The Hanover Short      Voluntary Hospitals of            163,626            13.99%           13.99%            3.07%
Term                   America Southwest Inc.       Investor Shares
U.S. Government        14901 Quarum Dr.               (record and
Fund                   Suite 200                  beneficial ownership)
                       Dallas TX 75240-7558

                       Mass. Mutual Agents               387,173            37.70%           37.70%            8.29%
                       Health Benefit Trust         Investor Shares
                       1295 State St.                 (record and
                       Springfield, MA            beneficial ownership)
                       01111-0001

                       Chemical Bank                     173,671            16.91%           16.91%            3.72%
                       Personal Custody             Investor Shares
                       270 Park Avenue             (record ownership)
                       New York, NY 10017-2014

                       The Robert Oumons                  79,775             7.77%            7.77%            1.71%
                       Living Trust                 Investor Shares
                       270 Park Avenue                (beneficial
                       New York, NY 10017             ownership)

                       Austine Realty                   93,897               9.14%            9.14%            2.01%
                       Company                      Investor Shares
                       270 Park Avenue                (beneficial
                       New York, NY 10017             ownership)

The Hanover            Chemical Bank Global              835,962            10.40%           10.40%           10.40%
U.S. Government        Securities Services          Investor Shares
Securities Fund        ChemTrust                   (record ownership)
                       Attn: Kurt Nuemeister
                       6 New York Plaza, 6th
                       Fl.
                       New York, NY 10004-2413

                       Chemical Bank                   1,106,234            13.77%           13.77%           13.77%
                       270 Park Avenue              Investor Shares
                       New York, NY 10017-2014     (record ownership)

                       Alleghany Corp Retire             666,713             8.30%            8.30%            8.30%
                       200 Jericho Quad, 2nd.,      Investor Shares
                       N.E.                           (beneficial
                       P.O. Box 2000                  ownership)
                       Jericho, NY 11753



                                                                                                           Percentage of
                                                       Class and                          Percentage of    Corresponding
                                                       Amount of                            Portfolio      Vista Portfolio
                                                      and Type of       Class Owned on      Owned on       Shares Owned on
Portfolio                  Name and Address            Ownership         Record Date       Record Date     Consummation
-------------------       ----------------------      ---------------     ------------      -----------     ------------
The Hanover Blue       Chemical Bank Global              397,032            8.79%            8.79%            4.17%
Chip                   Securities Services          Investor Shares
Growth Fund            ChemTrust                   (record ownership)
                       Attn: Kurt Nuemeister
                       6 New York Plaza, 6th
                       Fl.
                       New York, NY 10004-2413

                       Chemical Bank FBA                 683,275           15.12%           15.12%            7.16%
                       Jericho                      Investor Shares
                       Alleghany Corp Retire       (record ownership)
                       200 Jericho Quad
                       2nd N.E. Flr. PO Box
                       2000
                       Jericho, NY 11253

                       Thatcher Proffitt                 301,416            6.67%            6.67%            3.16%
                       200 Jericho Quad, 2nd.       Investor Shares
                       N.E.                           (beneficial
                       P.O. Box 2000                  ownership)
                       Jericho, NY 11753



The Hanover Small      Robert F X Sillerman              107,155           11.72%           11.72%            1.07%
Capitalization         150 E. 58th St.              Investor Shares
Growth Fund            New York, NY 10155-0099        (record and
                                                  beneficial ownership)

                       Chemical Bank FBA                  56,452            6.17%            6.17%             .57%
                       Jericho                      Investor Shares
                       Alleghany Corp Retire       (record ownership)
                       200 Jericho Quad 2nd
                       N.E. Flr
                       PO Box 2000
                       Jericho, NY 11253

                       Chemical Bank PBT                 117,740           12.88%           12.88%            1.18%
                       Employee Benefits            Investor Shares
                       270 Park Avenue             (record ownership)
                       New York, NY 10017-2014

                       Savings Incentive Plan          3,521,888             100%           79.38%           35.28%
                       of                             CBC Benefit
                       Chemical Bank and                Shares
                       Certain                     (record ownership)
                       Affiliated Companies

                       Montclair Kimberly               48,638              5.32%            5.32%             .49%
                       270 Park Avenue              Investor Shares
                       New York, NY 10017-2014        (beneficial
                                                      ownership)

                       Morristown Memorial              69,102              7.56%            7.56%             .69%
                       Hospital I/M                 Investor Shares
                       270 Park Avenue            (beneficial ownership)
                       New York, NY 10017-2014

                          INFORMATION ABOUT HANOVER


   Information concerning the operations and management of Hanover is incorporated herein by reference from its current prospectuses and its current statement of additional information (the "Hanover SAI") each dated March 30, 1995 (except for the prospectus for The Hanover American Value Fund, which is dated November 1, 1994), copies of which may be obtained without charge by writing or calling Hanover at the address and telephone number shown on the cover page of this Prospectus/Proxy Statement. Reports and other information filed by Hanover can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

   Hanover will furnish, without charge, a copy of Hanover's Annual Report for the fiscal year ended November 30, 1995 to a shareholder upon request. Such requests may be made to the Secretary, The Hanover Investment Funds, Inc., 237 Park Avenue, New York, New York 10017 (1-800-821-2371).

                       FINANCIAL STATEMENTS AND EXPERTS

   The financial statements for Vista Short Term Bond Fund, Vista Large Cap Equity Fund and Vista Small Cap Equity Fund incorporated by reference into this Prospectus/Proxy Statement have been so incorporated in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

   The financial statements of The Hanover Short Term U.S. Government Fund, he Hanover U.S. Government Securities Fund, The Hanover Blue Chip Growth Fund, The Hanover Small Capitalization Growth Fund and The Hanover American Value Fund as of November 30, 1995 incorporated by reference into this Prospectus/Proxy Statement, have been incorporated herein in reliance on the report of KPMG Peat Marwick LLP, independent certified public accountants, given on the authority of said firm as experts in accounting and auditing.

                             LEGAL MATTERS

   Certain legal matters concerning the issuance of shares of the Vista Portfolios will be passed upon by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, New York, New York.

                                                                     EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION
                                 AND LIQUIDATION

   AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION, dated as of December 18, 1995 (this "Agreement") between THE HANOVER INVESTMENT FUNDS, INC. ("Hanover"), a Maryland corporation comprised of separate investment portfolios which include The Hanover Short Term U.S. Government Fund, The Hanover U.S. Government Securities Fund, The Hanover Blue Chip Growth Fund, The Hanover Small Capitalization Growth Fund and The Hanover American Value Fund (each, a "Hanover Portfolio") and MUTUAL FUND GROUP ("MFG"), a Massachusetts business trust comprised of separate investment portfolios which include Vista Short Term Bond Fund, Vista Equity Fund and Vista Small Cap Equity Fund, and which is expected to include, at the Effective Time of the Reorganization (as defined herein), Vista U.S. Government Securities Fund and Vista American Value Fund (each, an "MFG Portfolio").

   In consideration of the mutual promises herein contained, the parties hereto agree as follows:

SECTION 1. SHAREHOLDER APPROVAL

       (a) Hanover Meeting of Shareholders. A meeting of the shareholders of each Hanover Portfolio shall be called and held for the purpose of acting upon this Agreement and the transactions contemplated herein. MFG shall furnish to Hanover such data and information relating to MFG as shall be reasonably requested by Hanover for inclusion in the information to be furnished to such shareholders in connection with the meeting for the purpose of acting upon this Agreement and the transactions contemplated herein.
       (b) MFG Meeting of Shareholders. A meeting of the shareholders of MFG shall be called and held for the purpose of all of the shareholders of MFG acting upon the matters referred to in clause (i) of Section 7(f) of this Agreement, the shareholders of each MFG Portfolio acting upon the matters referred to in clauses (ii) and (v) of Section 7(f) of this Agreement, and the shareholders (or sole shareholder, in the case of Vista American Value
    Fund) of the MFG Portfolios referred to in each of clauses (iii) and/or
    (iv) of Section 7(f) of this Agreement acting upon the matters referred to therein.

SECTION 2. REORGANIZATION

   The transactions described in this section are hereinafter referred to as the "Reorganization." For the avoidance of doubt, MFG's investment portfolios other than the MFG Portfolios (consisting of Vista U.S. Government Income Fund, Vista Balanced Fund, Vista Bond Fund, Vista Equity Income Fund, Vista IEEE Balanced Fund, Vista Growth and Income Fund, Vista Capital Growth Fund, Vista International Equity Fund, Vista Global Fixed Income Fund, Vista Southeast Asian Fund, Vista European Fund and Vista Japan Fund) and Hanover's investment portfolios other than the Hanover Portfolios (consisting of The Tax Free Income Fund, The New York Tax Free Income Fund, The New Jersey Tax Free Income Fund, The International Equity Fund and The International Bond Fund, each of which has not to date commenced investment operations) are not parties to the Reorganization.

       (a) Plan of Reorganization and Liquidation.

           (1) Hanover will cause each Hanover Portfolio to convey, transfer and deliver to the MFG Portfolio set forth opposite its name in the table attached hereto as Schedule I (each such MFG Portfolio being the "Corresponding MFG Portfolio" of the Hanover Portfolio set forth opposite its name, and each such Hanover Portfolio being the "Corresponding Hanover Portfolio" of the MFG Portfolio set forth opposite its name) at the closing provided for in Section 2(b) hereof (the "Closing") all of the then existing assets of such Hanover Portfolio. In consideration thereof, MFG agrees at the Closing to cause each MFG Portfolio (i) to assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 2(b) hereof), all of the obligations and liabilities of its Corresponding Hanover Portfolio and (ii) to issue and deliver to the Corresponding Hanover Portfolio, full and fractional shares of beneficial interest of the Corresponding MFG Portfolio as follows: (1) to The Hanover Short Term U.S. Government
       Fund, Class A shares of Vista Short Term Bond Fund; (2) to The Hanover U.S. Government Securities Fund, Institutional Class shares of Vista U.S. Government Securities Fund; (3) to The Hanover Blue Chip Growth Fund, Institutional Class shares of Vista Equity Fund (to be renamed Vista Large Cap Equity Fund in connection with the Reorganization); (4) to The Hanover Small Capitalization Growth Fund, Class A Shares and Institutional Class shares, as described in paragraph (2) below, of Vista Small Cap Equity Fund; and (5) to The Hanover American Value Fund, shares of Vista American Value Fund (the shares of the MFG Portfolios to be received by the Hanover Portfolios in connection with the Reorganization are referred to collectively as the "MFG Portfolio Shares"), with respect to each class of each MFG Portfolio equal to that number of full and fractional MFG Portfolio Shares as determined in Section 2(c) hereof.
       Any shares of capital stock, par value $.001 per share, of the Hanover Portfolios ("Hanover Portfolio Shares") held in the treasury of Hanover on the Effective Time of the Reorganization (as defined in Section 2(b) hereof) shall thereupon be retired.

           (2) At the Effective Time of the Reorganization, each Hanover Portfolio will liquidate and distribute pro rata to its holders of Hanover Portfolio Shares as of the Effective Time of the Reorganization the MFG Portfolio Shares of the Corresponding MFG Portfolio received by such Hanover Portfolio pursuant to this Section 2(a). In the case of each Hanover Portfolio other than The Hanover Small Capitalization Growth Fund, all shareholders of such Hanover Portfolios will receive the MFG Portfolio Shares of the Corresponding MFG Portfolio identified in Section 2(a)(1) above. In the case of the Hanover Small Capitalization Growth Fund, shareholders of both the "Investor Shares" and the "Advisor Shares" thereof will receive Class A shares of the Vista Small Cap Equity Fund and shareholders of "CBC Benefit Shares" thereof will receive Institutional Class shares of the Vista Small Cap Equity Fund. Such liquidation and distribution will be accompanied by the establishment of an account on the respective share records of each MFG Portfolio in the name of each record holder of Hanover Portfolio Shares of the Corresponding Hanover Portfolio and representing the respective pro rata number of MFG Portfolio Shares due such shareholder. Fractional MFG Portfolio Shares will be carried to the third decimal place. Simultaneously with such crediting of MFG Portfolio Shares to the shareholders, the Hanover Portfolio Shares held by such shareholders shall be cancelled.

           (3) As soon as practicable after the Effective Time of the Reorganization, Hanover shall take all the necessary steps under Maryland law and Hanover's Articles of Incorporation, as amended and supplemented, to effect a complete dissolution of Hanover and to deregister Hanover under the Investment Company Act of 1940, as amended (the "Act").

       (b) Closing and Effective Time of the Reorganization. Subject to the satisfaction of the conditions to the Closing specified in this Agreement, the Closing shall occur at 4:00 p.m., New York City time, on the day which is the later of (i) the final adjournment of the meeting of the holders of Hanover Portfolio Shares at which this Agreement will be considered, (ii) the declaration by the Securities and Exchange Commission (the "Commission") of the effectiveness of the First N-1A Amendment and the Second N-1A Amendment (each as defined in Section 5(b) hereof), (iii) March 22, 1996, and (iv) such later day as the parties may mutually agree (the "Effective Time of the Reorganization").

       (c) Valuation. The number of full and fractional shares of each class of an MFG Portfolio to be issued pursuant to Section 2(a) hereof to holders of shares of each class of the Corresponding Hanover Portfolio that will be exchanged for such MFG Portfolio Shares shall be determined by multiplying the number of shares of such class of the Corresponding Hanover Portfolio that will be exchanged for such MFG Portfolio Shares by the appropriate exchange ratio computed as set forth below, the product of such multiplication to be rounded to the nearest one thousandth of a full share. For each class of shares of each Hanover Portfolio and the class of shares of the Corresponding MFG Portfolio that will be issued to the holders of such Hanover Portfolio Shares in connection with the Reorganization, the exchange ratio shall be the number determined by dividing the net asset value per share of the class of Hanover shares being surrendered by the net asset value per share of the class of shares of the Corresponding MFG Portfolio being issued to the holders of such class of such Hanover Portfolio, in each case such values to be determined on a consistent basis by the valuation procedures that have been adopted by the Board of Trustees of MFG, as of the Effective Time of the Reorganization; provided, that in the case of Vista U.S. Government Securities Fund and Vista American Value Fund, and The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively, the exchange ratio shall be one. Each such exchange ratio shall be rounded to the nearest ten thousandth.

        All computations of value shall be made in accordance with the regular practice of the MFG Portfolios as of the Effective Time of the Reorganization by the agent then responsible for pricing shares of the MFG Portfolios.

SECTION 3. REPRESENTATIONS AND WARRANTIES OF MFG

   MFG represents and warrants to Hanover as follows:

       (a) Organization, Existence, etc. MFG is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted, and each MFG Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. MFG has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

       (b) Registration as Investment Company. MFG is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

       (c) Current Offering Documents. The current prospectuses and statements of additional information of MFG, dated March 1, 1995 with respect to each of Vista Equity Fund and Vista Short Term Bond Fund and June 19, 1995 with respect to Vista Small Cap Equity Fund, and included in MFG's registration statement on Form N-1A filed with Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act, and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements herein, in light of the circumstances under which they were made, not misleading.

       (d) Capitalization. MFG has an unlimited number of authorized shares of beneficial interest, currently without par value, of which as of December 15, 1995 there were outstanding the following numbers of shares of the MFG
   Portfolios: 3,650,761 shares of Vista Short Term Bond Fund (consisting of a single class of shares), 4,401,525 shares of Vista Equity Fund (consisting of a single class of shares) and 5,006,123 shares of Vista Small Cap Equity Fund (consisting of 3,293,243 "Class A" Shares, 1,712,880 "Class B" Shares and zero "Institutional" Shares) and no shares were held in the treasury of MFG. There are no outstanding shares of Vista U.S. Government Securities Fund and Vista American Value Fund. All of the outstanding shares of MFG have been duly authorized and are validly issued, fully paid and nonassessable. Because MFG is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of each MFG Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

       (e) Financial Statements. The financial statements of MFG for the fiscal year ended October 31, 1995, which have been audited by Price Waterhouse LLP, (the "MFG Financial Statements"), previously delivered to Hanover, fairly present the financial position of MFG as of the dates thereof and the results of its operations and changes in its net assets for each of the periods indicated, in accordance with GAAP.

       (f) Shares to be Issued Upon Reorganization. The MFG Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the MFG Portfolios' Prospectuses and recognizing that under Massachusetts law, shareholders of an MFG Portfolio could, under certain circumstances, be held personally liable for the obligations of such MFG Portfolio).

       (g) Authority Relative to this Agreement. MFG has the power to enter into this Agreement and to carry out its obligations hereunder. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by MFG's Board of Trustees and no other proceedings by MFG other than those contemplated under this Agreement are necessary to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. MFG is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Agreement in accordance with its terms.

       (h) Liabilities. There are no liabilities of MFG or the MFG Portfolios, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the MFG Financial Statements and liabilities incurred in the ordinary course of business subsequent to October 31, 1995 or otherwise previously disclosed to Hanover, none of which has been materially adverse to the business, assets or results of operations of MFG.

       (i) No Material Adverse Change. Since October 31, 1995, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of MFG, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

       (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of MFG, threatened which would adversely affect MFG or the MFG Portfolios or MFG's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against MFG and, to the knowledge of MFG, there are no regulatory investigations of MFG pending or threatened, other than routine inspections and audits.

       (k) Contracts. Except for contracts and agreements disclosed to Hanover on Schedule II hereto under which no default exists, MFG is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the MFG Portfolios. As of the Effective Time of the Reorganization, MFG will have no liability in respect of any of the contracts referred to in Section 5(f) with respect to which MFG is to receive releases.

       (l) Taxes. The federal income tax returns of MFG and each MFG Portfolio, and all other income tax returns required to be filed by MFG and any MFG Portfolio, have been filed for all taxable years to and including October 31, 1995, and all taxes payable pursuant to such returns have been paid. To the knowledge of MFG, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by MFG or any MFG Portfolio have been paid so far as due. Each portfolio of MFG, other than Vista U.S. Government Securities Fund and Vista American Value Fund, which have not yet commenced operations, is qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), in respect of each taxable year since commencement of its operations.

SECTION 4. REPRESENTATIONS AND WARRANTIES OF HANOVER

    Hanover represents and warrants to MFG as follows:

       (a) Organization, Existence, etc. Hanover is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to carry on its business as it is now being conducted, and each Hanover Portfolio is a validly existing series of shares of such corporation representing interests therein under the laws of Maryland. Hanover has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

       (b) Registration as Investment Company. Hanover is registered under the Act as an open-end diversified investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

       (c) Current Offering Documents. The current prospectuses and statement of additional information of Hanover, each dated March 30, 1995 (except for the current prospectus and statement of additional information of The American Value Fund which is dated November 1, 1994) and included in Hanover's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act, and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

       (d) Capitalization. The authorized capital stock of Hanover consists of 200,000,000 shares of Common Stock, each having a par value of $.001 per share. As of December 15, 1995, there were outstanding 1,032,104 shares of The Hanover Short Term U.S. Government Fund (consisting of 1,032,099 "Investor Shares" and 5

    "Advisor Shares"), 8,327,159 shares of The Hanover U.S. Government Securities Fund (consisting of 8,324,278 "Investor Shares" and 2,881 "Advisor Shares"), 4,657,159 shares of The Hanover Blue Chip Growth Fund (consisting of 4,652,389 "Investor Shares" and 5,224 "Advisor Shares"), 3,475,729 shares of The Hanover Small Capitalization Growth Fund (consisting of 883,003 "Investor Shares," 1,002 "Advisor Shares" and 2,591,724 "CBC Benefit" Shares) and 698,326 shares of The Hanover American Value Fund (consisting of 698,117 "Investor Shares" and 209 "Advisor Shares"), and no shares were held in the treasury of Hanover. All of the outstanding shares of Hanover have been duly authorized and are validly issued, fully paid and nonassessable. Because Hanover is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the time of the Closing, be held by the shareholders of record of the Hanover Portfolios as set forth on the books and records of Hanover's transfer agent (and in the amounts set forth therein) and as set forth in any list of shareholders of record provided to MFG for purposes of the Closing, and no such shareholders of record will have any preemptive rights to purchase any of such shares, and Hanover does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares (other than dividend reinvestment plans of the Hanover Portfolios or as set forth in this Agreement), nor are there outstanding any securities convertible into any shares of the Hanover Portfolios (except pursuant to exchange privileges described in the current Prospectus and Statement of Additional Information of Hanover). All of each Hanover Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

       (e) Financial Statements. The financial statements of Hanover for the year ended November 30, 1994, which have been audited by KPMG Peat Marwick LLP, and the unaudited financial statements of Hanover for the six months ended May 31, 1995 (collectively, the "Hanover Financial Statements"), previously delivered to MFG, fairly present the financial position of Hanover as of the date thereof, and the results of its operations and changes in its net assets for the periods indicated, in accordance with GAAP.

       (f) Authority Relative to this Agreement. Hanover has the power to enter into this Agreement and to carry out its obligations hereunder. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by its Board of Directors, and, except for approval by the shareholders of Hanover, no other proceedings by Hanover are necessary other than those contemplated by this Agreement to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. Hanover is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Agreement in accordance with its terms.

       (g) Liabilities. There are no liabilities of Hanover, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Hanover Financial Statements and liabilities incurred in the ordinary course of business subsequent to May 31, 1995 or otherwise previously disclosed to MFG, none of which has been materially adverse to the business, assets or results of Hanover.

       (h) No Material Adverse Change. Since May 31, 1995, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of Hanover, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

       (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of Hanover, threatened which would adversely affect Hanover or its assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against Hanover and, to the knowledge of Hanover, there are no regulatory investigations of Hanover pending or threatened, other than routine inspections and audits.

       (j) Contracts. Except for contracts and agreements disclosed to MFG on
    Schedule II hereto under which no default exists, Hanover is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever. As of the Effective Time of the Reorganization, Hanover will have no liability in respect of any of the contracts referred to in Section 6(e) with respect to which Hanover is to receive releases.

       (k) Taxes. The federal income tax returns of Hanover and each Hanover Portfolio, and all other income tax returns required to be filed by Hanover, have been filed for all taxable years to and including the taxable year ended November 30, 1994, and all taxes payable pursuant to such returns have been paid. To the knowledge of Hanover, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by Hanover or any Hanover Portfolio have been paid so far as due. Each Hanover Portfolio has qualified as a regulated investment company under the Code in respect of each taxable year since commencement of its operations.

SECTION 5. COVENANTS OF MFG

    MFG covenants to Hanover as follows:

       (a) Portfolio Securities. All securities owned by MFG as of the Effective Time of the Reorganization will be owned by MFG free and clear of any liens, claims, charges, options and encumbrances, except as may be indicated in a schedule delivered by MFG to Hanover immediately prior to the Effective Time of the Reorganization or as may be permitted under the Act.

       (b) Formation of New Portfolios; Amendment of Registration Statement on Form N-1A. Prior to the Effective Time of the Reorganization, MFG will take all steps necessary to cause the formation and registration of Vista U.S. Government Securities Fund and Vista American Value Fund, including filing an amendment or amendments to MFG's registration statement on Form N-1A (collectively, the "First N-1A Amendment") with the Commission relating to the registration of shares of Vista U.S. Government Securities Fund and Vista American Value Fund. The investment objective and policies of Vista U.S. Government Securities Fund and Vista American Value Fund will conform with the descriptions thereof contained in the Prospectus and Statement of Additional Information in the form presented to the Hanover Board of Directors. MFG will not issue any shares of Vista U.S. Government Securities Fund and Vista American Value Fund prior to the Effective Time of the Reorganization except as contemplated by this Agreement. Prior to the Effective Time of the Reorganization, MFG will also file an amendment to MFG's registration statement on Form N-1A (the "Second N-1A Amendment") with the Commission to conform the descriptions of the MFG Portfolios in such registration statement with the descriptions of the MFG Portfolios in the Registration Statement (as defined in Section 5(c) hereof), as the Registration Statement may be amended or supplemented prior to the Effective Time of the Reorganization.

       (c) Registration Statement. MFG shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the MFG Portfolio Shares issuable hereunder. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information included therein (the "Statement of Additional Information"), as amended or supplemented by any amendments or supplements filed by MFG, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from a Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by Hanover for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in Section 6(b) hereof.

       (d) Cooperation in Effecting Reorganization. MFG agrees to use all reasonable efforts (by taking such actions as may be necessary or advisable) to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals. MFG will cooperate fully with Hanover in preparing and effecting any filings with the Federal Trade Commission required under federal antitrust laws with respect to the proposed Reorganization.

       (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Agreement, MFG shall conduct its business in the ordinary course until the consummation of the Reorganization.

       (f) Interim Advisory Arrangements. Each portfolio of MFG shall enter into an interim advisory agreement with The Chase Manhattan Bank, N.A. that will be effective beginning at the time the merger of Chemical Banking Corporation and The Chase Manhattan Corporation is consummated, and each such agreement shall have been approved by the Board of Trustees of MFG. MFG shall have obtained from the Commission exemptive relief from
    Section 15(a) of the Act enabling it to enter into the interim advisory agreements referred to above without obtaining prior shareholder approval, and shall comply with all representations and conditions contained in the Commission's order issued in connection therewith.

SECTION 6. COVENANTS OF HANOVER

   Hanover covenants to MFG as follows:

       (a) Portfolio Securities. With respect to the assets to be transferred in accordance with Sections 2(a), each Hanover Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on Hanover's books. At least five (5) business days prior to the Closing, each Hanover Portfolio will provide MFG with a list of its assets and a list of its stated liabilities. Each Hanover Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Closing but will not, without the prior approval of MFG, acquire any additional securities other than securities which the Corresponding MFG Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that MFG informs Hanover that a Hanover Portfolio holds any investments that its Corresponding MFG Portfolio would not be permitted to hold, the Hanover Portfolio will dispose of such securities prior to the Closing to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, Hanover will prepare and deliver to MFG, immediately prior to the Effective Time of the Reorganization, a Schedule of Investments (the "Schedule") listing all the securities owned by each Hanover Portfolio as of the Effective Time of the Reorganization. All securities to be listed in the Schedule as of the Effective Time of the Reorganization will be owned by Hanover free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule or as permitted by the Act, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

       (b) Registration Statement. In connection with the Registration Statement, Hanover will cooperate with MFG and will furnish to MFG the information relating to Hanover required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectuses and Statements of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to Hanover, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1(a) hereof and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by MFG, insofar as they relate to Hanover, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by Hanover for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this
    Section 6(b).

       (c) Cooperation in Effecting Reorganization. Hanover agrees to use all reasonable efforts (by taking such actions as may be necessary or advisable) to effectuate the Reorganization, including calling the meeting of shareholders referred to in Section 1(a) of this Agreement, and to obtain any necessary regulatory approvals. Hanover will cooperate fully with MFG in preparing and effecting any filings with the Federal Trade Commission required under federal antitrust laws with respect to the proposed Reorganization. Hanover will assist MFG in obtaining such information as MFG reasonably requests concerning the beneficial ownership of the shares of the Hanover Portfolios.

       (d) Operations in the Ordinary Course. Except as otherwise contemplated by this Agreement, Hanover shall conduct its business in the ordinary course until the consummation of the Reorganization.

       (e) Contract Terminations. Hanover shall, prior to the consummation of the Reorganization, terminate its agreements with The Portfolio Group, Inc. (with respect to The Hanover U.S. Government Securities Fund and The Hanover Blue Chip Growth Fund), Chemical Bank New Jersey, National Association (with respect to The Hanover Small Capitalization Growth
    Fund), Texas Commerce Bank, National Association (with respect to The Hanover Short Term U.S. Government Fund) and Van Deventer & Hoch (with respect to The Hanover American Value Fund), Chemical Bank, Furman Selz Incorporated, Hanover Funds Distributor, Inc., and each of the financial institutions with whom Hanover has entered into a shareholder servicing agreement (as set forth in Schedule II hereto) for Investment Advisory, Administration, Administration and Fund Accounting, Custody, Distribution, Transfer Agency, Sub-Transfer Agency and Shareholder Servicing services, as the case may be, such terminations to be effective as of the Effective Time of the Reorganization.

SECTION 7. CONDITIONS TO OBLIGATIONS OF HANOVER

   The obligations of Hanover hereunder with respect to the consummation of the Reorganization as it relates to each Hanover Portfolio are subject to the satisfaction of the following conditions:

       (a) Approval by Hanover Shareholders. This Agreement and the transactions contemplated by the Reorganization, including, when necessary, a temporary amendment of the investment restrictions that might otherwise preclude the consummation of the Reorganization, shall have been approved by the requisite vote of the shares of each Hanover Portfolio entitled to vote in the matter.

       (b) Covenants, Warranties and Representations. MFG shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), there shall have been no material adverse change (as defined in Section 3(i)) in the financial condition, results of operations, business, properties or assets of the MFG Portfolios since October 31, 1995, and Hanover shall have received a certificate of the President of MFG satisfactory in form and substance to Hanover so stating. Hanover shall also have received certificates of (i) The Chase Manhattan Bank, N.A., in its capacity as investment adviser to MFG and as MFG's administrator, and (ii) Vista Broker-Dealer Services, Inc., in its capacity as MFG's distributor, in each case to the effect that, as of the Effective Time of the Reorganization, such entity is not aware that any of the representations and warranties of MFG herein is not true in all material respects.

       (c) Regulatory Approval. The Registration Statement, the First N-1A Amendment and the Second N-1A Amendment shall each have been declared effective by the Commission, no stop orders under the Securities Act pertaining thereto shall have been issued and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

       (d) Tax Opinion. Hanover shall have received the opinion of Simpson Thacher & Bartlett dated on or before the date of the Closing, addressed to and in form and substance satisfactory to Hanover, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to each Hanover Portfolio and its Corresponding MFG Portfolio, and to shareholders of each Hanover Portfolio. For purposes of rendering their opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Agreement, the prospectus/proxy statement which will be distributed to the shareholders of the Hanover Portfolios in connection with the Reorganization, and upon such other written representations as the President of each of Hanover and MFG will have verified as of the Effective Time of the Reorganization. The opinion of Simpson Thacher & Bartlett will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to each Hanover Portfolio and its Corresponding MFG Portfolio; (ii) no gain or loss will be recognized by any of the Hanover Portfolios or the Corresponding MFG Portfolios upon the transfer of all the assets and liabilities, if any, of each Hanover Portfolio to its Corresponding MFG Portfolio solely in exchange for MFG Portfolio Shares or upon the distribution of the MFG Portfolio Shares to the holders of Hanover Portfolio Shares solely in exchange for all of their Hanover Portfolio Shares; (iii) no gain or loss will be recognized by shareholders of any of the Hanover Portfolios upon the exchange of such Hanover Portfolio Shares solely for MFG Portfolio Shares; (iv) the holding period and tax basis of the MFG Portfolio Shares received by each holder of Hanover Portfolio Shares pursuant to the Reorganization will be the same as the holding period (provided the Hanover Portfolio Shares were held as a capital asset on the date of the Reorganization) and tax basis of the Hanover Portfolio Shares held by the shareholder immediately prior to the Reorganization; and (v) the holding period and tax basis of the assets of each of the Hanover Portfolios acquired by its Corresponding MFG Portfolio will be the same as the holding period and tax basis of those assets to each of the Hanover Portfolios immediately prior to the Reorganization.

       The payment by Chemical Banking Corporation and/or The Chase Manhattan Corporation of the related Reorganization expenses referred to in Section 10 hereof will not affect the opinions set forth above regarding the tax consequences of the exchanges by Hanover and the shareholders of Hanover; however, Simpson Thacher & Bartlett will express no opinion as to any federal income tax consequences to any of the parties of the payment of such expenses by Chemical Banking Corporation and/or The Chase Manhattan Corporation.

       (e) Opinion of Counsel. Hanover shall have received the opinion of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel for MFG, dated as of the Date of the Closing, addressed to and in form and substance satisfactory to Hanover, to the effect that: (i) MFG is a business trust duly organized and existing under the laws of the Commonwealth of Massachusetts, and each MFG Portfolio is a validly existing series of shares of such business trust; (ii) MFG is an open-end investment company of the management type registered under the Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of MFG and this Agreement has been duly executed and delivered by MFG and is a valid and binding obligation of MFG enforceable against MFG in accordance with its terms, except as affected by bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other similar laws relating to or affecting creditors' rights generally, general equitable principles (whether considered in a proceeding in equity or at law) and an implied covenant of good faith and fair dealing; (iv) the Registration Statement has been declared effective under the Securities Act and to such counsel's knowledge after reasonable investigation no stop order has been issued or threatened suspending its effectiveness; (v) to such counsel's knowledge, no consent, approval, order or other authorization of any federal or New York state or Massachusetts state court or administrative or regulatory agency is required for MFG to enter into this Agreement or carry out its terms that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of MFG; (vi) to such counsel's knowledge, MFG is not in breach or violation of any material contract listed on Schedule II hereto to which it is a party, which breach or violation would (a) affect the ability of MFG to enter into this Agreement or consummate the transactions contemplated hereby, including the Reorganization, or (b) have a material adverse effect on the business or financial condition of MFG; (vii) to such counsel's knowledge, no federal or New York state or Massachusetts state administrative or regulatory proceeding is pending or threatened against MFG which would (a) affect the ability of MFG to enter into this Agreement or consummate the transactions contemplated hereby, including the Reorganization, or (b) have a material adverse effect on the business or financial condition of MFG; and (viii) the MFG Portfolio Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable. In rendering such opinion, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel may rely on the opinion of Massachusetts counsel as to matters relating to Massachusetts law and on certificates of officers and/or trustees of MFG as to factual matters.

       (f) Board of Trustees Approvals. The Board of Trustees of MFG shall have taken the following action with respect to MFG or the MFG Portfolios, as the case may be, at a meeting duly called for such purposes:

           (i) approval of the selection of Price Waterhouse LLP as MFG's independent auditors for the fiscal year ending October 31, 1996, on terms acceptable to the Hanover Board of Directors;

           (ii) approval of an investment advisory agreement with The Chase Manhattan Bank, N.A. with respect to each MFG Portfolio, in each case in the form presented to the Hanover Board of Directors;

           (iii) approval of sub-investment advisory agreements between The Chase Manhattan Bank, N.A. and Van Deventer & Hoch with respect to Vista American Value Fund, and between The Chase Manhattan Bank, N.A. and Chase Asset Management, Inc., with respect to each other MFG Portfolio, in each case in the form presented to the Hanover Board of Directors;

           (iv) approval of the application of MFG's distribution plan(s) pursuant to Rule 12b-1 under the Act to Class A shares of Vista Short Term Bond Fund and shares of Vista American Value Fund, to conform with the Prospectus and Statement of Additional Information in the form presented to the Hanover Board of Directors, as the Prospectus and Statement of Additional Information may be amended or supplemented at the time of the shareholders' meeting referred to in Section 1(a) hereof;

           (v) approval of the modification of certain fundamental investment limitations of the MFG Portfolios and certain other investment policies to conform with the descriptions thereof contained in the Prospectus and Statement of Additional Information in the form presented to the Hanover Board of Directors or as may be amended or supplemented at the time of the shareholders' meeting referred to in
       Section 1(a) hereof; and

           (vi) creation of Class A shares in Vista Short Term Bond Fund, and creation of Institutional Class shares in Vista U.S. Government Securities Fund, Vista Equity Fund and Vista Small Cap Equity Fund, and authorization of the issuance by MFG, immediately prior to the Effective Time of the Reorganization, of one Institutional Class share of Vista U.S. Government Securities Fund of MFG and one share of Vista American Value Fund of MFG to Vista Broker Dealer Services ("VBDS") in consideration for payment equal to the net asset value per Investor Share of The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively, for the purpose of enabling VBDS to vote on the matters referred to in paragraph (g) of Section 8.

       (g) Trustees and Officers Insurance. Chemical Banking Corporation and/or The Chase Manhattan Corporation shall have purchased trustees and officers liability insurance coverage referred to in Section 10(b) of this Agreement.

       (h) Contract Terminations. Hanover shall have terminated the agreements referred to in Section 6(e) of this Agreement as provided therein.

       (i) Bank Holding Company Merger. The merger of The Chase Manhattan Corporation with and into Chemical Banking Corporation shall have been consummated.

SECTION 8. CONDITIONS TO OBLIGATIONS OF MFG

   The obligations of MFG hereunder with respect to the consummation of the Reorganization as it relates to each MFG Portfolio are subject to the satisfaction of the following conditions:

       (a) Approval by Shareholders. This Agreement and the transactions contemplated by the Reorganization, including, when necessary, a temporary amendment of the investment restrictions that might otherwise preclude the consummation of the Reorganization, shall have been approved by the requisite vote of the shares of each Hanover Portfolio entitled to vote on the matter.

       (b) Covenants, Warranties and Representations. Hanover shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), there shall have been no material adverse change (as defined in Section 4(h)) in the financial condition, results of operations, business, properties or assets of the Hanover Portfolios since May 31, 1995, and MFG shall have received a certificate of the President of Hanover satisfactory in form and substance to MFG so stating. MFG shall also have received certificates of (i) The Portfolio Group, Inc., in its capacity as investment adviser to The Hanover U.S. Government Securities Fund and The Hanover Blue Chip Growth Fund, (ii) Chemical Bank New Jersey, National Association (formerly known as Princeton Bank and Trust, National Association) in its capacity as investment adviser to The Hanover Small Capitalization Growth Fund, (iii) Texas Commerce Bank, National Association in its capacity as investment adviser to The Hanover Short Term U.S. Government Fund, (iv) Van Deventer & Hoch in its capacity as investment advisor to The Hanover American Value Fund, (v) Furman Selz Incorporated, in its capacity as Hanover's administrator and (vi) Hanover Funds Distributor, Inc., in its capacity as Hanover's distributor, in each case to the effect that, as of the Effective Time of the Reorganization, such entity is not aware that any of the representations and warranties of Hanover herein is not true in all material respects.

       (c) Portfolio Securities. All securities to be acquired by each MFG Portfolio in the Reorganization shall have been approved for acquisition by the investment adviser of such MFG Portfolio as consistent with the investment policies of such MFG Portfolio and all such securities on the books of the Corresponding Hanover Portfolio that are not readily marketable shall be valued on the basis of an evaluation by an independent appraiser acceptable to both Hanover and MFG at the expense of Chemical Banking Corporation and/or The Chase Manhattan Corporation, taking into account the information contained in the Schedule.

       (d) Regulatory Approval. The Registration Statement, the First N-1A Amendment and the Second N-1A Amendment shall each have been declared effective by the Commission, no stop orders under the Securities Act pertaining thereto shall have been issued and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

       (e) Tax Opinion. MFG shall have received the opinion of Simpson
    Thacher & Bartlett, dated on or before the date of the Closing, addressed to and in form and substance satisfactory to MFG, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to each Hanover Portfolio and its Corresponding MFG Portfolio, and to shareholders of each Hanover Portfolio. For purposes of rendering their opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification as to factual matters, upon the statements made in this Agreement, the prospectus/proxy statement which will be distributed to the shareholders of the Hanover Portfolios in connection with the Reorganization, and upon such other written representations as the President of each of Hanover and MFG will have verified as of the Effective Time of the Reorganization. The opinion of Simpson Thacher & Bartlett will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of Code with respect to each Hanover Portfolio and its Corresponding MFG Portfolio; (ii) no gain or loss will be recognized by any of the Hanover Portfolios or the Corresponding MFG Portfolios upon the transfer of all the assets and liabilities, if any, of each Hanover Portfolio to its Corresponding MFG Portfolio solely in exchange for MFG Portfolio Shares or upon the distribution of the MFG Portfolios Shares to the holders of Hanover Portfolio Shares solely in exchange for all of their Hanover Portfolios Shares; (iii) no gain or loss will be recognized by shareholders of any of the Hanover Portfolios upon the exchange of such Hanover Portfolio Shares solely for MFG Portfolio Shares; (iv) the holding period and tax basis of the MFG Portfolio Shares received by each holder of Hanover Portfolio Shares pursuant to the Reorganization will be the same as the holding period (provided the Hanover Portfolio Shares were held as a capital asset on the date of the Reorganization) and tax basis of the Hanover Portfolio Shares held by the shareholder immediately prior to the Reorganization; and (v) the holding period and tax basis of the assets of each of the Hanover Portfolios acquired by its Corresponding MFG Portfolio will be the same as the holding period and tax basis of those assets to each of the Hanover Portfolios immediately prior to the Reorganization.

       The payment by Chemical Banking Corporation and/or The Chase Manhattan Corporation of the related Reorganization expenses referred to in Section 10 hereof will not affect the opinions set forth above regarding the tax consequences of the exchanges by Hanover and the shareholders of Hanover; however, Simpson Thacher & Bartlett will express no opinion as to any federal income tax consequences to any of the parties of the payment of such expenses by Chemical Banking Corporation and/or The Chase Manhattan Corporation.

       (f) Opinion of Counsel. MFG shall have received the opinion of Simpson Thacher & Bartlett, as counsel for Hanover, dated as of the date of the Closing, addressed to and in form and substance satisfactory to MFG, to the effect that (i) Hanover is a corporation duly organized and validly existing under the laws of the State of Maryland and each Hanover Portfolio is a validly existing series of shares of such corporation; (ii) Hanover is an open-end investment company of the management type registered under the Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action of Hanover and this Agreement has been duly executed and delivered by Hanover and is a valid and binding obligation of Hanover enforceable against Hanover in accordance with its terms, except as affected by bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other similar laws relating to or affecting creditors' rights generally, general equitable principles (whether considered in a proceeding in equity or at law) and an implied covenant of good faith and fair dealing; (iv) to such counsel's knowledge, no consent, approval, order or other authorization of any federal or New York state or Maryland state court or administrative or regulatory agency is required for Hanover to enter into this Agreement or carry out its terms that has not already been obtained other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of Hanover; (v) to such counsel's knowledge, Hanover is not in breach or violation of any material contract listed on Schedule II hereto to which it is a party, which breach or violation would (a) affect the ability of Hanover to enter into this Agreement or consummate the transactions contemplated hereby, including the Reorganization, or (b) have a material adverse effect on the business or financial condition of Hanover; and (vi) to such counsel's knowledge, no federal or New York state or Maryland state administrative or regulatory proceeding is pending or threatened against Hanover which would (a) affect the ability of Hanover to enter into this Agreement or consummate the transactions contemplated hereby, including the Reorganization, or (b) have a material adverse effect on the business or financial condition of Hanover. In rendering such opinion, Simpson Thacher & Bartlett may rely on the opinion of Maryland counsel as to matters relating to Maryland law, and on certificates of officers and/or trustees of Hanover as to factual matters.

       (g) Vote by the Sole Shareholder of Vista U.S. Government Securities Fund and Vista American Value Fund. VBDS shall have voted, immediately after becoming the sole shareholder of Institutional Class shares of Vista U.S. Government Securities Fund of MFG, and prior to the receipt by Hanover of any Vista U.S. Government Securities Fund shares and VBDS shall have voted, immediately after becoming the sole shareholder of shares of Vista American Value Fund of MFG, and prior to the receipt by Hanover of any of Vista American Value Fund shares, to:

           (i) approve the investment advisory agreement between MFG and The Chase Manhattan Bank, N.A. with respect to Vista U.S. Government Securities Fund and Vista American Value Fund as contemplated by
       Section 7(f) hereof;

           (ii) approve the investment sub-advisory agreement between The Chase Manhattan Bank, N.A. and Van Deventer & Hoch as contemplated by
       Section 7(f) hereof (to be voted on only in the case of the sole shareholder of Vista American Value Fund) or the investment sub-advisory agreement between The Chase Manhattan Bank, N.A. and Chase Asset Management, Inc. as contemplated by Section 7(f) hereof (to be voted on only in the case of the sole shareholder of Vista U.S. Government Securities Fund);

           (iii) approve MFG's distribution plan pursuant to Rule 12b-1 under the Act for shares of Vista American Value Fund as contemplated by
       Section 7(f) hereof (to be voted on only in the case of the sole shareholder of Vista American Value Fund);

           (iv) approve all persons who are to be Trustees of MFG effective upon consummation of the Reorganization as Trustees of MFG; and

           (v) approve the selection of Price Waterhouse LLP as MFG's independent auditors for the fiscal year ending October 31, 1996.

       (h) Contract Terminations. Hanover shall have terminated the agreements referred to in Section 6(e) of this Agreement as provided therein.

       (i) Bank Holding Company Merger. The merger of The Chase Manhattan Corporation with and into Chemical Banking Corporation shall have been consummated.

SECTION 9. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND
           REPRESENTATIONS

       (a) Amendments. The parties hereto may, by agreement in writing authorized by their respective Board of Trustees or Board of Directors, amend this Agreement at any time before or after approval hereof by the shareholders of Hanover or MFG or both, but after such approval, no amendment shall be made which substantially changes the terms hereof.

       (b) Waivers. At any time prior to the Effective Time of the Reorganization, either of the parties hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that neither party may waive the conditions set forth in Sections 7(c) or 8(d) hereof.

       (c) Termination by Hanover. Hanover may terminate this Agreement at any time prior to the Effective Time of the Reorganization by notice to MFG and The Chase Manhattan Corporation if (i) a material condition to its performance hereunder or a material covenant of MFG contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Agreement shall be made by MFG.

       (d) Termination by MFG. MFG may terminate this Agreement at any time prior to the Effective Time of the Reorganization by notice to Hanover and Chemical Banking Corporation if (i) a material condition to its performance hereunder or a material covenant of Hanover contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Agreement shall be made by Hanover.

       (e) Termination by Either Hanover or MFG. This Agreement may be terminated by Hanover or MFG at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Agreement by the shareholders of Hanover, without liability on the part of either party hereto, its respective Directors, Trustees, officers or shareholders, or Chemical Banking Corporation, on notice to the other parties in the event that such party's Board of Directors or Board of Trustees, as the case may be, determines that proceeding with this Agreement is not in the best interest of that party's shareholders. Unless the parties hereto shall otherwise agree in writing, this Agreement shall terminate without liability as of the close of business on July 31, 1996 if the Effective Time of the Reorganization is not on or prior to such date.

       (f) Survival. No representations, warranties or covenants in or pursuant to this Agreement (including certificates of officers), except for the provisions of Section 10 of this Agreement, shall survive the Reorganization.

SECTION 10. EXPENSES; INSURANCE

       (a) The expenses of the Reorganization will be borne by Chemical Banking Corporation and/or The Chase Manhattan Corporation. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
    (ii) expenses associated with the preparation and filing of the Registration Statement under the Securities Act covering the MFG Portfolio Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Corresponding MFG Portfolio Shares to be issued in connection herewith in each state in which shareholders of the Corresponding Hanover Portfolios are resident as of the date of the mailing of the Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

       (b) Chemical Banking Corporation and/or The Chase Manhattan Corporation agrees to purchase, prior to the Effective Time of the Reorganization, trustee and officers liability insurance coverage for the benefit of the Board of Directors of Hanover for a period of one year following the Closing, the coverage and policy limits to be no less favorable than those of the Hanover insurance coverage currently in existence.

SECTION 11. NOTICES

   Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

       (a) if to Hanover, to it at:
           237 Park Avenue
           New York, New York 10017
           Attention: Joan V. Fiore, Esq.
           Facsimile: (212) 808-3980

           with a copy to:

           Simpson Thacher & Bartlett
           425 Lexington Avenue
           New York, New York 10017
           Attention: Gary S. Schpero, Esq.
           Facsimile: (212) 455-2502

       (b) if to MFG, to it at:
           125 West 55th Street
           New York, New York 10019
           Attention: Ann Bergin
           Facsimile: (212) 581-6091

           with a copy to:

           Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
           919 Third Avenue
           New York, New York 10022
           Attention: Carl Frischling, Esq.
           Facsimile: (212) 715-8000

       (c) if to Chemical Banking Corporation, to it at:
           270 Park Avenue 48th Floor
           New York, New York 10017
           Attention: Gary N. Gordon
           Facsimile: (212) 270-4173

           with a copy to:

           c/o Chemical Bank
           270 Park Avenue
           New York, New York 10017
           Attention: Molly Sheehan, Esq.
           Facsimile: (212) 270-1224

       (d) if to The Chase Manhattan Corporation, to it at:
           c/o Vista Capital Management
           101 Park Avenue
           New York, New York 10178
           Attention: Leonard M. Spalding, Jr.
           Facsimile: (212) 907-6123

           with a copy to:

           c/o The Chase Manhattan Bank, N.A.
           One Chase Manhattan Plaza
           New York, New York 10081
           Attention: Deborah B. Oliver, Esq.
           Facsimile: (212) 552-4786

SECTION 12. GENERAL

   This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Agreement between the parties and may not be changed or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Hanover and MFG and delivered to each of the parties hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Nothing in this Agreement, expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Agreement.

   Copies of the Declaration of Trust, as amended, establishing MFG are on file with the Secretary of the Commonwealth of Massachusetts and with the City Clerk for the City of Boston, and notice is hereby given that this Agreement and Plan of Reorganization and Liquidation is executed on behalf of MFG by officers of MFG as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers, shareholders, employees or agents of MFG individually but are binding only upon the assets and property of MFG.


THIS AGREEMENT SHALL BE GOVERNED BY, AND CONSTRUED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK.


   IN WITNESS WHEREOF, the undersigned have executed this Agreement as of the date first above written.


                                        MUTUAL FUND GROUP

                                        By: /s/ Fergus Reid, III

                                        THE HANOVER INVESTMENT FUNDS, INC.

                                        By: /s/ W. Perry Neff


   Accepted and agreed to as to Sections 8(c) and 10:

CHEMICAL BANKING CORPORATION

By: /s/ William B. Harrison, Jr.

THE CHASE MANHATTAN CORPORATION

By: /s/ Leonard M. Spalding, Jr.

                                                                    SCHEDULE I
                                                                  to Agreement

        CORRESPONDING PORTFOLIOS OF THE HANOVER INVESTMENT FUNDS, INC.
                            AND MUTUAL FUND GROUP

Hanover Portfolios                                   Corresponding MFG Portfolios
---------------------------------------------        -------------------------------------
The Hanover Short Term U.S. Government Fund          Vista Short Term Bond Fund
The Hanover U.S. Government Securities Fund          Vista U.S. Government Securities Fund
The Hanover Blue Chip Growth Fund                    Vista Equity Fund
The Hanover Small Capitalization Growth Fund         Vista Small Cap Equity Fund
The Hanover American Value Fund                      Vista American Value Fund

                                                                   SCHEDULE II
                                                                  to Agreement

MATERIAL CONTRACTS OF MUTUAL FUND GROUP AND THE HANOVER INVESTMENT FUNDS, INC.

 I. Mutual Fund Group

    1. Investment Advisory Agreements between MFG and The Chase Manhattan Bank, N.A. with respect to each of the following portfolios.

       a. Vista Equity Fund, dated December 31, 1992.

       b. Vista Small Cap Equity Fund, dated December 19, 1994.

       c. Vista Short Term Bond Fund dated December 31, 1992.

    2. Administration Agreement between MFG and The Chase Manhattan Bank, N.A., dated as of January 1, 1989, as amended September 30, 1993.

    3. Distribution and Sub-Administration Agreement dated as of August 24, 1995, between MFG and Vista Broker-Dealer Services, Inc.

    4. Custodian Agreement, dated November 1, 1990, between MFG and The Chase Manhattan Bank, N.A.

    5. Transfer Agency Agreement, dated as of February 2, 1995, between MFG and DST Systems, Inc.

    6. Sub-Transfer Agency Agreement, dated as of January 1, 1995, between Buck Consultants, Inc. and MFG (applicable with respect to Small Cap Equity Fund only).

    7. Shareholder Servicing Agreement, dated as of August 19, 1987, between MFG and The Chase Manhattan Bank, N.A.

    8. Amendment to Shareholder Servicing Agreement, dated as of April 4, 1991, between MFG and The Chase Manhattan Bank, N.A. and Chase Lincoln First Bank, N.A.

    9. Shareholder Servicing Agreement, dated as of January 1, 1995, between Buck Consultants, Inc. and MFG (applicable with respect to Small Cap Equity Fund only).

   10. Share Purchase Agreement, dated August 28, 1987, between MFG and Vista Financial Services, Inc.

II. The Hanover Investment Funds, Inc.

    1. Investment Advisory Agreement, dated September 1, 1995, between Hanover and Texas Commerce Bank, National Association, with respect to The Hanover Short Term U.S. Government Fund.

    2. Investment Advisory Agreements, each dated December 18, 1992, between Hanover and The Portfolio Group, Inc. with respect to The Hanover U.S. Government Securities Fund and The Hanover Blue Chip Growth Fund.

    3. Investment Advisory Agreement, dated November 8, 1995, between Hanover and Chemical Bank New Jersey, National Association (formerly known as Princeton Bank and Trust Company, National Association) with respect to The Hanover Small Capitalization Growth Fund.

    4. Investment Advisory Agreement, dated October 13, 1994, between Hanover and Van Deventer & Hoch with respect to The Hanover American Value Fund.

    5. Distribution Agreement, dated December 18, 1992, between Hanover and Hanover Funds Distributor, Inc.

    6. Custodian Agreement, dated December 17, 1992, between Hanover and Chemical Bank.

    7. Administration Agreement, dated December 18, 1992, between Hanover and Furman Selz Incorporated.

    8. Accounting Services Agreement, dated February 1, 1995, between Hanover and Furman Selz Incorporated.

    9. Administration Agreement, dated December 17, 1992, and amended February 10, 1995, between Hanover and Chemical Bank.

   10. Transfer Agency Agreement, dated December 18, 1992, between Hanover and Chemical Bank.

   11. Sub-Transfer Agency Agreement, dated December 18, 1992, among Hanover, Chemical Bank and Furman Selz Incorporated.

   12. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Chemical Bank.

   13. Shareholder Servicing Agreement, dated December 18, 1992, between Hanover and Furman Selz Incorporated.

   14. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Chemical Bank New Jersey, N.A.

   15. Shareholder Servicing Agreement, dated July 15, 1994, between Hanover and Chemical Investment Services Corp.

   16. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Chemical Investor Services.

   17. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Chemical Bank Florida.

   18. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Chemical Trust Company of California.

   19. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Princeton Bank and Trust Company.

   20. Shareholder Servicing Agreement, dated May 10, 1995, between Hanover and Chemical FSB.

   21. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Texas Commerce Bank, National Association.

   22. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Chemical Securities, Inc.

   23. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Chemical Bank Delaware.

   24. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Texas Commerce Brokerage Company.

   25. Shareholder Servicing Agreement, dated December 17, 1992, between Hanover and Smith Barney Shearson.

                      STATEMENT OF ADDITIONAL INFORMATION

                              MUTUAL FUND GROUP


   This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated February 8, 1996 may be obtained by writing or calling Mutual Fund Group at 12 W. 55th Street, New York, New York 10022 (1-800-34-VISTA). Further information about Mutual Fund Group is contained in and incorporated by reference into its Statement of Additional Information relating to the Vista Large Cap Equity Fund and the Vista Short Term Bond Fund, dated March 1, 1995 (the "Vista Equity/Bond SAI"), its Statement of Additional Information relating to Class A Shares of the Vista Small Cap Equity Fund dated June 19, 1995 and its Statement of Additional Information relating to Institutional Shares of the Vista Small Cap Equity Fund dated January 8, 1996 (collectively, the "Vista Small Cap SAI"), its Statement of Additional Information relating to the Vista U.S. Government Securities Fund, dated the date hereof, and its Statement of Additional Information relating to the Vista American Value Fund, dated the date hereof, each of which is incorporated herein by reference. Also incorporated herein by reference are the audited financial statements of Mutual Fund Group relating to the Vista Short Term Bond Fund, the Vista Large Cap Equity Fund (currently known as the Vista Equity Fund) and the Vista Small Cap Equity Fund included in the Annual Report to Shareholders of Mutual Fund Group for the fiscal year ended October 31, 1995, and the audited financial statements of The Hanover Investment Funds, Inc. relating to The Hanover U.S. Government Securities Fund and The Hanover American Value Fund included in the Annual Report to Shareholders of The Hanover Investment Funds, Inc. for the fiscal year ended November 30, 1995.

                February 8, 1996

   Upon consummation of the Reorganization, the investment restrictions and policies set forth in the Vista Equity/Bond SAI under the caption "Investment Restrictions" will be revised as set forth below with respect to each of the Vista Large Cap Equity Fund and the Vista Short Term Bond Fund, and the investment restrictions and policies set forth in the Vista Small Cap SAI under the caption "Investment Restrictions" will be revised as set forth below with respect to the Vista Small Cap Equity Fund, assuming, with respect to fundamental restrictions, that shareholder approvals of the changes thereby effected are obtained with respect to such Vista Portfolio:

   As matter of fundamental policy, each such Vista Portfolio will not be permitted to:

   (1) borrow money, except that each Vista Portfolio may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Vista Portfolio's total assets must be repaid before the Vista Portfolio may make additional investments;

   (2) make loans, except that each Vista Portfolio may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objective and policies;
   (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one- third of the value of its total assets;

   (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Vista Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Vista Portfolio's permissible futures and options transactions in U.S. government securities, positions in such options and futures shall not be subject to this restriction;

   (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Vista Portfolio from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

   (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Vista Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Vista Portfolio in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

   (6) issue any senior security (as defined in the 1940 Act), except that (a) a Vista Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Vista Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Vista Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Vista Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

   (7) underwrite securities issued by other persons except insofar as a Vista Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

   For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

   In addition, each such Vista Portfolio will be subject to the following nonfundamental restrictions which may be changed without shareholder approval:

   (1) Each Vista Portfolio may not, with respect to 50% (75% with respect to the Vista Short Term Bond Fund and the Vista Large Cap Equity Fund) of its assets, hold more than 10% of the outstanding voting securities of an issuer.

   (2) Each Vista Portfolio may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Vista Portfolio.

   (3) Each Vista Portfolio may not purchase or sell interests in oil, gas or mineral leases.

   (4) Each Vista Portfolio may not invest more than 15% of its net assets in illiquid securities.

   (5) Each Vista Portfolio may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Vista Portfolio's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

   (6) Each Vista Portfolio may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

   Notwithstanding any other investment policy or restriction, a Vista Portfolio may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Vista Portfolio.

   If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage or ratings resulting from any cause other than actions by a Vista Portfolio will not be considered a violation. If the value of a Vista Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

   It is Vista's position that proprietary strips such as CATS and TIGRS are United States Government securities. However, Vista has been advised that the staff of the Commission's Division of Investment Management does not consider these to be United States Government securities, as defined under the Investment Company Act of 1940, as amended.

   For purposes of the Vista Portfolios' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

                               MUTUAL FUND GROUP
                         PRO FORMA FINANCIAL STATEMENTS





                       See notes to financial statements.

                           VISTA SHORT-TERM BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995
                                   Unaudited

                                                                            Vista         Vista
                                                                         Short-Term     Short-Term
                                                                            Bond           Bond
Issuer                                                                    Principal       Value
--------------------------------------    ----------------------------   ----------     -----------
LONG-TERM INVESTMENTS
CORPORATE BONDS AND NOTES
Financial Services--
Associates Corp., N.A.                      6.000%, due 12/01/95          $1,000,000    $  999,400
CNA Financial                               8.625%, due 03/01/96             500,000       503,685
Dow Capital BV                              5.750%, due 09/15/97             250,000       248,470
Dow Capital BV                              8.250%, due 02/15/96             500,000       502,820
Ford Motor Credit Corp.                     9.850%, due 02/27/96           1,000,000     1,011,430
General Motors Acceptance Corp.             7.750%, due 12/10/96             200,000       203,698
Household Finance Corp.                     7.500%, due 03/15/97             500,000       510,160
Lehman Brothers Holdings                    5.890%, due 01/12/99           1,000,000       977,290
Merrill Lynch                               5.875%, due 12/01/95             900,000       899,298
Morgan Stanley Group                        8.875%, due 04/01/96             475,000       480,154
PACCAR Financial Corp.                      4.530%, due 10/21/96           1,400,000     1,380,750
                                                                                         ----------
                                                                                         7,717,155
                                                                                         ----------
Food and Beverage Products--
PepsiCo, Inc.,                              5.000%, due 02/24/97             215,000       212,439
PepsiCo, Inc.                               7.875%, due 08/15/96             500,000       506,930
                                                                                         ----------
                                                                                           719,369
                                                                                         ----------
Telecommunications--
Pacific Northwest Bell Telephone Corp.      7.500%, due 12/01/96           1,000,000     1,015,160
Southwestern Bell Telephone Corp.           8.300%, due 06/01/96             500,000       506,440
                                                                                         ----------
                                                                                         1,521,600
                                                                                         ----------
TOTAL CORPORATE BONDS AND NOTES                                                          9,958,124
                                                                                         ----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasury Notes                         4.000%, due 01/31/96              --             --
                                            4.375%, due 08/15/96           2,000,000     1,981,240
                                            5.375%, due 05/31/98              --             --
                                            5.625%, due 10/31/97             500,000       500,155
                                            5.875%, due 05/31/96           2,000,000     2,003,120
                                            6.000%, due 11/30/97           2,000,000     2,014,680
                                            6.000%, due 12/31/97             750,000       755,505
                                            6.125%, due 05/31/97              --             --
                                            6.125%, due 05/31/97           1,000,000     1,007,190
                                            6.125%, due 05/15/98           1,000,000     1,010,470
                                            6.250%, due 08/31/00              --             --
                                            6.500%, due 04/30/97              --             --
                                            6.500%, due 08/15/97              --             --
                                            6.500%, due 08/15/97           1,400,000     1,420,342
                                            6.750%, due 05/31/97           2,000,000     2,032,820
                                            6.875%, due 10/31/96              --             --
                                            7.000%, due 09/30/96           1,500,000     1,518,285
                                            7.250%, due 02/15/98             500,000       516,560
                                            7.375%, due 11/15/97           2,500,000     2,581,650
                                            7.500%, due 01/31/97           1,000,000     1,022,340
                                            8.750%, due 10/15/97           1,000,000     1,056,870
                                                                                        ----------
                                                                                        19,421,227
                                                                                        ----------

                       See notes to financial statements.

                                            Hanover         Hanover
                                           Short-Term     Short-Term   Pro-Forma    Pro-Forma
                                           U.S. Gov't     U.S. Gov't    Combined     Combined
Issuer                                     Principal         Value     Principal      Value
--------------------------------------    ------------    -----------     -------   ----------
LONG-TERM INVESTMENTS
CORPORATE BONDS AND NOTES
Financial Services--
Associates Corp., N.A.                    $    --         $    --     $1,000,000   $   999,400
CNA Financial                                  --              --        500,000       503,685
Dow Capital BV                                 --              --        250,000       248,470
Dow Capital BV                                 --              --        500,000       502,820
Ford Motor Credit Corp.                        --              --      1,000,000     1,011,430
General Motors Acceptance Corp.                --              --        200,000       203,698
Household Finance Corp.                        --              --        500,000       510,160
Lehman Brothers Holdings                       --              --      1,000,000       977,290
Merrill Lynch                                  --              --        900,000       899,298
Morgan Stanley Group                           --              --        475,000       480,154
PACCAR Financial Corp.                         --              --      1,400,000     1,380,750
                                                           ----------              -----------
                                                               --                    7,717,155
                                                           ----------              -----------
Food and Beverage Products--
PepsiCo, Inc.,                                 --              --        215,000       212,439
PepsiCo, Inc.                                  --              --        500,000       506,930
                                                           ----------              -----------
                                                               --                      719,369
                                                           ----------              -----------
Telecommunications--
Pacific Northwest Bell Telephone Corp.         --              --      1,000,000     1,015,160
Southwestern Bell Telephone Corp.              --              --        500,000       506,440
                                                           ----------              -----------
                                                               --                    1,521,600
                                                           ----------              -----------
TOTAL CORPORATE BONDS AND NOTES                                --                    9,958,124
                                                           ----------              -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasury Notes                          722,000         719,278     722,000       719,278
                                               --              --      2,000,000     1,981,240
                                           1,747,000       1,733,845   1,747,000     1,733,845
                                               --              --        500,000       500,155
                                               --              --      2,000,000     2,003,120
                                               --              --      2,000,000     2,014,680
                                               --              --        750,000       755,505
                                           1,429,000       1,439,260   1,429,000     1,439,260
                                               --              --      1,000,000     1,007,190
                                               --              --      1,000,000     1,010,470
                                           1,497,000       1,527,105   1,497,000     1,527,105
                                             764,000         773,519     764,000       773,519
                                           1,640,000       1,663,780   1,640,000     1,663,780
                                               --              --      1,400,000     1,420,342
                                               --              --      2,000,000     2,032,820
                                             266,000         269,253     266,000       269,253
                                               --              --      1,500,000     1,518,285
                                               --              --        500,000       516,560
                                               --              --      2,500,000     2,581,650
                                               --              --      1,000,000     1,022,340
                                               --              --      1,000,000     1,056,870
                                           ----------     ----------               -----------
                                                           8,126,040                27,547,267
                                           ----------     ----------               -----------

                       See notes to financial statements.

                                                                                       Vista          Vista
                                                                                     Short-Term    Short-Term
                                                                                        Bond          Bond
Issuer                                                                               Principal        Value
-------------------------------------------    ---------------------------------   ------------    ----------
Federal Home Loan Bank                           4.444%, due 10/22/96              $1,000,000      $   973,740
                                                                                                     --------
Federal National Mortgage Association            5.680%, due 10/07/96               1,000,000          999,690
("FNMA")                                         6.270%, due 04/03/96               1,000,000        1,002,600
                                                                                                     --------
                                                                                                     2,002,290
                                                                                                     --------
Federal National Mortgage Association
  Series 1991-131 Class G TAC CMO REMIC          7.600% due 10/25/98                      --            --
                                                                                                     --------
TOTAL U.S. GOVERNMENT AND AGENCY
  OBLIGATIONS                                                                                       22,397,257
                                                                                                     --------
TOTAL LONG-TERM INVESTMENTS                                                                         32,355,381
                                                                                                     --------
SHORT-TERM INVESTMENTS
  REPURCHASE AGREEMENT
Morgan Stanley & Co., Inc.                       5.850%, due 11/01/95
 Dated 10/31/95; Proceeds $3,230,525,
  Secured by FNMA REMIC; $223,444 at 5.70%,
  due 3/25/08; FNMA REMIC, Interest Only,
  $88,398,000, due 8/25/20; Market Value
  $3,534,388
TOTAL SHORT-TERM INVESTMENTS                                                        3,230,000        3,230,000
                                                                                                     --------
TOTAL INVESTMENTS                                                                                  $35,585,381
                                                                                                     ========

                                                   Hanover           Hanover
                                                 Short-Term         Short-Term        Pro-Forma        Pro-Forma
                                                 U.S. Gov't         U.S. Gov't        Combined          Combined
Issuer                                            Principal           Value           Principal          Value
-------------------------------------------    ---------------    ---------------    ------------    --------------
Federal Home Loan Bank                           $   --             $    --          $1,000,000       $   973,740
                                                 ----------         -------------                      ------------
Federal National Mortgage Association                --                  --           1,000,000           999,690
("FNMA")                                             --                  --           1,000,000         1,002,600
                                                 ----------         -------------                      ------------
                                                                         --                             2,002,290
                                                                    -------------                      ------------
Federal National Mortgage Association
  Series 1991-131 Class G TAC CMO REMIC           2,041,740           2,106,323       2,041,740         2,106,323
                                                 ----------         -------------                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY
  OBLIGATIONS                                                        10,232,363                        32,629,620
                                                                    -------------                      ------------
TOTAL LONG-TERM INVESTMENTS                                          10,232,363                        42,587,744
                                                                    -------------                      ------------
SHORT-TERM INVESTMENTS
  REPURCHASE AGREEMENT
Morgan Stanley & Co., Inc.
 Dated 10/31/95; Proceeds $3,230,525,
  Secured by FNMA REMIC; $223,444 at 5.70%,
  due 3/25/08; FNMA REMIC, Interest Only,
  $88,398,000, due 8/25/20; Market Value
  $3,534,388
TOTAL SHORT-TERM INVESTMENTS                          --                 --           3,230,000         3,230,000
                                                                    -------------                      ------------
TOTAL INVESTMENTS                                                   $10,232,363                       $45,817,744
                                                                    =============                      ============

------------
REMIC = Real Estate Mortgage Investment Conduit

                       See notes to financial statements.

                           VISTA SHORT TERM BOND FUND
                PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                                   10/31/95
                                  Unaudited

                                                         Vista           Hanover
                                                       Short-Term       Short-Term       Pro Forma        Pro Forma
                                                          Bond           US Gov't       Adjustments       Combined
                                                     --------------    ------------    -------------   --------------
ASSETS:
Investment securities, at value                       $35,585,381      $ 10,232,363      $      0       $ 45,817,744
Cash                                                           60            14,289             0             14,349
Receivables
 Interest                                                 556,618           171,003             0            727,621
 Shares of beneficial interest sold                       197,584                 0             0            197,584
 Other receivables                                              0            44,989             0             44,989
Other Assets                                                  553                 0             0                553
                                                        ------------     ----------      -----------     ------------
   Total assets                                        36,340,196        10,462,644             0         46,802,840
                                                        ------------     ----------      -----------     ------------
LIABILITIES:
Dividends payable                                           9,779            46,903             0             56,682
Other liabilities                                               0               904             0                904
Accrued liabilities:
 Distribution fee                                             907                 0             0                907
 Fund accounting fees                                           0             2,747             0              2,747
 Shareholder servicing fees                                     0             2,214             0              2,214
 Sub-administration fee                                     1,512                 0             0              1,512
 Payable to custodian                                           0             2,106             0              2,106
 Other                                                     82,250             8,282             0             90,532
                                                        ------------     ----------      -----------     ------------
   Total liabilities                                       94,448            63,156             0            157,604
                                                        ------------     ----------      -----------     ------------

NET ASSETS
Paid in capital                                        36,437,682        11,160,201             0         47,597,883
Accumulated undistributed net investment income            41,697                 0             0             41,697
Accumulated undistributed net realized gain
  (loss) on investment transactions                      (398,582)         (834,554)            0         (1,233,136)
 Net unrealized appreciation of investments               164,951            73,841             0            238,792
                                                        ------------     ----------      -----------     ------------
   Net assets                                         $36,245,748      $ 10,399,488             0       $ 46,645,236
                                                        ============     ==========      ===========     ============
Net assets by class
 A                                                    $         0      $ 10,399,488             0       $ 10,399,488
                                                        ------------     ----------      -----------     ------------
 I                                                     36,245,748                 0             0         36,245,748
                                                        ------------     ----------      -----------     ------------
   Total combined net assets by class                 $36,245,748      $ 10,399,488             0       $ 46,645,236
                                                        ============     ==========      ===========     ============
Shares of beneficial interest outstanding (no par
  value; unlimited number of shares authorized):
 A                                                              0         1,064,431       (32,735)(11)     1,031,695
                                                        ============     ==========      ===========     ============
 I                                                      3,595,666                 0             0          3,595,666
                                                        ============     ==========      ===========     ============
Net asset value and redemption price per share
  Class A (net assets/shares outstanding)             $      0.00      $       9.77      $   0.00       $      10.08
                                                        ============     ==========      ===========     ============
Net asset value and redemption price per share
  Class I (net assets/shares outstanding)             $     10.08      $       0.00      $   0.00       $      10.08
                                                        ============     ==========      ===========     ============
Cost of Investments                                   $35,420,430      $10,162,364       $      0       $ 45,582,794
                                                        ============     ==========      ===========     ============


                       See notes to financial statements.

                           VISTA SHORT TERM BOND FUND
                       PRO FORMA STATEMENT OF OPERATIONS
                               For the year ended
                                    10/31/95
                                   Unaudited

                                          Vista             Hanover
                                        Short-Term         Short-Term           Pro Forma       Pro Forma
                                           Bond             US Gov't           Adjustments       Combined
                                       --------------    ----------------  ----------------    -----------
INTEREST INCOME                         $1,956,373          $783,165          $       0          $2,739,538
                                         ------------     --------------     --------------     ---------
EXPENSES
Distribution fees
 A                                               0                 0             25,999(1),(5)       25,999
 I                                          85,353                 0            (85,353)(4)               0
Fund Accounting                                  0            30,602            (30,602)(8)               0
Insurance                                        0               581                  0                 581
Shareholder Servicing fees
 A                                               0            26,198               (199)(5)          25,999
 I                                               0                 0             90,614(3)           90,614
Administration fees                         34,141             5,615              4,784(1)           44,540
Advisory fees                               85,353            43,674            (17,675)(1)         111,352
Sub-Administration fees                     17,071             3,744              1,456(1)           22,271
Professional fees                           31,804            10,450            (10,450)(8)          31,804
Custodian fees                                   0             7,687             48,978(6)           56,665
Printing and postage                         2,646             7,305                  0               9,951
Registration costs                             496            14,454                  0              14,950
Transfer agent fees
 A                                               0             6,694              1,434(7)            8,128
 I                                          37,383                 0            (18,513)(7)          18,870
Trustee fees                                 1,874             1,047               (595)(9)           2,326
Amortization of organizational
  costs                                      6,730            16,334            (16,334)(8)           6,730
Other                                        3,614             2,822                  0               6,436
                                         ------------     --------------     ----------------      ---------
   Total expenses                          306,465           177,207             (6,457)            477,215
                                         ------------     --------------     ----------------      ---------
 Less net amounts waived/borne  by
  the Administrator,  Shareholder
  Servicing
   Agents, Adviser and
   Distributor                             197,311            87,138            (22,226)(10)        262,223
                                         ------------     --------------     ----------------      ---------
  Net expenses                             109,154            90,069             15,770             214,993
                                         ------------     --------------     ----------------      ---------

   Net investment income                 1,847,219           693,096            (15,770)          2,524,545
                                         ------------     --------------     ----------------      ---------
REALIZED AND UNREALIZED  GAIN/
  (LOSS) ON  INVESTMENTS
Realized gain (loss) on
  investment transactions                   (1,467)           12,101                  0              10,634
Change in net unrealized
  appreciation/depreciation of
  investments                              556,820           218,793                  0             775,613
                                         ------------     --------------     ----------------      ---------
Net realized and unrealized gain
  on  investments                          555,353           230,894                  0             786,247
                                         ------------     --------------     ----------------      ---------
   Net increase in net assets
     from operations                    $2,402,572          $923,990          $  (15,770)        $3,310,792
                                         ============     ==============     ================      =========

                       See notes to financial statements.

                             VISTA LARGE CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                                  Unaudited

                                   Vista       Vista        Hanover       Hanover      Pro-Forma     Pro-Forma
                                  Equity       Equity      Blue Chip     Blue Chip     Combined       Combined
Issuer                            Shares       Value         Shares        Value        Shares         Value
------------------------------     -------    ----------   ----------    ----------    ----------   ------------
LONG-TERM INVESTMENTS--
COMMON STOCK--
Advertising--
Katz Media Group, Inc.*             --          $--          28,000      $  504,000     28,000       $  504,000
                                               --------                    --------                   ----------

Aerospace--
AlliedSignal, Inc.,                9,400       399,500         --            --          9,400          399,500
General Dynamics Corp.              --           --          20,000       1,107,500     20,000        1,107,500
General Motors Class H            14,500       609,000
Loral Corp.                       16,800       497,700         --            --         16,800          497,700
United Technologies, Corp.         4,800       426,000         --            --          4,800          426,000
                                               --------                    --------                   ----------
                                             1,932,200                    1,107,500                   3,039,700
                                               --------                    --------                   ----------
Agriculture--
Case Corp.                        10,500       400,312         --            --         10,500          400,312
Deere & Co                         5,400       482,625         --            --          5,400          482,625
                                               --------                    --------                   ----------
                                               882,937                       --                         882,937
                                               --------                    --------                   ----------
Airlines--
AMR Corp.*                         4,300       283,800         --            --          4,300          283,800
                                               --------                    --------                   ----------

Automotive--
Chrysler Corp.                     7,602       392,453         --            --          7,602          392,453
Echlin, Inc.                      16,300       582,725         --            --         16,300          582,725
Ford Motor Company                16,500       474,375         --            --         16,500          474,375
General Motors Corp.               7,300       319,375         --            --          7,300          319,375
                                               --------                    --------                   ----------
                                             1,768,928                       --                       1,768,928
                                               --------                    --------                   ----------

Banking--
Bank of New York Company, Inc.    14,400       604,800         --            --         14,400          604,800
BayBanks, Inc.                      --           --          13,000       1,053,000     13,000        1,053,000
Citicorp                          14,200       921,225         --                       14,200          921,225
Fifth Third Bancorp                 --           --          25,000       1,681,250     25,000        1,681,250
First Bank System Inc.             7,800       388,050         --            --          7,800          388,050
First Interstate Bankcorp          3,500       451,500         --            --          3,500          451,500
Great Western Financial Corp.       --           --          51,200       1,158,400     51,200        1,158,400
NationsBank Corp.                  5,400       355,050         --            --          5,400          355,050
Norwest Corp.                      8,500       250,750         --            --          8,500          250,750
                                               --------                    --------                   ----------
                                             2,971,375                    3,892,650                   6,864,025
                                               --------                    --------                   ----------

Chemicals--
Air Products & Chemicals, Inc.    10,000       516,250         --            --         10,000          516,250
duPont (EI) deNemours and Co.     12,800       798,400         --            --         12,800          798,400
Eastman Chemical Co.               6,700       398,650         --            --          6,700          398,650
Union Carbide Corp. Holding Co.     --           --          44,900       1,700,588     44,900        1,700,588
                                               --------                    --------                   ----------
                                             1,713,300                    1,700,588                   3,413,888
                                               --------                    --------                   ----------

                       See notes to financial statements.

                             VISTA LARGE CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                         Vista       Vista        Hanover        Hanover         Pro-Forma      Pro-Forma
                                        Equity       Equity      Blue Chip      Blue Chip        Combined       Combined
Issuer                                  Shares       Value         Shares         Value           Shares          Value
------------------------------------     -------    ----------   ----------   --------------     ----------   -------------
Computer Software--
Automatic Data Processing, Inc.           --          $--          20,000       $1,430,000        20,000       $1,430,000
Cisco Systems, Inc.*                      --           --          18,100        1,402,750        18,100        1,402,750
Computer Associates International
  Inc.                                  12,750       701,250         --             --            12,750          701,250
First Data Corp.                          --           --          17,700        1,170,412        17,700        1,170,412
General Motors Corp., Class E           10,600       499,525         --             --            10,600          499,525
                                                     --------                    ------------                   -----------
                                                   1,200,775                     4,003,162                      5,203,937
                                                     --------                    ------------                   -----------
Computers/Computer Hardware--
Apple Computer Inc.                      9,400       341,338         --             --             9,400          341,338
Compaq Computer Corp.*                  22,400     1,248,800         --             --            22,400        1,248,800
Seagate Technology, Inc.*                 --           --          25,800        1,154,550        25,800        1,154,550
Sun Microsystems, Inc.*                 21,700     1,692,600         --             --            21,700        1,692,600
                                                     --------                    ------------                   -----------
                                                   3,282,738                     1,154,550                      4,437,288
                                                     --------                    ------------                   -----------
Construction Machinery--
Caterpillar Inc.                        12,500       701,563         --             --            12,500          701,563
                                                     --------                    ------------                   -----------

Consumer Products--
Black & Decker Corp.                    17,100       579,262         --             --            17,100          579,262
Philip Morris Companies, Inc             5,300       447,850         --             --             5,300          447,850
Procter & Gamble Co.                     4,600       372,600       18,000        1,458,000        22,600        1,830,600
Whirlpool Corp.                          8,000       424,000         --             --             8,000          424,000
                                                     --------                    ------------                   -----------
                                                   1,823,712                     1,458,000                      3,281,712
                                                     --------                    ------------                   -----------
Diversified--
ITT Corp.                                2,600       318,500         --             --             2,600          318,500
Textron, Inc.                            6,500       446,875         --             --             6,500          446,875
                                                     --------                    ------------                   -----------
                                                     765,375                        --                            765,375
                                                     --------                    ------------                   -----------
Electronics/Electrical Equipment--
AMP, Inc.                                 --           --          33,000        1,295,250        33,000        1,295,250
Eaton Corp.                              5,300       271,625         --             --             5,300          271,625
Emerson Electric Co.                      --           --          18,200        1,296,750        18,200        1,296,750
General Electric Co.                     5,400       341,550       22,000        1,391,500        27,400        1,733,050
Hewlett-Packard Co.                      4,000       370,500       15,000        1,389,375        19,000        1,759,875
Lattice Semiconductor Corp.*              --           --          29,000        1,138,250        29,000        1,138,250
Littelfuse, Inc.*                         --           --          37,000        1,202,500        37,000        1,202,500
Texas Instruments Inc.                  16,300     1,112,475         --             --            16,300        1,112,475
                                                     --------                    ------------                   -----------
                                                   2,096,150                     7,713,625                      9,809,775
                                                     --------                    ------------                   -----------
Environmental Services--
Browning-Ferris Industries, Inc.        12,800       372,800         --             --            12,800          372,800
WMX Technologies, Inc.                    --           --          34,000          956,250        34,000          956,250
                                                     --------                    ------------                   -----------
                                                     372,800                       956,250                      1,329,050
                                                     --------                    ------------                   -----------
Entertainment--
Time Warner, Inc.                         --           --          30,000        1,095,000        30,000        1,095,000
                                                     --------                    ------------                   -----------
Federal Credit Agencies--
Federal National Mortgage
  Association                             --           --          10,000        1,048,750        10,000        1,048,750
                                                     --------                    ------------                   -----------

                       See notes to financial statements.

                             VISTA LARGE CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                      Vista       Vista        Hanover       Hanover      Pro-Forma      Pro-Forma
                                     Equity       Equity      Blue Chip     Blue Chip     Combined        Combined
Issuer                               Shares       Value         Shares        Value        Shares          Value
---------------------------------     -------    ----------   ----------    ----------    ----------   -------------
Financial Services--
American General Delaware            17,000     $  558,875        --        $   --         17,000       $   558,875
Countrywide Credit Industries,
  Inc.                                 --           --          45,000        995,625      45,000           995,625
Dean Witter, Discover & Co.           9,300        462,675        --            --          9,300           462,675
Donaldson Lufkin & Jenrette Inc.*    10,000        297,500        --            --         10,000           297,500
Federal Home Loan Mortgage Corp.      5,000        346,250        --            --          5,000           346,250
Federal National Mortgage Assoc.      6,900        723,638        --            --          6,900           723,638
                                                  --------                    --------                   -----------
                                                 2,388,938                    995,625                     3,384,563
                                                  --------                    --------                   -----------
Food/Beverages--
Anheuser-Busch Companies, Inc.        5,000        330,000        --            --          5,000           330,000
Archer Daniels-Midland Corp.         16,275        262,434        --            --         16,275           262,434
Coca-Cola Co.                         4,800        345,000        --            --          4,800           345,000
Coca-Cola Enterprises, Inc.          11,000        292,875        --            --         11,000           292,875
ConAgra, Inc.                        11,500        444,188        --            --         11,500           444,188
PepsiCo., Inc.                        9,200        485,300      25,000      1,318,750      34,200         1,804,050
Quaker Oats Co                        8,300        283,238        --            --          8,300           283,238
Sara Lee Corp.                       10,700        314,313        --            --         10,700           314,313
                                                  --------                    --------                   -----------
                                                 2,757,348                  1,318,750                     4,076,098
                                                  --------                    --------                   -----------
Health Care--
Abbott Laboratories                    --           --          26,000      1,033,500      26,000         1,033,500
Amgen, Inc.*                           --           --          20,000        960,000      20,000           960,000
Baxter International Inc.            14,000        540,750        --            --         14,000           540,750
Bristol-Myers Squibb Co.               --           --          15,000      1,143,750      15,000         1,143,750
Columbia/HCA Healthcare Corp.         9,000        442,125      16,000        786,000      25,000         1,228,125
Elan Corp. PLC Sponsored ADR*          --           --          24,000        963,000      24,000           963,000
Genzyme Corp.*                         --           --          21,600      1,258,200      21,600         1,258,200
Johnson & Johnson                      --           --           8,000        652,000       8,000           652,000
Manor Care, Inc.                     12,600        412,650        --            --         12,600           412,650
Medaphis Corp.*                        --           --          30,000        952,500      30,000           952,500
Pfizer, Inc.                           --           --          16,000        918,000      16,000           918,000
Tenet Healthcare Corp.,*             27,000        482,625        --            --         27,000           482,625
                                                  --------                    --------                   -----------
                                                 1,878,150                  8,666,950                    10,545,100
                                                  --------                    --------                   -----------
Insurance--
Allstate Corp.                        8,806        323,621        --            --          8,806           323,621
American International Group Inc.     7,650        645,469        --            --          7,650           645,469
American Re Corp.                      --           --          28,200      1,078,650      28,200         1,078,650
Chubb Corp.                           5,300        476,337        --            --          5,300           476,337
Exel Ltd.                              --           --          19,400      1,037,900      19,400         1,037,900
Selective Insurance Group              --           --          35,000      1,303,750      35,000         1,303,750
St. Paul Companies, Inc.              9,600        487,200        --            --          9,600           487,200
Transamerica Corp.                    5,000        338,750        --            --          5,000           338,750
                                                  --------                    --------                   -----------
                                                 2,271,377                  3,420,300                     5,691,677
                                                  --------                    --------                   -----------
Machinery--
Veeco Instruments, Inc.*               --           --          13,700        328,800      13,700           328,800
                                                  --------                    --------                   -----------

                       See notes to financial statements.

                             VISTA LARGE CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                     Vista       Vista        Hanover       Hanover      Pro-Forma      Pro-Forma
                                    Equity       Equity      Blue Chip     Blue Chip     Combined       Combined
Issuer                              Shares       Value         Shares        Value        Shares          Value
--------------------------------     -------    ----------   ----------    ----------    ----------   ------------
Mainfold Business Forms--
New England Business Service,
  Inc.                                --       $   --          43,000      $  827,750     43,000       $  827,750
                                                 --------                    --------                   ----------
Manufacturing--
Johnson Controls Inc.               13,600       792,200         --            --         13,600          792,200
Kennametal Inc.                      8,200       255,225         --            --          8,200          255,225
Tyco International Ltd.               --           --          23,900       1,451,925     23,900        1,451,925
Varity Corp.*                       18,500       670,625         --            --         18,500          670,625
                                                 --------                    --------                   ----------
                                               1,718,050                    1,451,925                   3,169,975
                                                 --------                    --------                   ----------
Medical Products--
Medtronic, Inc.                       --           --          40,000       2,310,000     40,000        2,310,000
                                                 --------                    --------                   ----------

Metals/Mining--
Aluminum Co. of America (ALCOA)     14,400       734,400         --            --         14,400          734,400
Inco, Ltd.                          20,100       690,938         --            --         20,100          690,938
Phelps Dodge Corp.                   5,000       316,875         --            --          5,000          316,875
                                                 --------                    --------                   ----------
                                               1,742,213                       --                       1,742,213
                                                 --------                    --------                   ----------
Oil & Gas--
Amoco Corp.                          6,800       434,350         --            --          6,800          434,350
British Petroleum PLC, ADR           5,000       441,250         --            --          5,000          441,250
Halliburton Company                 19,600       813,400         --            --         19,600          813,400
Mobil Corp.                          7,600       765,700         --            --          7,600          765,700
Panhandle Eastern Corp.             34,100       861,025         --            --         34,100          861,025
Phillips Petroleum Co.               8,500       274,125         --            --          8,500          274,125
Unocal Corp.                        14,800       388,500         --            --         14,800          388,500
Williams Companies, Inc.             9,100       351,487         --            --          9,100          351,487
                                                 --------                    --------                   ----------
                                               4,329,837                       --                       4,329,837
                                                 --------                    --------                   ----------
Paper/Forest Products--
Champion International Corp.        15,900       850,650         --            --         15,900          850,650
Mead Corp.                           9,100       524,387         --            --          9,100          524,387
Willamette Industries Inc.          10,700       620,600         --            --         10,700          620,600
                                                 --------                    --------                   ----------
                                               1,995,637                       --                       1,995,637
                                                 --------                    --------                   ----------
Pharmaceuticals--
Abbot Laboratories,                  7,500       298,125         --            --          7,500          298,125
Allergan, Inc.                      18,000       528,750         --            --         18,000          528,750
Schering-Plough Corp.                8,000       429,000         --            --          8,000          429,000
Upjohn Company                       6,200       314,650         --            --          6,200          314,650
Warner-Lambert Co.                   3,800       323,475         --            --          3,800          323,475
                                                 --------                    --------                   ----------
                                               1,894,000                       --                       1,894,000
                                                 --------                    --------                   ----------
Printing & Publishing--
Harcourt General, Inc.              14,200       562,675         --            --         14,200          562,675
                                                 --------                    --------                   ----------

Restaurants/Food Service--
McDonald's Corp.                     9,100       373,100         --            --          9,100          373,100
                                                 --------                    --------                   ----------

                       See notes to financial statements.

                             VISTA LARGE CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                             Vista       Vista        Hanover       Hanover     Pro-Forma     Pro-Forma
                                            Equity       Equity      Blue Chip     Blue Chip    Combined       Combined
Issuer                                      Shares       Value         Shares        Value       Shares         Value
----------------------------------------     -------    ----------   ----------    ----------    --------   -------------
Retailing--
American Stores Co.                         14,300     $  427,212        --       $    --        14,300      $   427,212
Barnes & Noble Inc.*                          --           --          37,300      1,361,450     37,300        1,361,450
Circuit City Stores, Inc.                   19,000        634,125        --            --        19,000          634,125
CompUSA, Inc.*                                --           --          34,000      1,300,500     34,000        1,300,500
Dayton-Hudson Corp.                          9,700        666,875        --            --         9,700          666,875
J.C. Penney Company, Inc.                    6,500        273,812        --            --         6,500          273,812
Kroger Co.*                                 21,000        700,875        --            --        21,000          700,875
May Department Stores Inc.                  13,000        510,250        --            --        13,000          510,250
Mercantile Stores Inc.                       5,500        246,812        --            --         5,500          246,812
Sears Roebuck & Co.                          9,500        323,000        --            --         9,500          323,000
                                                         --------                    --------                 -----------
                                                        3,782,961                  2,661,950                   6,444,911
                                                         --------                    --------                 -----------
Shipping/Transportation--
Conrail Inc.                                 8,300        570,625        --            --         8,300          570,625
CSX Corp.                                    7,400        619,750        --            --         7,400          619,750
Ryder System, Inc.                          12,000        289,500        --            --        12,000          289,500
                                                         --------                    --------                 -----------
                                                        1,479,875                      --                      1,479,875
                                                         --------                    --------                 -----------
Steel--
USX-US Steel Group, Inc.                    14,000        418,250        --            --        14,000          418,250
                                                         --------                    --------                 -----------
Telecommunications--
AirTouch Communications, Inc.*                --           --          55,000      1,567,500     55,000        1,567,500
A T & T Corp.,                               7,400        473,600      20,000      1,280,000     27,400        1,753,600
Ameritech Corp.                              5,500        297,000        --            --         5,500          297,000
Frontier Corp.                              12,500        337,500        --            --        12,500          337,500
GTE Corp.                                   14,000        577,500        --            --        14,000          577,500
Lin Television Corp.*                         --           --          20,000        572,500     20,000          572,500
L.M. Ericsson Telephone Co. Sponsored
  ADR                                         --           --          77,000      1,644,672     77,000        1,644,672
MCI Communications Corp.                    17,000        423,938        --            --        17,000          423,938
Motorola, Inc.                                --           --          15,700      1,030,312     15,700        1,030,312
NYNEX Corp.                                  6,800        319,600        --            --         6,800          319,600
Tele-Communications Inc., Class A*          14,200        241,400      59,500      1,011,500     73,700        1,252,900
U S West, Inc.                               7,000        333,375        --            --         7,000          333,375
WorldCom, Inc.*                               --           --          30,000        978,750     30,000          978,750
                                                         --------                    --------                 -----------
                                                        3,003,913                  8,085,234                  11,089,147
                                                         --------                    --------                 -----------
Tire & Rubber--
Goodyear Tire & Rubber, Inc                  7,800        296,400        --            --         7,800          296,400
                                                         --------                    --------                 -----------

Toys & Games--
Mattel, Inc.                                17,000        488,750        --            --        17,000          488,750
                                                         --------                    --------                 -----------

                       See notes to financial statements.

                             VISTA LARGE CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                                                        Hanover
                                                Vista       Vista        Blue        Hanover    Pro-Forma     Pro-Forma
                                               Equity      Equity        Chip       Blue Chip    Combined      Combined
Issuer                                         Shares       Value       Shares        Value       Shares        Value
--------------------------------------------     -----    ----------    --------    ----------    --------   ------------
Utilities--
Arakis Energy Corp.*                             --     $    --          48,000   $   252,000      48,000    $    252,000
CINergy Corp.                                  11,500       326,312       --           --          11,500         326,312
CMS Energy Corp.                               17,000       469,625       --           --          17,000         469,625
FPL Group Inc.                                 16,900       707,688       --           --          16,900         707,688
Nipsco Industries Inc.                         11,900       434,350       --           --          11,900         434,350
Pinnacle West Capital Corp.                    23,000       632,500       --           --          23,000         632,500
Southern Co.                                   15,000       358,125       --           --          15,000         358,125
                                                            --------                  --------                 ----------
                                                          2,928,600                   252,000                   3,180,600
                                                            --------                  --------                 ----------
TOTAL COMMON STOCK                                       54,105,727                54,953,358                 109,059,085
                                                            --------                  --------                 ----------
SHORT-TERM INVESTMENTS
U.S. Government Agency Obligation--
Federal Home Loan Bank Discount Note
  11/01/95.                                      --          --       1,725,000     1,725,000   1,725,000       1,725,000
                                                            --------                  --------                 ----------

TOTAL INVESTMENTS                                       $54,105,727               $56,678,358                $110,784,085
                                                            --------                  --------                 ----------

------------
* = Non-income producing security.

ADR = American Depository Receipts.

                       See notes to financial statements.

                          VISTA LARGE CAP EQUITY FUND
                PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                                   10/31/95
                                  Unaudited

                                                                                     Hanover
                                                                        Vista       Blue Chip      Pro Forma         Pro Forma
                                                                       Equity        Growth       Adjustments        Combined
                                                                      ----------    ----------   --------------   -------------
ASSETS:
Investment securities, at value                                     $54,105,727   $56,678,358      $       0       $110,784,085
Cash                                                                          0         2,158         27,454 (8)         29,612
Receivables
 Investment securities sold                                           1,269,841     1,738,112              0          3,007,953
 Interest                                                                80,241        42,890              0            123,131
 Shares of beneficial interest sold                                     102,781             0              0            102,781
 Other receivables                                                          603             0              0                603
Unamortized organizational expenses                                           0        27,454        (27,454) (8)             0
Other Assets                                                                  0        14,646              0             14,646
                                                                        --------      --------      ------------    -----------
   Total assets                                                      55,559,193    58,503,618              0        114,062,811
                                                                        --------      --------      ------------    -----------
LIABILITIES:
Payable for shares of beneficial interest redeemed                       20,212             0              0             20,212
Payable to Custodian                                                     10,997             0              0             10,997
Accrued liabilities:
 Advisory fee                                                                 0        29,557              0             29,557
 Custodian fees                                                               0        (3,746)             0             (3,746)
 Distribution fee                                                         8,653             0              0              8,653
 Fund servicing fees                                                          0        12,975              0             12,975
 Shareholder servicing fees                                                   0        12,315              0             12,315
 Sub-administration fee                                                   2,399             0              0              2,399
 Other                                                                   99,709         6,522              0            106,231
                                                                        --------      --------      ------------    -----------
   Total liabilities                                                    141,970        57,623              0            199,593
                                                                        --------      --------      ------------    -----------
NET ASSETS
Paid in capital                                                      37,490,294    47,331,150              0         84,821,444
Accumulated undistributed net investment income                         154,831       151,692              0            306,523
Accumulated undistributed net realized gain (loss) on investment
  transactions                                                        6,886,647     4,700,731              0         11,587,378
Net Unrealized Appreciation/Depreciation                             10,885,451     6,262,422              0         17,147,873
                                                                        --------      --------      ------------    -----------
 Net assets                                                         $55,417,223   $58,445,995      $       0       $113,863,218
                                                                        ========      ========      ============    ===========
Net assets by class
 Class A                                                            $         0   $         0      $       0       $          0
                                                                        --------      ========      ============    ===========
 Class B                                                                      0             0              0                  0
                                                                        --------      ========      ============    ===========
 Class I                                                             55,417,223    58,445,995              0        113,863,218
                                                                        --------      ========      ============    ===========
   Total combined net assets by class                               $55,417,223   $58,445,995      $       0       $113,863,218
                                                                        --------      ========      ============    ===========
Shares of beneficial interest outstanding (no par value;
  unlimited number of shares authorized):
 A                                                                            0             0              0                  0
                                                                        --------      ========      ============    ===========
 B                                                                            0             0              0                  0
                                                                        --------      ========      ============    ===========
 I                                                                    4,528,446     4,668,210        105,894(11)      9,302,550
                                                                        --------      ========      ============    ===========
Net asset value and redemption price per share Class A (net
  assets/shares outstanding)                                        $      0.00   $      0.00           0.00       $       0.00
                                                                        --------      ========      ============    ===========
Net asset value and redemption price per share Class B (net
  assets/shares outstanding)                                        $      0.00   $      0.00           0.00       $       0.00
                                                                        --------      ========      ============    ===========
Net asset value and redemption price per share Class I (net
  assets/shares outstanding)                                        $     12.24   $     12.52           0.00       $      12.24
                                                                        --------      ========      ============    ===========
Cost of Investments                                                 $43,220,276   $50,415,937              0       $ 93,636,213
                                                                        --------      ========      ============    ===========

                       See notes to financial statements.

                          VISTA LARGE CAP EQUITY FUND
                      PRO FORMA STATEMENT OF OPERATIONS
                         For the year ended 10/31/95
                                  Unaudited

                                                                Hanover Blue         Pro Forma           Pro Forma
                                              Vista Equity      Chip Growth         Adjustments           Combined
                                             --------------    --------------   -------------------    --------------
INTEREST AND DIVIDEND INCOME                  $  1,703,444      $  1,030,246       $        0           $  2,733,690
                                              ------------      ------------       ----------           ------------
EXPENSES
Distribution fees
Class A                                                 0                 0                 0                     0
Class B                                                 0                 0                 0                     0
Class I                                           156,533                 0          (156,533)(4)                 0
Fund Servicing
Class A                                                 0                 0                 0                     0
Class B                                                 0                 0                 0                     0
Class I                                                 0            32,488           (32,488)(2)                 0
Shareholder Servicing fees
Class A                                                 0                 0                 0                     0
Class B                                                 0                 0                 0                     0
Class I                                                 0           125,486           140,852(1),(3)        266,338
Administration fees                                62,613            22,737            28,381(1)            113,731
Advisory fees                                     250,452           353,685          (149,212)(1)           454,925
Sub-Administration fees                            31,306            15,156            10,403(1)             56,865
Professional fees                                  33,546            22,604           (22,604)(8)            33,546
Custodian fees                                          0            15,317            73,069(6)             88,386
Interest Expense                                        0                 0                 0                     0
Printing and postage                                1,885            12,745                 0                14,630
Registration costs                                  4,117            17,437                 0                21,554
Transfer agent fees
Class A                                                 0                 0                 0                     0
Class B                                                 0                 0                 0                     0
Class I                                            14,577            11,282            16,393(7)             42,252
Trustee fees                                        3,444             2,482              (249)(9)            5,677
Amortization of organizational costs                3,716            11,913           (11,913)(8)            3,716
Other                                               1,973             7,101                 0                 9,074
                                              -----------       -----------        ----------          ------------
   Total expenses                                 564,162           650,433          (103,901)            1,110,694
                                              -----------       -----------        ----------          ------------
 Less amounts waived by the
  Administrator, Shareholder Servicing
   Agents, Adviser and Distributor                368,986           149,028           (62,561)(10)          455,453
                                              -----------       -----------        ----------          ------------
 Net expenses                                     195,176           501,405           (41,339)              655,242
                                              -----------       -----------        ----------          ------------
   Net investment income                        1,508,268           528,841            41,339             2,078,448
                                              -----------       -----------        ----------          ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS
Realized gain (loss) on investment
  transactions                                  6,905,243         5,323,276                 0            12,228,519
Change in net Unrealized appreciation/
  depreciation of  Investments                  3,304,651         4,824,963                 0             8,129,614
                                              -----------       -----------        ----------          ------------
Net Realized and Unrealized gain on
  Investments                                  10,209,894        10,148,239                 0            20,358,133
                                              -----------       -----------        ----------          ------------
Net increase in net assets from
  operations                                  $11,718,162       $10,677,080        $   41,339           $22,436,581
                                              ============      ============       ==========           ============

                       See notes to financial statements.

                             VISTA SMALL CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                                   Unaudited

                                                       Vista
                                          Vista        Small       Hanover       Hanover      Pro-Forma      Pro-Forma
                                        Small Cap       Cap       Small Cap     Small Cap      Combined      Combined
Issuer                                    Shares       Value        Shares        Value         Shares         Value
------------------------------------     ----------    --------    ----------   ----------    ----------   ------------
LONG-TERM INVESTMENTS
COMMON STOCK
Advertising --
Catalina Marketing Corp.*                   --      $    --         10,000      $  505,000      10,000      $  505,000
                                                        ------                    --------                   ----------
Agricultural Products/Services --
AGCO Corp.                                15,000       671,250        --            --          15,000         671,250
Arcadian Corp.*                           45,000       928,125        --            --          45,000         928,125
                                                        ------                    --------                   ----------
                                                     1,599,375                      --                       1,599,375
                                                        ------                    --------                   ----------
Airlines --
America West Airlines, Inc., Class
  B*                                      40,000       545,000        --            --          40,000         545,000
                                                        ------                    --------                   ----------
Automotive --
Masland Corp.                             20,000       280,000        --            --          20,000         280,000
Wabash National Corp.                       --           --         80,000       2,030,000      80,000       2,030,000
                                                        ------                    --------                   ----------
                                                       280,000                   2,030,000                   2,310,000
                                                        ------                    --------                   ----------
Banking --
Mountain Parks Financial Corp.*           20,000       465,000        --            --          20,000         465,000
Zions Bancorporation                      17,000     1,177,250        --            --          17,000       1,177,250
                                                        ------                    --------                   ----------
                                                     1,642,250                      --                       1,642,250
                                                        ------                    --------                   ----------
Business Services --
ITT Educational Services, Inc.*           20,000       470,000        --            --          20,000         470,000
Sitel Corp.*                               15000       341,250        --            --          15,000         341,250
                                                        ------                    --------                   ----------
                                                       811,250                      --                         811,250
                                                        ------                    --------                   ----------
Chemicals --
Applied Extrusion Technologies,
  Inc.*                                   40,000       615,000        --            --          40,000         615,000
Material Sciences Corp.*                   6,500       108,062        --            --           6,500         108,062
Mississippi Chemical                      25,000       603,125        --            --          25,000         603,125
The Geon Company                           6,000       149,250        --            --           6,000         149,250
                                                        ------                    --------                   ----------
                                                     1,475,437                      --                       1,475,437
                                                        ------                    --------                   ----------
Computer Software --
American Management Systems, Inc.*         6,000       173,250        --            --           6,000         173,250
Arc Systems, Inc.*                         8,000       336,000        --            --           8,000         336,000
Baan Company, N.V.*                        4,400       187,000        --            --           4,400         187,000
Computervision Corp.*                     65,000       763,750        --            --          65,000         763,750
Datastream Systems, Inc.*                 10,000       222,500        --            --          10,000         222,500
Desktop Data, Inc.*                        2,000        71,500        --            --           2,000          71,500
Discreet Logic, Inc.*                      7,000       399,000        --            --           7,000         399,000
Eagle Point Software Corp.*               12,000       231,000        --            --          12,000         231,000
Expert Software, Inc.*                    10,000       207,500        --            --          10,000         207,500
Hummingbird Communications Ltd.*          17,000       731,000        --            --          17,000         731,000
Legato Systems, Inc.*                      5,000       182,500        --            --           5,000         182,500
Maxis, Inc.*                              11,000       486,750        --            --          11,000         486,750
National Instruments Corp.*               17,000       318,750        --            --          17,000         318,750
Netscape Communications Corp.*             2,500       220,000        --            --           2,500         220,000
Novadigm, Inc.*                            3,200        65,600        --            --           3,200          65,600
Smith Micro Software, Inc.*                6,000        73,500        --            --           6,000          73,500
Softkey International, Inc.*              12,000       378,000        --            --          12,000         378,000
Wind River Systems*                       25,000       675,000        --            --          25,000         675,000
                                                        ------                    --------                   ----------
                                                     5,722,600                      --                       5,722,600
                                                        ------                    --------                   ----------
Commercial Services --
Franklin Quest Co.*                         --           --         70,000       1,671,250      70,000       1,671,250
                                                        ------                    --------                   ----------

                       See notes to financial statements.

                             VISTA SMALL CAP EQUITY
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995
                            Unaudited -- (Continued)

                                        Vista         Vista        Hanover        Hanover      Pro-Forma      Pro-Forma
                                      Small Cap     Small Cap     Small Cap      Small Cap     Combined        Combined
Issuer                                  Shares        Value         Shares         Value        Shares          Value
----------------------------------     ----------    ----------   ----------    -----------    ----------   -------------
Computers/Computer Hardware --
Applied Magnetics Corp.*                25,000      $  384,375        --        $   --          25,000       $   384,375
Cornerstone Imaging, Inc.*              22,500         506,250        --            --          22,500           506,250
Hyperion Software                         --            --          25,000       1,231,250      25,000         1,231,250
Micros Systems, Inc.*                   13,000         484,250        --            --          13,000           484,250
                                                      --------                    ---------                   -----------
                                                     1,374,875                   1,231,250                     2,606,125
                                                      --------                    ---------                   -----------
Construction Materials --
Texas Industries Inc.                   14,000         736,750        --            --          14,000           736,750
                                                      --------                    ---------                   -----------
Diversified --
Albany International Corp., Class A     20,000         415,000        --            --          20,000           415,000
                                                      --------                    ---------                   -----------
Electronics/Electrical Equipment --
California Amplifier, Inc.*             23,000         621,000        --            --          23,000           621,000
Charter Power Systems, Inc.               --            --          27,200         680,000      27,200           680,000
C.P. Clare Corp.*                       25,700         664,988        --            --          25,700           664,988
Dallas Semiconductor Corp.                --            --          85,000       1,806,250      85,000         1,806,250
Digi Intl Inc.                            --            --          95,000       2,541,250      95,000         2,541,250
ESS Technology, Inc.*                   11,100         333,000        --            --          11,100           333,000
Etec Systems, Inc.*                     17,000         187,000        --            --          17,000           187,000
First Alert, Inc.*                        --            --          70,000       1,085,000      70,000         1,085,000
Gemstar International Group Ltd.*         --            --          55,000       1,148,125      55,000         1,148,125
Information Storage Devices, Inc.*      29,150         634,012        --            --          29,150           634,012
ITI Technologies, Inc.*                 35,000         883,750        --            --          35,000           883,750
Kulicke & Soffa Industries, Inc.*       15,000         525,000        --            --          15,000           525,000
Micro Linear Corp.*                     25,000         384,375        --            --          25,000           384,375
Micros Systems, Inc.                      --            --          10,000         372,500      10,000           372,500
Microchip Technology, Inc.*             23,000         912,813        --            --          23,000           912,813
Octel Comm Corp.                          --            --          35,000       1,194,375      35,000         1,194,375
Recoton Corp.*                            --            --          90,000       2,002,500      90,000         2,002,500
Smartflex Systems, Inc.*                 7,000         102,375        --            --           7,000           102,375
Tegal Corp.*                            54,000         688,500        --            --          54,000           688,500
Tencor Instruments*                      5,000         213,125        --            --           5,000           213,125
                                                      --------                    ---------                   -----------
                                                     6,149,938                  10,830,000                    16,979,938
                                                      --------                    ---------                   -----------
Entertainment --
Westcott Commission                       --            --          55,000         756,250      55,000           756,250
Cinar Films, Inc., Class B*             45,000         534,375        --            --          45,000           534,375
Hollywood Entertainment Corp.             --            --          75,000       2,006,250      75,000         2,006,250
                                                      --------                    ---------                   -----------
                                                       534,375                   2,762,500                     3,296,875
                                                      --------                    ---------                   -----------
Environmental Services --
Newpark Resources, Inc.*                21,000         333,375        --            --          21,000           333,375
Sanifill, Inc.*                         12,000         378,000        --            --          12,000           378,000
United Waste Systems, Inc.*             15,000         592,500        --            --          15,000           592,500
                                                      --------                    ---------                   -----------
                                                     1,303,875                      --                         1,303,875
                                                      --------                    ---------                   -----------
Financial Services --
Aames Financial Corp.                   10,000         250,000        --            --          10,000           250,000
Alex. Brown, Inc.                        2,000          97,750        --            --           2,000            97,750
Charter One Financial, Inc.               --            --          20,000         567,500      20,000           567,500
Irwin Financial Corp.                     --            --          12,000         456,000      12,000           456,000
MS Financial, Inc.*                     25,000         281,250        --            --          25,000           281,250
Olympic Financing Ltd.*                  5,000          91,250        --            --           5,000            91,250
SEI Corp.                               12,800         272,000        --            --          12,800           272,000
SPS Transaction SVCS                      --            --          30,000         791,250      30,000           791,250
WFS Financial, Inc.*                    21,300         354,112        --            --          21,300           354,112
                                                      --------                    ---------                   -----------
                                                     1,346,362                   1,814,750                     3,161,112
                                                      --------                    ---------                   -----------

                       See notes to financial statements.

                             VISTA SMALL CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                               Vista         Vista        Hanover       Hanover      Pro-Forma      Pro-Forma
                                             Small Cap     Small Cap     Small Cap     Small Cap     Combined       Combined
Issuer                                         Shares        Value         Shares        Value        Shares          Value
-----------------------------------------     ----------    ----------   ----------    ----------    ----------   ------------
Health Care --
Enterprise Systems, Inc.*                       5,000      $  116,875        --        $   --          5,000       $  116,875
Gelman Sciences, Inc.*                         25,000         534,375        --            --         25,000          534,375
OrNda Healthcorp*                              20,000         352,500        --            --         20,000          352,500
Sterling House Corp.*                          42,000         519,750        --            --         42,000          519,750
Universal Health Services, Inc., Class B*      17,500         656,250        --            --         17,500          656,250
                                                             --------                    --------                   ----------
                                                            2,179,750                      --                       2,179,750
                                                             --------                    --------                   ----------
Home Builders --
Southern Energy Homes, Inc.*                     --            --          25,000        368,750      25,000          368,750
                                                             --------                    --------                   ----------

Hotels/Other Lodging --
Renaissance Hotel Group N.V.*                  25,000         487,500        --            --         25,000          487,500
                                                             --------
Doubletree Inc.                                  --            --          42,000        924,000      42,000          924,000
                                                             --------                    --------                   ----------
                                                              487,500                    924,000                    1,411,500
                                                             --------                    --------                   ----------
Insurance --
American Travellers Corp.*                     25,000         559,375        --            --         25,000          559,375
CMAC Investment Corp.                            --            --          40,000      1,900,000      40,000        1,900,000
Life Partners Group, Inc.                       5,000          90,625        --            --          5,000           90,625
Mutual Risk Management Ltd.                      --            --          30,000      1,106,250      30,000        1,106,250
Prudential Reinsurance Holdings, Inc.*         26,000         529,750        --            --         26,000          529,750
PXRE Corp.                                     25,000         637,500        --            --         25,000          637,500
Renaissancere Holdings Ltd.*                   30,000         813,750        --            --         30,000          813,750
Transnational Re Corp. Class A*                  --            --          35,000        783,125      35,000          783,125
United Dental Care, Inc.*                       2,000          61,000        --            --          2,000           61,000
                                                             --------                    --------                   ----------
                                                            2,692,000                  3,789,375                    6,481,375
                                                             --------                    --------                   ----------
Leisure --
Anthony Industries, Inc.                       25,000         465,625        --            --         25,000          465,625
Oakley, Inc.*                                  24,100         831,450        --            --         24,100          831,450
Recoton Corp.*                                 30,000         667,500        --            --         30,000          667,500
                                                             --------                                               ----------
                                                            1,964,575                      --                       1,964,575
                                                             --------                    --------                   ----------
Machinery & Engineering Equipment --
Applied Power, Inc., Class A                   25,000         759,375        --            --         25,000          759,375
Blount Inc., Class A                           10,000         433,750        --            --         10,000          433,750
Computational Systems, Inc.*                   11,450         170,319        --            --         11,450          170,319
Precision Castparts Corp.                       7,500         268,125        --            --          7,500          268,125
Valmont Industries                             20,000         490,000        --            --         20,000          490,000
                                                             --------                    --------                   ----------
                                                            2,121,569                      --                       2,121,569
                                                             --------                    --------                   ----------
Manufacturing --
Elsag Bailey Process Automation N.V.,
  ADR*                                          8,000         218,000        --            --          8,000          218,000
                                                             --------                    --------                   ----------
Medical Hosp. Management & Services --
Sierra Health Services, Inc.*                    --            --          50,000      1,431,250      50,000        1,431,250
                                                                                         --------                   ----------
Medical Supplies --
Haemonetics Corp*                                --            --          20,000        377,500      20,000          377,500
Paterson Dental Co.*                             --            --           5,000        125,000       5,000          125,000
                                                                                         --------                   ----------
                                                 --                                      502,500                      502,500
                                                                                         --------                   ----------
Metals/Mining --
Commonwealth Aluminum Corp.                    11,000         177,375        --            --         11,000          177,375
Sinter Metals, Inc. Class A*                     --            --          30,000        311,250      30,000          311,250
                                                             --------                    --------                   ----------
                                                              177,375                    311,250                      488,625
                                                             --------                    --------                   ----------

                       See notes to financial statements.

                             VISTA SMALL CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                     Vista         Vista        Hanover      Hanover     Pro-Forma      Pro-Forma
                                   Small Cap     Small Cap     Small Cap    Small Cap     Combined      Combined
Issuer                               Shares        Value        Shares        Value        Shares         Value
-------------------------------     ----------    ----------   ---------    ----------    ---------   ------------
Oil & Gas --
NGC Corp.                            20,000      $  180,000        --        $  --         20,000      $  180,000
Nowsco Well Service, Ltd.            10,000         113,750       --            --         10,000         113,750
Smith International*                 30,000         480,000       --            --         30,000         480,000
Total Petroleum of North
  America                            17,000         172,125       --            --         17,000         172,125
Weatherford Enterra, Inc.            13,000         313,625       --            --         13,000         313,625
Nabors Industries, Inc.*               --            --         50,000        431,250      50,000         431,250
                                                   --------                   --------                  ----------
                                                  1,259,500                   431,250                   1,690,750
                                                   --------                   --------                  ----------
Printing & Publishing --
Pulitzer Publishing                  15,000         678,750       --            --         15,000         678,750
                                                   --------                   --------                  ----------
Real Estate --
NHP, Inc.*                           25,000         356,250       --            --         25,000         356,250
                                                   --------                   --------                  ----------
Real Estate Investment Trust --
Oasis Residential, Inc.              12,000         261,000       --            --         12,000         261,000
                                                   --------                   --------                  ----------
Restaurants/Food Services --
Daka International, Inc.*            20,000         607,500       --            --         20,000         607,500
The Cheesecake Factory*                --            --         35,000        761,250      35,000         761,250
Ihop Corp.*                            --            --         35,000        752,500      35,000         752,500
Papa John's International,
  Inc.*                                --            --         15,000        577,500      15,000         577,500
Rock Bottom Rest., Inc.*               --            --         55,000        880,000      55,000         880,000
Sonic Corp.*                           --            --         30,000        660,000      30,000         660,000
                                                   --------                   --------                  ----------
                                                    607,500                 3,631,250                   4,238,750
                                                   --------                   --------                  ----------
Retailing --
Big B Inc.                           18,000         265,500       --            --         18,000         265,500
Books-A-Million                        --            --         27,000        340,875      27,000         340,875
Casey's General Stores, Inc.         15,000         345,000       --            --         15,000         345,000
Consolidated Stores Corp.*           23,000         531,875       --            --         23,000         531,875
Discount Auto Parts, Inc.              --            --         35,000        936,250      35,000         936,250
Ethan Allen Interiors, Inc.*          4,800          94,800       --            --          4,800          94,800
Finish Line                            --            --         50,000        443,750      50,000         443,750
FTPS Software                          --            --         54,000      1,458,000      54,000       1,458,000
Gucci Group NV*                      17,800         534,000       --            --         17,800         534,000
Gymboree Corp*                         --            --         65,000      1,470,625      65,000       1,470,625
Jones Apparel Group                    --            --         25,000        856,250      25,000         856,250
Nieman-Marcus Group, Inc.*           40,000         685,000       --            --         40,000         685,000
Tractor Supply Co.                     --            --         30,000        472,500      30,000         472,500
Trend Lines, Inc.                      --            --         35,000        459,375      35,000         459,375
West Marine, Inc.                      --            --         13,000        396,500      13,000         396,500
                                                   --------                   --------                  ----------
                                                  2,456,175                 6,834,125                   9,290,300
                                                   --------                   --------                  ----------
Shipping/Transportation --
Arnold Ind.                            --            --         10,000        162,500      10,000         162,500
Heartland Express Inc.                 --            --         15,000        406,875      15,000         406,875
Landstar System, Inc.*               12,000         315,000       --            --         12,000         315,000
Mark VII, Inc.*                      25,000         446,875       --            --         25,000         446,875
                                                   --------                   --------                  ----------
                                                    761,875                   569,375                   1,331,250
                                                   --------                   --------                  ----------
Steel --
Northwestern Steel & Wire Co.*       40,000         300,000       --            --         40,000         300,000
                                                   --------                   --------                  ----------
Telecommunications --
Aspect Telecommunications
  Corp.*                             25,000         859,375       --            --         25,000         859,375
                                                   --------                   --------                  ----------
Textile Mill Products --
St. John Knits, Inc.                 17,500         837,812       --            --         17,500         837,812
                                                   --------                   --------                  ----------

                       See notes to financial statements.

                             VISTA SMALL CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)

                                                   Vista          Vista         Hanover       Hanover     Pr-Forma      Pro-Forma
                                                 Small Cap      Small Cap      Small Cap     Small Cap    Combined      Combined
Issuer                                             Shares         Value         Shares         Value       Shares         Value
--------------------------------                 ----------    ------------    ----------    ----------    --------   ------------
Utilities --
Oklahoma Gas & Electric Co.                         17,500     $   700,000         --       $    --          17,500   $   700,000
                                                                 ----------                    --------                 ----------
Wholesaling --
Brightpoint Inc.                                     --             --            25,000        475,000      25,000       475,000
US Office Products Co.*                              7,500         128,438         --            --           7,500       128,438
                                                                 ----------                    --------                 ----------
                                                                   128,438                      475,000                   603,438
                                                                 ----------                    --------                 ----------
TOTAL COMMON STOCK                                              42,984,531                   40,112,875                83,097,406
                                                                 ----------                    --------                ----------
CONVERTIBLE CORPORATE BONDS &
   NOTES
Computer Software --
Softkey International Inc.#           5.500%       500,000         421,020         --            --         500,000       421,020
Spectrum Holobyte, Inc.#              6.500%       250,000         239,228         --            --         250,000       239,228
                                                                 ----------                    --------                 ----------
                                                                   660,248                       --                       660,248
                                                                 ----------                    --------                 ----------
Electronics/Electrical
Equipment --
Sanmina Corp.#                        5.500%       300,000         333,666         --            --         300,000       333,666
                                                                 ----------                    --------                ----------
Health Care --
Assisted Living Concepts#             7.000%       250,000         274,167         --            --         250,000       274,167
                                                                 ----------                    --------                 ----------
Insurance --
American Travellers Corp.             6.500%       500,000         593,750         --            --         500,000        593,750
                                                                 ----------                    --------                 ----------
TOTAL CONVERTIBLE CORPORATE
   BONDS & NOTES                                                 1,861,831                       --                     1,861,831
                                                                 ----------                    --------                  ----------
TOTAL LONG-TERM INVESTMENTS                                     44,846,362                   40,112,875                 84,959,237
                                                                 ----------                    --------                 ----------
SHORT-TERM INVESTMENTS
U.S. Government Obligations --        5.150%        10,000           9,949         --            --          10,000          9,949
U.S. Treasury Bills --                5.300%        54,000          53,723         --            --          54,000         53,723
                                                                 ----------                    --------                 ----------
Total U.S. Government
  Obligations                                                       63,672                       --                         63,672
                                                                 ----------                    --------                 ----------
Commercial Paper --
Financial Services --
Broadway Capital Corp.                5.750%     2,000,000       1,996,167         --            --       2,000,000      1,996,167
Ciesco LP,                            5.730%     2,000,000       1,995,862         --            --       2,000,000      1,995,862
Household Finance Corp.               5.800%     7,258,000       7,258,000         --            --       7,258,000      7,258,000
Sony Capital Corp.                    5.710%     2,000,000       1,988,263         --            --       2,000,000      1,988,263
                                                                 ----------                    --------                  ----------
                                                                13,238,292                       --                      13,238,292
                                                                 ----------                    --------                  ----------
Oil & Gas --
Questar Corp.,                        5.820%     2,000,000       1,999,353         --            --       2,000,000       1,999,353
                                                                 ----------                    --------                  ----------
Packaging --
Rexam PLC,                            5.730%     2,000,000       1,997,135         --            --       2,000,000       1,997,135
                                                                 ----------                    --------                  ----------
Total Commercial Paper                                          17,234,780         --            --                      17,234,780
                                                                 ----------                    --------                  ----------
TOTAL SHORT-TERM INVESTMENTS                                    17,298,452         --            --                      17,298,452
                                                                 ----------                    --------                  ----------
Repurchase Agreement
Barclays Repo                                        --             --         1,511,000      1,511,000   1,511,000       1,511,000
                                                                                               --------                  ----------
TOTAL INVESTMENTS                                              $62,144,814                  $41,623,875                $103,768,689
                                                                 ==========                    ========                  ==========

------------
ADR = American Depository Receipt.
# = Security may only be sold to qualified institutional buyers.
* = Non-Income producing.

                       See notes to financial statements.

                             VISTA SMALL CAP EQUITY
                           PORTFOLIO OF INVESTMENTS
                               October 31, 1995
                           Unaudited -- (Continued)
Purchased Index Futures Outstanding

                                         Number     Original      Nominal      Unrealized
                          Expiration       of        Nominal     Value at     Appreciation
Description                   Date     Contracts      Value      10/31/95    (Depreciation)
 -----------------------    --------    --------    ---------    ---------   -------------
Russell 2000 Future         12/14/95       30      $4,717,742   $4,440,000      ($277,742)



                       See notes to financial statements.

                          VISTA SMALL CAP EQUITY FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                                    10/31/95
                                    Unaudited

                                                           Vista Small Cap    Hanover Small      Pro Forma         Pro Forma
                                                               Equity          Cap Growth       Adjustments         Combined
                                                           ---------------    -------------    --------------   ---------------
ASSETS:
 Investment securities, at value                             $62,144,814       $41,623,875       $       0        $103,768,689
 Cash                                                              6,326             6,763          28,434(8)           41,523
 Receivables
  Investment securities sold                                   2,509,999           439,290               0           2,949,289
  Interest                                                        13,742               239               0              13,981
  Dividends                                                        6,350             4,000               0              10,350
  Trust shares sold                                            1,000,096                 0               0           1,000,096
  Other receivables                                                    0             4,903               0               4,903
 Unamortized organizational expenses                              30,051            28,434         (28,434)(8)          30,051
                                                              -------------     -----------      ------------     -------------
    Total assets                                              65,711,378        42,107,504               0         107,818,882
                                                              -------------     -----------      ------------     -------------
LIABILITIES:
 Payable for investment securities purchased                           0         1,121,625               0           1,121,625
 Payable for Trust shares redeemed                                84,869                 0               0              84,869
 Printing exp payable                                                  0             1,602               0               1,602
 Variation margin payable on futures contracts                    16,500                 0               0              16,500
 Other liabilities                                                     0               600               0                 600
 Accrued liabilities:
  Advisory fee                                                         0            51,033               0              51,033
  Custodian fees                                                  16,597                 0               0              16,597
  Distribution fee                                                19,964                 0               0              19,964
  Shareholder servicing fees                                       4,235             2,700               0               6,935
  Sub-administration fee                                           1,764                 0               0               1,764
  Organizational costs payable                                    36,343                 0               0              36,343
  Fund accounting                                                      0            13,066               0              13,066
  Other                                                          167,812            10,166               0             177,978
                                                              -------------     -----------      ------------     -------------
    Total liabilities                                            348,084         1,200,792               0           1,548,876
                                                              -------------     -----------      ------------     -------------
NET ASSETS
 Paid in capital                                              57,768,327        36,989,686               0          94,758,013
 Accumulated undistributed net investment income                       0          (225,799)              0            (225,799)
 Accumulated undistributed net realized gain (loss) on
    investment transactions                                      996,627         3,346,655               0           4,343,282
 Net unrealized appreciation of investments                    6,598,340           796,170               0           7,394,510
                                                              -------------     -----------      ------------     -------------
    Net assets                                               $65,363,294       $40,906,712       $       0        $106,270,006
                                                              =============     ===========      ============     =============
 Net assets by class
  A                                                          $43,739,400       $13,056,843       $       0        $  56,796,243
                                                              -------------     -----------      ------------     -------------
  B                                                           21,623,894                 0               0          21,623,894
                                                              -------------     -----------      ------------     -------------
  I                                                                    0        27,849,869               0          27,849,869
                                                              -------------     -----------      ------------     -------------
    Total combined net assets by class                       $65,363,294       $40,906,712       $       0        $106,270,006
                                                              =============     ===========      ============     =============
 Shares of beneficial interest outstanding (no par
  value; unlimited number of shares authorized):
  A                                                            2,902,211         1,170,183        (303,566)(11)      3,768,828
                                                              =============     ===========      ============     =============
  B                                                            1,440,738                 0               0           1,440,738
                                                              =============     ===========      ============     =============
  I                                                                    0         2,495,961        (647,927)(11)      1,848,034
                                                              =============     ===========      ============     =============
 Net asset value and redemption price per share Class A
    (net assets/shares outstanding)                          $     15.07       $     11.16       $    0.00        $      15.07
                                                              =============     ===========      ============     =============
 Net asset value and redemption price per share Class B
    (net assets/shares outstanding)                          $     15.01       $      0.00       $    0.00        $      15.01
                                                              =============     ===========      ============     =============
 Net asset value and redemption price per share Class I
    (net assets/shares outstanding)                          $      0.00       $     11.16       $    0.00        $      15.07
                                                              =============     ===========      ============     =============
 Cost of Investments                                         $55,268,732       $40,827,707       $       0        $  96,096,439
                                                              =============     ===========      ============     =============

                       See notes to financial statements.

                          VISTA SMALL CAP EQUITY FUND
                      PRO FORMA STATEMENT OF OPERATIONS
                         For the year ended 10/31/95
                                   Unaudited

                                               Vista
                                               Small        Hanover
                                                Cap          Small         Pro Forma     Pro Forma
                                               Equity      Cap Growth     Adjustments     Combined
                                              ---------    -----------    ------------   ----------
INTEREST INCOME                               $407,650     $ 180,919       $       0     $  588,569
                                                -------      ---------      ----------     --------
EXPENSES
 Distribution fees
  A                                             35,265             0          32,642(1)      67,907
  B                                             44,661             0               0         44,661
  I                                                  0             0               0              0
 Shareholder Servicing fees
  A                                                  0        33,181         (33,181)(4)          0
  B                                             14,887             0               0         14,887
  I                                                  0             0          69,625(1),(5)  69,625
 Administration fees                            20,040        15,064          25,843(1)      60,947
 Advisory fees                                 130,401       251,060          14,834(1)     396,295
 Sub-Administration fees                        10,030        10,043          10,410(1)      30,483
 Professional fees                              33,922        15,658         (15,658)(8)     33,922
 Custodian fees                                 38,556        18,402          32,269(6)      89,227
 Printing and postage                            5,195         8,609               0         13,804
 Registration costs                             59,579        14,300               0         73,879
 Transfer agent fees
  A                                            100,958         3,456          18,267(7)     122,681
  B                                             49,912             0          10,152(7)      60,064
  I                                                  0         7,371          (2,553)(7)      4,818
 Insurance                                           0           536               0            536
 Fund accounting                                     0        32,665         (32,665)(8)          0
 Trustee fees                                    1,021         1,654           2,623(9)       5,298
 Amortization of organizational costs            6,292        11,768         (11,768)(8)      6,292
 Other                                          22,753         3,319               0         26,072
                                                -------      ---------      ----------     --------
    Total expenses                             573,472       427,086         120,840      1,121,398
                                                -------      ---------      ----------     --------
  Less amounts waived by
     the Administrator, Shareholder
  Servicing    Agents, Adviser and
  Distributor                                  162,875        48,147        (141,397)(10)    69,625
  Less expenses borne by Distributor            61,166             0         (61,166)(10)         0
                                                -------      ---------      ----------     --------
   Net expenses                                349,431       378,939         323,403      1,051,773
                                                -------      ---------      ----------     --------
    Net investment income                       58,219      (198,020)       (323,403)     (463,204)
                                                -------      ---------      ----------     --------

                       See notes to financial statements.

                          VISTA SMALL CAP EQUITY FUND
                      PRO FORMA STATEMENT OF OPERATIONS
                         For the year ended 10/31/95
                            Unaudited -- Continued

                                              Vista Small     Hanover Small     Pro Forma        Pro Forma
                                               Cap Equity      Cap Growth      Adjustments       Combined
                                               ------------    -------------   ------------   --------------
REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS
 Realized gain (loss) on investment
   transactions                                $1,003,383      $4,194,823       $       0       $  5,198,206
                                                 ----------     -----------      ----------     ------------
 Net realized gain (loss)                       1,003,383       4,194,823               0         5,198,206
                                                 ----------     -----------      ----------     ------------
 Change in net unrealized
   appreciation/depreciation on:
  Investments                                   6,876,082         580,192               0         7,456,274
  Futures transactions                           (277,742)              0               0          (277,742)
                                                 ----------     -----------      ----------     ------------
 Change in net unrealized appreciation/
   depreciation                                 6,598,340         580,192               0         7,178,532
                                                 ----------     -----------      ----------     ------------
 Net realized and unrealized gain (loss)        7,601,723       4,775,015               0        12,376,738
                                                 ----------     -----------      ----------     ------------
 Net increase in net assets from
  operations                                   $ 7,659,942      $4,576,995       $(323,403)      $11,913,534
                                                 ==========     ===========      ==========     ============

                       See notes to financial statements.

MUTUAL FUND GROUP

Notes to the Pro-Forma Financial Statements

1. Basis of Combination

   The Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations ("Pro Forma Statements") reflect the accounts of the Vista Portfolios and the Hanover Portfolios at October 31, 1995 and for the year then ended.

   The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of each portfolio of Hanover to the corresponding portfolio of Vista in exchange for shares of such Vista Portfolio.

   The Pro Forma Statements should be read in conjunction with the historical financial statements of each Portfolio included in their respective Statements of Additional Information.

   The expenses of the Reorganization will be borne by Chemical Banking Corporation and/or The Chase Manhattan Corporation.


2. Shares of Beneficial Interest

The pro forma net asset value per share and shares outstanding assume the issuance of additional shares of the Vista Portfolios would have occurred on October 31, 1995 in connection with the proposed reorganization. The additional shares to be issued for each Vista Portfolio were based on the October 31, 1995 net assets of the Hanover Portfolio and the net asset value per share of the corresponding Vista Portfolio and are as follows:

                     Hanover Net       NAV per share     Additional
    Hanover           Assets at          of Vista           Vista
   Portfolio      October 31, 1995       Portfolio         shares
--------------    -----------------    -------------   --------------
Small Cap A          $13,056,843          $15.07            866,413
Small Cap I          $27,849,869          $15.07          1,848,034
Short-term Bond      $10,399,486          $10.08          1,031,695
Blue Chip            $58,445,995          $12.24          4,775,000

3. Pro Forma Operating Expenses

The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Portfolio. Accordingly, the combined gross investment income is equal to the sum of each Portfolio's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entities more closely. Pro forma operating expenses include the actual expenses of the Vista and Hanover Portfolio and the combined Portfolio adjusted for certain items which are factually supportable. For some of the combined Portfolios certain expenses are expected to be waived by the Shareholder Servicing Agent, the Distributor, the Adviser and the Administrator, and those Portfolios' expenses are adjusted to reflect expected waivers. It is intended that the other Portfolios will bear their expenses without waivers.

MUTUAL FUND GROUP

Explanation of Note References:

 (1) Reflects adjustment of additional Hanover assets at the Vista contractual rate.

 (2) Reflects new contractual percentages, which have grouped shareholder and fund servicing together, therefore eliminating the current fund servicing line items.

 (3) Reflects adjustment to amounts based on a new contractual rate or combination of rates as stated in (2) above.

 (4) Reflects adjustment for fees which were previously being charged and are no longer being charged.

 (5) Reflects adjustment for Hanover assets being placed into a newly formed class of shares.

 (6) Reflects adjustment to the fees based on the newly combined assets of the portfolios at a new contractual rate and a change in the funds fee structure.

 (7) Reflects adjustment to the fees based on the newly contracted fees plus out of pocket expenses.

 (8) Reflects elimination of duplicative services, fees or organizational costs.

 (9) Reflects the new structure of the board of the surviving fund, the elimination of duplicative expenses and the allocation of complex-wide fees based on the relative net assets of the newly combined fund.

(10) Adjustment to reflect the elimination or addition of expense waivers and expenses borne.

(11) Adjustment to reflect number of shares for the Hanover net assets, based upon the Vista funds 10/31/95 ending NAV.

                       THE HANOVER INVESTMENT FUNDS, INC.

                  The Hanover Short Term U.S. Government Fund

This proxy is solicited on behalf of the Board of Directors of The Hanover Investment Funds, Inc. for the Special Meeting of Shareholders to be held on April 2, 1996.

The undersigned hereby appoints John Pileggi and Robert Hering, and each of them, attorneys and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of The Hanover Short Term U.S. Government Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 101 Park Avenue, 17th Floor, New York, New York 10178, on April 2, 1996, at
2:00 p.m., and at any adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and accompanying Prospectus/Proxy Statement of Mutual Fund Group and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders. A majority of the proxies present and acting at the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

    PLEASE SIGN AND DATE THIS PROXY ON THE REVERSE SIDE AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE.

-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

            THE HANOVER INVESTMENT FUNDS, INC.         Please mark
       The Hanover Short Term U.S. Government Fund     your votes as  [X in Box]
                                                       indicated in
                                                       this example




Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL.


Proposal to approve the Agreement and Plan of Reorganization and Liquidation.

     FOR        AGAINST       ABSTAIN
    [BOX]        [BOX]         [BOX]


If no direction is made, this proxy will be voted FOR the proposal.



                                      PLEASE INDICATE YOUR VOTE BY AN "X" IN THE
                                      APPROPRIATE BOX HEREON.

                                      This proxy, if properly executed, will be voted in the manner directed by the shareholder.

                                      NOTE: Please sign exactly as your
                                      name appears on this proxy. If joint
                                      owners, EITHER may sign this proxy. When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.

                                      Date                                 ,1996
                                          ---------------------------------


                                      -----------------------------------------


                                      -----------------------------------------
                                       Signature(s), Title(s) (if applicable)

                                      PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                      THE ENCLOSED ENVELOPE
-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

                 THE HANOVER INVESTMENT FUNDS, INC.

                  The Hanover U.S. Government Securities Fund

This proxy is solicited on behalf of the Board of Directors of The Hanover Investment Funds, Inc. for the Special Meeting of Shareholders to be held on April 2, 1996.

The undersigned hereby appoints John Pileggi and Robert Hering, and each of them, attorneys and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of The Hanover U.S. Government Securities Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 101 Park Avenue, 17th Floor, New York, New York 10178, on April 2, 1996, at
2:00 p.m., and at any adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and accompanying Prospectus/Proxy Statement of Mutual Fund Group and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders. A majority of the proxies present and acting at the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

    PLEASE SIGN AND DATE THIS PROXY ON THE REVERSE SIDE AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE.

-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

            THE HANOVER INVESTMENT FUNDS, INC.         Please mark
      The Hanover U.S. Government Securities Fund      your votes as  [X in Box]
                                                       indicated in
                                                       this example




Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL.


Proposal to approve the Agreement and Plan of Reorganization and Liquidation.

     FOR        AGAINST       ABSTAIN
    [BOX]        [BOX]         [BOX]


If no direction is made, this proxy will be voted FOR the proposal.



                                      PLEASE INDICATE YOUR VOTE BY AN "X" IN THE
                                      APPROPRIATE BOX HEREON.

                                      This proxy, if properly executed, will be voted in the manner directed by the shareholder.

                                      NOTE: Please sign exactly as your
                                      name appears on this proxy. If joint
                                      owners, EITHER may sign this proxy. When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.

                                      Date                                 ,1996
                                          ---------------------------------


                                      -----------------------------------------


                                      -----------------------------------------
                                       Signature(s), Title(s) (if applicable)

                                      PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                      THE ENCLOSED ENVELOPE
-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

                       THE HANOVER INVESTMENT FUNDS, INC.

                  The Hanover Blue Chip Growth Fund

This proxy is solicited on behalf of the Board of Directors of The Hanover Investment Funds, Inc. for the Special Meeting of Shareholders to be held on April 2, 1996.

The undersigned hereby appoints John Pileggi and Robert Hering, and each of them, attorneys and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of The Hanover Blue Chip Growth Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 101 Park Avenue, 17th Floor, New York, New York 10178, on
April 2, 1996, at 2:00 p.m., and at any adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and accompanying Prospectus/Proxy Statement of Mutual Fund Group and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.
In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders. A majority of the proxies present and acting at the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

    PLEASE SIGN AND DATE THIS PROXY ON THE REVERSE SIDE AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE.

-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

            THE HANOVER INVESTMENT FUNDS, INC.         Please mark
            The Hanover Blue Chip Growth Fund          your votes as [X in Box]
                                                       indicated in
                                                       this example




Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL.


Proposal to approve the Agreement and Plan of Reorganization and Liquidation.

     FOR        AGAINST       ABSTAIN
    [BOX]        [BOX]         [BOX]


If no direction is made, this proxy will be voted FOR the proposal.



                                      PLEASE INDICATE YOUR VOTE BY AN "X" IN THE
                                      APPROPRIATE BOX HEREON.

                                      This proxy, if properly executed, will be voted in the manner directed by the shareholder.

                                      NOTE: Please sign exactly as your
                                      name appears on this proxy. If joint
                                      owners, EITHER may sign this proxy. When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.

                                      Date                                 ,1996
                                          ---------------------------------


                                      -----------------------------------------


                                      -----------------------------------------
                                       Signature(s), Title(s) (if applicable)

                                      PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                      THE ENCLOSED ENVELOPE
-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

                       THE HANOVER INVESTMENT FUNDS, INC.

                  The Hanover Small Capitalization Growth Fund

This proxy is solicited on behalf of the Board of Directors of The Hanover Investment Funds, Inc. for the Special Meeting of Shareholders to be held on April 2, 1996.

The undersigned hereby appoints John Pileggi and Robert Hering, and each of them, attorneys and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of The Hanover Small Capitalization Growth Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 101 Park Avenue, 17th Floor, New York, New York 10178, on
April 2, 1996, at 2:00 p.m., and at any adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and accompanying Prospectus/Proxy Statement of Mutual Fund Group and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.
In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders. A majority of the proxies present and acting at the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

    PLEASE SIGN AND DATE THIS PROXY ON THE REVERSE SIDE AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE.

-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

            THE HANOVER INVESTMENT FUNDS, INC.          Please mark
      The Hanover Small Capitalization Growth Fund      your votes as [X in Box]
                                                        indicated in
                                                        this example




Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL.


Proposal to approve the Agreement and Plan of Reorganization and Liquidation.

     FOR        AGAINST       ABSTAIN
    [BOX]        [BOX]         [BOX]


If no direction is made, this proxy will be voted FOR the proposal.



                                      PLEASE INDICATE YOUR VOTE BY AN "X" IN THE
                                      APPROPRIATE BOX HEREON.

                                      This proxy, if properly executed, will be voted in the manner directed by the shareholder.

                                      NOTE: Please sign exactly as your
                                      name appears on this proxy. If joint
                                      owners, EITHER may sign this proxy. When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.

                                      Date                                 ,1996
                                          ---------------------------------


                                      -----------------------------------------


                                      -----------------------------------------
                                       Signature(s), Title(s) (if applicable)

                                      PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                      THE ENCLOSED ENVELOPE
-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

                       THE HANOVER INVESTMENT FUNDS, INC.

        The Hanover Small Capitalization Growth Fund/CBC Benefit Shares

This proxy is solicited on behalf of the Board of Directors of The Hanover Investment Funds, Inc. for the Special Meeting of Shareholders to be held on April 2, 1996.

The undersigned hereby appoints John Pileggi and Robert Hering, and each of them, attorneys and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of The Hanover Small Capitalization Growth Fund/CBC Benefit Shares which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 101 Park Avenue, 17th Floor, New York, New York 10178, on April 2, 1996, at 2:00 p.m., and at any adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and accompanying Prospectus/Proxy Statement of Mutual Fund Group and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders. A majority of the proxies present and acting at the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

    PLEASE SIGN AND DATE THIS PROXY ON THE REVERSE SIDE AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE.

-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

            THE HANOVER INVESTMENT FUNDS, INC.          Please mark
     The Hanover Small Capitalization Growth Fund/CBC   your votes as [X in Box]
                     Benefit Shares                     indicated in
                                                        this example




Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL.


Proposal to approve the Agreement and Plan of Reorganization and Liquidation.

     FOR        AGAINST       ABSTAIN
    [BOX]        [BOX]         [BOX]


If no direction is made, this proxy will be voted FOR the proposal.



                                      PLEASE INDICATE YOUR VOTE BY AN "X" IN THE
                                      APPROPRIATE BOX HEREON.

                                      This proxy, if properly executed, will be voted in the manner directed by the shareholder.

                                      NOTE: Please sign exactly as your
                                      name appears on this proxy. If joint
                                      owners, EITHER may sign this proxy. When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.

                                      Date                                 ,1996
                                          ---------------------------------


                                      -----------------------------------------


                                      -----------------------------------------
                                       Signature(s), Title(s) (if applicable)

                                      PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                      THE ENCLOSED ENVELOPE
-------------------------------------------------------------------------------
                   [SOLID TRIANGLE] FOLD AND DETACH HERE [SOLID TRIANGLE]

                       THE HANOVER INVESTMENT FUNDS, INC.

                        The Hanover American Value Fund

This proxy is solicited on behalf of the Board of Directors of The Hanover Investment Funds, Inc. for the Special Meeting of Shareholders to be held on April 2, 1996.

The undersigned hereby appoints John Pileggi and Robert Hering, and each of them, attorneys and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of The Hanover American Value Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 101 Park Avenue, 17th Floor, New York, New York 10178, on April 2, 1996, at 2:00 p.m., and at any adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and accompanying Prospectus/Proxy Statement of Mutual Fund Group and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders. A majority of the proxies present and acting at the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

PLEASE SIGN AND DATE THIS PROXY ON THE REVERSE SIDE AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE.

-------------------------------------------------------------------------------
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

            THE HANOVER INVESTMENT FUNDS, INC.          Please mark
             The Hanover American Value Fund            your votes as [X in Box]
                                                        indicated in
                                                        this example




Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL.


Proposal to approve the Agreement and Plan of Reorganization and Liquidation.

     FOR        AGAINST       ABSTAIN
    [BOX]        [BOX]         [BOX]


If no direction is made, this proxy will be voted FOR the proposal.



                                      PLEASE INDICATE YOUR VOTE BY AN "X" IN THE
                                      APPROPRIATE BOX HEREON.

                                      This proxy, if properly executed, will be voted in the manner directed by the shareholder.

                                      NOTE: Please sign exactly as your
                                      name appears on this proxy. If joint
                                      owners, EITHER may sign this proxy. When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.

                                      Date                                 ,1996
                                          ---------------------------------


                                      -----------------------------------------


                                      -----------------------------------------
                                       Signature(s), Title(s) (if applicable)

                                      PLEASE SIGN, DATE AND RETURN PROMPTLY IN
                                      THE ENCLOSED ENVELOPE
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